As filed with the Securities and Exchange Commission on May 23, 2006.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03015

Ohio National Fund, Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St.
Baltimore, MD 21202
(Name and address of agent for service)

Area Code (513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.

Ohio National Fund, Inc.
Equity Portfolio
March 31, 2006 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 99.2%
CONSUMER DISCRETIONARY - 31.2%
Household Durables - 4.9%
Beazer Homes USA, Inc.	55,900	$3,672,630
Centex Corp.	146,400	9,075,336
Pulte Homes, Inc.	266,200	10,227,404
Ryland Group, Inc.	53,200	3,692,080
		26,667,450
Internet & Catalog Retail - 11.7%
Amazon.com Inc. (a)	618,700	22,588,737
eBay, Inc. (a)	424,800	16,592,688
Expedia, Inc. (a)	511,200	10,362,024
IAC/InterActiveCorp (a)	479,900	14,142,653
		63,686,102
Leisure Equipment & Products - 3.4%
Eastman Kodak Co.	644,400	18,326,736
Media - 5.9%
The DIRECTV Group Inc. (a)	766,800	12,575,520
Time Warner, Inc.	555,400	9,325,166
WPP Group PLC (b)	849,900	10,171,881
		32,072,567
Multiline Retail - 3.2%
Sears Holdings Corp. (a)	131,200	17,349,888
Specialty Retail - 2.1%
The Home Depot, Inc.	276,900	11,712,870
TOTAL CONSUMER DISCRETIONARY		169,815,613

FINANCIALS - 14.3%
Consumer Finance - 1.8%
Capital One Financial Corp.	118,400	9,533,568
Diversified Financial Services - 6.2%
Citigroup, Inc.	276,800	13,073,264
JPMorgan Chase & Co.	501,600	20,886,624
		33,959,888
Insurance - 2.0%
American International Group, Inc.	18,700	1,235,883
The St. Paul Travelers Companies, Inc.	224,700	9,390,213
		10,626,096
Thrifts & Mortgage Finance - 4.3%
Countrywide Financial Corp.	399,600	14,665,320
MGIC Investment Corp.	133,400	8,888,442
		23,553,762
TOTAL FINANCIALS		77,673,314

HEALTH CARE - 13.9%
Health Care Providers & Services - 12.5%
Aetna, Inc.	357,200	17,552,808
Health Net, Inc. (a)	262,300	13,330,086
McKesson Corp.	211,300	11,015,069
UnitedHealth Group, Inc.	473,000	26,421,780
		68,319,743
Pharmaceuticals - 1.4%
Pfizer, Inc.	303,100	7,553,252
TOTAL HEALTH CARE		75,872,995

INDUSTRIALS - 7.5%
Building Products - 0.6%
Masco Corp.	94,200	3,060,558
Commercial Services & Supplies - 1.9%
Waste Management, Inc.	294,700	10,402,910
Industrial Conglomerates - 5.0%
General Electric Co.	32,200	1,119,916
Tyco International Ltd.	971,200	26,105,856
		27,225,772
TOTAL INDUSTRIALS		40,689,240

INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.3%
Cisco Systems, Inc. (a)	329,300	7,135,931
Computers & Peripherals - 5.7%
Dell, Inc. (a)	297,200	8,844,672
Hewlett-Packard Co.	216,800	7,132,720
International Business Machines Corp.	80,600	6,647,082
Seagate Technology	323,200	8,509,856
		31,134,330
Internet Software & Services - 6.7%
Google, Inc. Class A (a)	57,000	22,230,000
Yahoo!, Inc. (a)	433,800	13,994,388
		36,224,388
Software - 3.8%
CA, Inc.	158,000	4,299,180
Electronic Arts, Inc. (a)	213,400	11,677,248
Intuit, Inc. (a)	71,700	3,813,723
Symantec Corp. (a)	40,200	676,566
		20,466,717
TOTAL INFORMATION TECHNOLOGY		94,961,366

TELECOMMUNICATION SERVICES - 10.5%
Diversified Telecommunication Services - 10.5%
Qwest Communications International, Inc. (a)	2,928,000	19,910,400
Sprint Nextel Corp.	1,444,800	37,333,632
TOTAL TELECOMMUNICATION SERVICES		57,244,032

UTILITIES - 4.3%
Independent Power Producers & Energy Traders - 4.3%
The AES Corp. (a)	1,376,400	23,481,384
TOTAL UTILITIES		23,481,384
TOTAL COMMON STOCKS (Cost $376,359,620)		$539,737,944

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 1.3%
Bank Of America 4.75%, 04/03/2006	$6,770,646	$6,770,646
Repurchase price: $6,773,326
Collateralized by:
Federal Home Loan Bank
4.75% 08/08/2007
Fair Value: $6,911,653
TOTAL REPURCHASE AGREEMENTS (Cost $6,770,646)		$6,770,646

Total Investments (Cost $383,130,266) (c) - 100.5%		$546,508,590
Liabilities in Excess of Other Assets - (0.5)%		(2,454,618)
TOTAL NET ASSETS - 100.0%		$544,053,972

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. This security represents $10,171,881 or 1.9% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments,
not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Money Market Portfolio
March 31, 2006 (Unaudited)

	Face	Amortized
	Amount	Cost
SHORT-TERM NOTES - 93.9%
CONSUMER DISCRETIONARY - 5.8%
Automobiles - 0.6%
DaimlerChrysler N.A. Holding Corp.
4.75%, 04/04/2006	$1,000,000	$999,604
Media - 5.2%
Gannett Co., Inc. (a)
4.69%, 04/10/2006	8,000,000	7,990,620
The E.W. Scripps Co. (a)
4.97%, 04/03/2006	1,145,000	1,144,684
		9,135,304
TOTAL CONSUMER DISCRETIONARY		10,134,908

CONSUMER STAPLES - 14.4%
Food & Staples Retailing - 4.8%
Wal-Mart Stores, Inc. (a)
4.50%, 04/04/2006	8,500,000	8,496,805
Food Products - 4.8%
Nestle Capital Corp. (a)
4.69%, 04/19/2006	3,400,000	3,392,027
4.68%, 04/20/2006	2,000,000	1,995,065
4.72%, 04/25/2006	3,000,000	2,990,560
		8,377,652
Household Products - 4.8%
The Procter & Gamble Co. (a)
4.60%, 04/17/2006	8,500,000	8,482,622
TOTAL CONSUMER STAPLES		25,357,079

ENERGY - 4.8%
Oil, Gas & Consumable Fuels - 4.8%
Chevron Corp.
4.49%, 04/03/2006	8,500,000	8,497,880
TOTAL ENERGY		8,497,880

FINANCIALS - 55.1%
Capital Markets - 14.1%
Merrill Lynch & Co.
4.71%, 04/19/2006	8,500,000	8,479,983
The Goldman Sachs Group, Inc.
4.61%, 04/06/2006	8,500,000	8,494,558
UBS Finance
4.75%, 04/06/2006	8,000,000	7,994,722
		24,969,263
Consumer Finance - 13.9%
America Honda Finance Corp.
4.51%, 04/04/2006	4,500,000	4,498,309
4.73%, 04/10/2006	2,000,000	1,997,635
American Express Credit Corp.
4.70%, 04/05/2006	2,000,000	1,998,956
4.65%, 04/07/2006	6,500,000	6,494,962
John Deere Capital Corp. (a)
4.77%, 04/17/2006	1,000,000	997,880
Toyota Motor Credit Corp.
4.56%, 04/03/2006	8,470,000	8,467,854
		24,455,596
Diversified Financial Services - 17.5%
CIT Group Inc.
4.56%, 04/05/2006	2,000,000	1,998,986
4.54%, 04/06/2006	4,000,000	3,997,478
Citigroup Funding, Inc.
4.55%, 04/07/2006	3,500,000	3,497,346
4.65%, 04/11/2006	5,000,000	4,993,542
General Electric Capital Corp.
4.62%, 04/07/2006	2,000,000	1,998,460
4.73%, 04/12/2006	6,000,000	5,991,328
HSBC Finance Corp.
4.83%, 04/03/2006	1,700,000	1,699,544
4.66%, 04/05/2006	6,764,000	6,760,498
		30,937,182
Insurance - 9.6%
AIG Funding Inc.
4.75%, 04/05/2006	8,000,000	7,995,778
4.73%, 04/06/2006	495,000	494,675
Prudential Funding LLC
4.72%, 04/07/2006	686,000	685,460
4.73%, 05/01/2006	7,800,000	7,769,255
		16,945,168
TOTAL FINANCIALS		97,307,209

INDUSTRIALS - 4.5%
Commercial Services & Supplies - 4.5%
Cintas Corp. No.2 (a)
4.75%, 04/04/2006	8,000,000	7,996,833
TOTAL INDUSTRIALS		7,996,833

MATERIALS - 9.3%
Chemicals - 4.5%
E.I. Du Pont de Nemours & Co. (a)
4.68%, 04/07/2006	8,000,000	7,993,760
Metals & Mining - 4.8%
Alcoa, Inc.
4.83%, 04/03/2006	8,500,000	8,497,719
TOTAL MATERIALS		16,491,479
TOTAL SHORT-TERM NOTES (Cost $165,785,388)		$165,785,388

	Face	Amortized
	Amount	Cost
MUNICIPAL BONDS - 1.2%
Municipal Bonds - 1.2%
Alaska Housing Finance Corp.
4.78%, 12/01/2032 (b)	$2,200,000	$2,200,000
TOTAL MUNICIPAL BONDS (Cost $2,200,000)		$2,200,000

	Face	Amortized
	Amount	Cost
REPURCHASE AGREEMENTS - 5.4%
U.S. Bank 3.75% 04/03/2006	$9,581,000	$9,581,000
Repurchase price: $9,583,994
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $4,687,433
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $5,085,153
TOTAL REPURCHASE AGREEMENTS (Cost $9,581,000)		$9,581,000

Total Investments (Cost $177,566,388) (c) - 100.5%		$177,566,388
Liabilities in Excess of Other Assets - (0.5)%		(921,413)
TOTAL NET ASSETS - 100.0%		$176,644,975

Percentages are stated as a percent of net assets.

(a)
Represents a security exempt from registration under Section 4(2) of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified buyers, under Rule 144A. At March 31, 2006, the value of these securities amounted to $51,480,856 or 29.1% of the net assets of the Portfolio. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.

(b)
This bond is a variable rate demand note that is an eligible security under Rule 2a-7. The rate of interest resets every seven days and the bond is eligible to be repurchased by the broker at any time, at par, with a maximum seven day settlement.

(c)
Represents cost for Federal income tax and financial reporting purposes. See also Note 2 of the Notes to the Schedule of Investments regarding the use of amortized cost for valuation of this Portfolio.

Ohio National Fund, Inc.
Bond Portfolio
March 31, 2006 (Unaudited)

	Face	Fair
	Amount	Value
CORPORATE BONDS - 92.2%
CONSUMER DISCRETIONARY - 14.7%
Auto Components - 1.2%
ArvinMeritor, Inc.
8.75%, 03/01/2012	$500,000	$495,000
Johnson Controls, Inc.
5.25%, 01/15/2011	1,250,000	1,230,491
		1,725,491
Automobiles - 1.0%
DaimlerChrysler N.A. Holding Corp.
4.05%, 06/04/2008	1,500,000	1,454,243
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Services, Inc.
7.00%, 07/15/2006	750,000	753,218
GTECH Holdings Corp.
4.50%, 12/01/2009	1,000,000	970,599
Harrah's Operating Co. Inc.
5.50%, 07/01/2010	1,000,000	990,800
Marriott International, Inc.
4.63%, 06/15/2012	1,000,000	939,013
Mirage Resorts, Inc.
6.75%, 02/01/2008	700,000	709,625
		4,363,255
Household Durables - 3.7%
Centex Corp.
5.13%, 10/01/2013	500,000	469,322
Lennar Corp.
5.95%, 03/01/2013	1,000,000	987,325
Mohawk Industries, Inc.
5.75%, 01/15/2011	1,000,000	992,302
Newell Rubbermaid, Inc.
4.63%, 12/15/2009	1,000,000	967,105
Pulte Homes, Inc.
8.13%, 03/01/2011	1,000,000	1,080,704
7.88%, 08/01/2011	1,000,000	1,081,462
		5,578,220
Leisure Equipment & Products - 0.5%
Eastman Kodak Co.
3.63%, 05/15/2008	750,000	703,782
Media - 4.0%
Clear Channel Communications, Inc.
5.75%, 01/15/2013	1,000,000	953,141
Comcast Cable Communications
8.38%, 05/01/2007	500,000	515,520
8.88%, 05/01/2017	250,000	297,495
Cox Communications, Inc.
6.75%, 03/15/2011	1,000,000	1,026,697
Knight-Ridder, Inc.
4.63%, 11/01/2014	1,000,000	885,744
Liberty Media Corp.
5.70%, 05/15/2013	500,000	467,455
Rogers Cable, Inc.
7.88%, 05/01/2012	1,000,000	1,075,000
Time Warner, Inc.
6.88%, 05/01/2012	750,000	787,330
		6,008,382
Multiline Retail - 0.7%
May Department Stores Co.
5.75%, 07/15/2014	1,000,000	996,324
Specialty Retail - 0.7%
Staples, Inc.
7.38%, 10/01/2012	1,000,000	1,092,616
TOTAL CONSUMER DISCRETIONARY		21,922,313

CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 1.0%
Safeway, Inc.
5.80%, 08/15/2012	500,000	498,740
The Kroger Co.
6.20%, 06/15/2012	1,000,000	1,014,905
		1,513,645
Food Products - 1.2%
Bunge Ltd. Finance Corp.
5.88%, 05/15/2013	750,000	746,506
Tyson Foods, Inc.
8.25%, 10/01/2011	1,000,000	1,068,791
		1,815,297
TOTAL CONSUMER STAPLES		3,328,942

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
Atlantic Richfield Co. BP Amoco
8.55%, 03/01/2012	200,000	231,014
Energy Transfer Partners L.P.
5.65%, 08/01/2012 (a)	1,000,000	984,372
Enterprise Products Operating L.P.
4.63%, 10/15/2009	1,000,000	967,146
Kinder Morgan Energy Partners L.P.
5.00%, 12/15/2013	750,000	711,427
Marathon Oil Corp.
6.13%, 03/15/2012	750,000	772,907
Ocean Energy, Inc.
7.25%, 10/01/2011	1,000,000	1,075,530
Pemex Project Funding Master Trust
5.75%, 12/15/2015	1,000,000	958,750
Valero Energy Corp.
6.88%, 04/15/2012	750,000	795,614
XTO Energy, Inc.
4.90%, 02/01/2014	1,000,000	949,596
TOTAL ENERGY		7,446,356

FINANCIALS - 37.4%
Capital Markets - 7.5%
Amvescap PLC
4.50%, 12/15/2009	1,250,000	1,205,167
Jefferies Group, Inc.
7.75%, 03/15/2012	1,000,000	1,091,495
Lehman Brothers Holdings, Inc.
3.50%, 08/07/2008	1,500,000	1,442,108
Merrill Lynch & Co., Inc.
4.79%, 08/04/2010	1,500,000	1,459,890
Morgan Stanley
4.75%, 04/01/2014	1,250,000	1,168,138
Nuveen Investments, Inc.
5.00%, 09/15/2010	1,000,000	966,897
The Bear Stearns Companies Inc.
3.25%, 03/25/2009	1,500,000	1,417,117
The Goldman Sachs Group, Inc.
4.50%, 06/15/2010	1,500,000	1,446,918
Waddell & Reed Financial, Inc.
5.60%, 01/15/2011	1,000,000	982,365
		11,180,095
Commercial Banks - 4.6%
Boi Capital Funding No. 2
5.57%, Perpetual(a)	1,000,000	959,347
Deutsche Bank Capital Funding Trust VII
5.63%, Perpetual(a)	1,500,000	1,448,727
Keycorp
4.70%, 05/21/2009	1,500,000	1,479,007
Wachovia Capital Trust III
5.80%, Perpetual	1,500,000	1,475,279
Wells Fargo Bank, N.A.
6.45%, 02/01/2011	1,500,000	1,564,422
		6,926,782
Consumer Finance - 5.7%
American Express Credit Corp.
5.00%, 12/02/2010	1,500,000	1,477,908
American General Finance Corp.
4.88%, 05/15/2010	1,000,000	975,149
Capital One Bank
5.13%, 02/15/2014	750,000	722,879
Capital One Financial
4.74%, 05/17/2007	500,000	496,361
Ford Motor Credit Co.
7.25%, 10/25/2011	1,500,000	1,368,357
General Motors Acceptance Corp.
7.25%, 03/02/2011	1,000,000	948,598
Household Finance Corp.
6.38%, 11/27/2012	1,250,000	1,297,064
MBNA America Bank NA
4.63%, 08/03/2009	1,250,000	1,225,529
		8,511,845
Diversified Financial Services - 5.2%
CIT Group, Inc.
5.00%, 02/13/2014	750,000	712,971
Citigroup, Inc.
4.63%, 08/03/2010	1,500,000	1,457,988
Credit Suisse (USA), Inc.
5.25%, 03/02/2011	1,500,000	1,484,475
General Electric Capital Corp.
4.88%, 10/21/2010	1,500,000	1,470,825
ILFC E-Capital Trust I
5.90%, 12/21/2065 (a)(b)	1,500,000	1,457,249
JPMorgan Chase & Co.
5.15%, 10/01/2015	1,250,000	1,198,366
		7,781,874
Insurance - 4.1%
Assurant, Inc.
5.63%, 02/15/2014	1,250,000	1,230,234
Axis Capital Holdings Ltd.
5.75%, 12/01/2014	500,000	487,435
Liberty Mutual Group
5.75%, 03/15/2014 (a)	1,000,000	973,612
Lincoln National Corp.
6.50%, 03/15/2008	1,250,000	1,277,628
Loews Corp.
5.25%, 03/15/2016	750,000	716,675
Marsh & McLennan Cos. Inc.
3.63%, 02/15/2008	1,000,000	965,377
StanCorp Financial Group, Inc.
6.88%, 10/01/2012	500,000	525,784
		6,176,745
Real Estate - 8.3%
AvalonBay Communities, Inc.
6.63%, 01/15/2008	1,000,000	1,019,420
Camden Property Trust
4.38%, 01/15/2010	1,000,000	962,666
Colonial Realty, L.P.
8.05%, 07/15/2006	900,000	906,597
Developers Diversified Realty Corp.
5.38%, 10/15/2012	1,250,000	1,218,422
ERP Operating L.P.
4.75%, 06/15/2009	750,000	735,022
Health Care Property Investors, Inc.
4.88%, 09/15/2010	1,000,000	968,675
iStar Financial, Inc.
5.70%, 03/01/2014	1,000,000	976,717
Mack-Cali Realty L.P.
4.60%, 06/15/2013	1,000,000	922,547
Post Apartment Homes L.P.
5.13%, 10/12/2011	750,000	730,999
Simon Property Group L.P.
4.88%, 08/15/2010	1,250,000	1,218,040
Spieker Properties, Inc.
7.25%, 05/01/2009	500,000	528,528
The Rouse Co.
7.20%, 09/15/2012	1,000,000	1,038,473
Vornado Realty Trust
4.75%, 12/01/2010	1,250,000	1,197,438
		12,423,544
Thrifts & Mortgage Finance - 2.0%
Countrywide Home Loans, Inc.
4.13%, 09/15/2009	750,000	717,434
Radian Group, Inc.
7.75%, 06/01/2011	1,000,000	1,086,616
Washington Mutual, Inc.
4.63%, 04/01/2014	1,250,000	1,144,761
		2,948,811
TOTAL FINANCIALS		55,949,696

HEALTH CARE - 2.6%
Health Care Equipment & Supplies - 0.7%
Hospira, Inc.
4.95%, 06/15/2009	1,000,000	984,005
Health Care Providers & Services - 1.9%
HCA, Inc.
5.75%, 03/15/2014	500,000	470,309
Manor Care, Inc.
6.25%, 05/01/2013	1,000,000	997,451
WellPoint, Inc.
4.25%, 12/15/2009	1,500,000	1,441,605
		2,909,365
TOTAL HEALTH CARE		3,893,370

INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
Boeing Capital Corp.
5.40%, 11/30/2009	500,000	499,384
Air Freight & Logistics - 0.6%
Ryder System, Inc.
4.63%, 04/01/2010	1,000,000	955,429
Commercial Services & Supplies - 1.7%
Cendant Corp.
6.88%, 08/15/2006	500,000	502,440
Deluxe Corp.
5.00%, 12/15/2012	1,000,000	852,158
R.R. Donnelley & Sons Co.
4.95%, 04/01/2014	1,250,000	1,148,639
		2,503,237
Industrial Conglomerates - 0.9%
Hutchison Whampoa International Ltd.
6.25%, 01/24/2014 (a)	1,250,000	1,270,509
Machinery - 1.1%
Briggs & Stratton Corp.
8.88%, 03/15/2011	550,000	610,500
Timken Co.
5.75%, 02/15/2010	1,000,000	987,528
		1,598,028
Road & Rail - 0.3%
Union Pacific Corp.
3.63%, 06/01/2010	500,000	465,919
TOTAL INDUSTRIALS		7,292,506

INFORMATION TECHNOLOGY - 2.1%
Computers & Peripherals - 0.7%
NCR Corp.
7.13%, 06/15/2009	1,000,000	1,031,262
IT Services - 0.8%
Fiserv, Inc.
4.00%, 04/15/2008	1,250,000	1,207,806
Software - 0.6%
Computer Associates International, Inc.
4.75%, 12/01/2009 (a)	1,000,000	974,187
TOTAL INFORMATION TECHNOLOGY		3,213,255

MATERIALS - 5.0%
Chemicals - 2.9%
ICI Wilmington, Inc.
4.38%, 12/01/2008	1,000,000	964,729
IMC Global, Inc.
6.88%, 07/15/2007	500,000	506,250
Monsanto Co.
7.38%, 08/15/2012	2,000,000	2,191,090
Olin Corp.
9.13%, 12/15/2011	500,000	571,306
		4,233,375
Metals & Mining - 0.7%
Teck Cominco Ltd.
7.00%, 09/15/2012	1,000,000	1,063,330
Paper & Forest Products - 1.4%
International Paper Co.
5.30%, 04/01/2015	1,000,000	939,004
Potlatch Corp.
13.00%, 12/01/2009	1,000,000	1,172,065
		2,111,069
TOTAL MATERIALS		7,407,774

TELECOMMUNICATION SERVICES - 6.7%
Diversified Telecommunication Services - 5.5%
AT&T Corp.
9.05% to 05/15/2006 then 7.30% 11/15/2011	500,000	541,128
BellSouth Corp.
4.20%, 09/15/2009	750,000	720,192
CenturyTel, Inc.
7.88%, 08/15/2012	1,000,000	1,084,268
Citizens Communications Co.
7.63%, 08/15/2008	1,000,000	1,040,000
France Telecom SA
7.75%, 03/01/2011	1,000,000	1,093,230
Sprint Capital Corp.
8.38%, 03/15/2012	500,000	565,620
Telecom Italia Capital
5.25%, 10/01/2015	1,250,000	1,165,168
Telefonos de Mexico SA de CV
4.75%, 01/27/2010	1,000,000	970,268
Verizon Communications, Inc.
5.35%, 02/15/2011	1,000,000	987,703
		8,167,577
Wireless Telecommunication Services - 1.2%
America Movil SA de CV
5.75%, 01/15/2015	1,000,000	971,491
AT&T Wireless Services, Inc.
7.88%, 03/01/2011	750,000	822,890
		1,794,381
TOTAL TELECOMMUNICATION SERVICES		9,961,958

UTILITIES - 11.6%
Electric Utilities - 5.5%
CenterPoint Energy Resources Corp.
5.95%, 01/15/2014	500,000	501,272
Duke Capital LLC
5.50%, 03/01/2014	750,000	734,496
Entergy Mississippi, Inc.
5.92%, 02/01/2016	1,000,000	986,228
IPALCO Enterprises, Inc.
8.63%, 11/14/2011	1,000,000	1,097,500
Metropolitan Edison Co.
4.88%, 04/01/2014	750,000	711,327
Pepco Holdings, Inc.
4.00%, 05/15/2010	750,000	706,674
PSEG Power LLC
5.00%, 04/01/2014	750,000	709,906
Scottish Power PLC
4.91%, 03/15/2010	1,000,000	977,192
Tenaska Georgia Partners L.P.
9.50%, 02/01/2030	499,375	619,321
Virginia Electric & Power Co.
5.40%, 01/15/2016	1,250,000	1,205,110
		8,249,026
Gas Utilities - 1.8%
Atmos Energy Corp.
4.00%, 10/15/2009	1,000,000	949,404
NiSource Finance Corp.
5.40%, 07/15/2014	750,000	728,671
Southwest Gas Corp.
7.63%, 05/15/2012	1,000,000	1,076,534
		2,754,609
Independent Power Producers & Energy Traders - 0.5%
TXU Corp.
7.48%, 01/01/2017	700,000	715,263
Multi-Utilities - 3.8%
Avista Corp.
9.75%, 06/01/2008	500,000	541,583
Baltimore Gas & Electric Co.
6.20%, 04/08/2008	1,000,000	1,013,845
Consumers Energy Co.
6.00%, 02/15/2014	750,000	757,556
Sempra Energy
4.75%, 05/15/2009	1,250,000	1,224,850
TransAlta Corp.
6.75%, 07/15/2012	2,000,000	2,091,394
		5,629,228
TOTAL UTILITIES		17,348,126
TOTAL CORPORATE BONDS (Cost $138,665,106)		$137,764,296

ASSET BACKED SECURITIES - 0.4%
INDUSTRIALS - 0.4%
Air Freight & Logistics - 0.4%
FedEx Corp.
Series 1998-1, 7.02%, 01/15/2016	$537,846	$561,476
TOTAL ASSET BACKED SECURITIES (Cost $553,966)		$561,476

FOREIGN GOVERNMENT BONDS - 0.7%
United Mexican States
5.88%, 01/15/2014	$1,000,000	$995,500
TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,005,631)		$995,500

SHORT-TERM NOTES - 4.4%
Prudential Funding LLC
4.73%, 04/03/2006	$6,664,000	$6,662,249
TOTAL SHORT-TERM NOTES (Cost $6,662,249)		$6,662,249

Total Investments (Cost $146,886,952) (b) - 97.7%		$145,983,521
Other Assets in Excess of Liabilities - 2.3%		3,422,763
TOTAL NET ASSETS - 100.0%		$149,406,284

Percentages are stated as a percent of net assets.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $8,068,003 or 5.4% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Omni Portfolio
March 31, 2006 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 75.4%
CONSUMER DISCRETIONARY - 12.3%
Hotels, Restaurants & Leisure - 1.0%
Harrah's Entertainment, Inc.	9,000	$701,640
Household Durables - 1.5%
Newell Rubbermaid, Inc.	39,300	989,967
Media - 2.9%
The Walt Disney Co.	36,700	1,023,563
Time Warner, Inc.	58,400	980,536
		2,004,099
Multiline Retail - 1.6%
Kohl's Corp. (a)	20,400	1,081,404
Specialty Retail - 2.8%
Advance Auto Parts, Inc. (a)	21,300	886,932
The Home Depot, Inc.	24,100	1,019,430
		1,906,362
Textiles, Apparel & Luxury Goods - 2.5%
Nike, Inc. Class B	11,500	978,650
Quiksilver, Inc. (a)	49,900	691,614
		1,670,264
TOTAL CONSUMER DISCRETIONARY		8,353,736

CONSUMER STAPLES - 3.3%
Beverages - 1.4%
PepsiCo, Inc.	17,200	993,988
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc.	20,100	949,524
Household Products - 0.5%
The Procter & Gamble Co.	5,500	316,910
TOTAL CONSUMER STAPLES		2,260,422

ENERGY - 7.0%
Oil, Gas & Consumable Fuels - 7.0%
Apache Corp.	11,800	773,018
Chevron Corp.	16,200	939,114
Marathon Oil Corp.	13,200	1,005,444
Occidental Petroleum Corp.	10,800	1,000,620
Suncor Energy, Inc.	13,400	1,032,068
TOTAL ENERGY		4,750,264

FINANCIALS - 14.0%
Capital Markets - 1.9%
Franklin Resources, Inc.	5,400	508,896
The Goldman Sachs Group, Inc.	5,100	800,496
		1,309,392
Commercial Banks - 1.5%
Bank of America Corp.	22,600	1,029,204
Consumer Finance - 3.0%
American Express Co.	18,300	961,665
Capital One Financial Corp.	13,200	1,062,864
		2,024,529
Diversified Financial Services - 3.1%
Citigroup, Inc.	22,197	1,048,365
JPMorgan Chase & Co.	24,600	1,024,344
		2,072,709
Insurance - 3.0%
The Chubb Corp.	10,400	992,576
The Hartford Financial Services Group, Inc.	12,500	1,006,875
		1,999,451
Thrifts & Mortgage Finance - 1.5%
Countrywide Financial Corp.	28,500	1,045,950
TOTAL FINANCIALS		9,481,235

HEALTH CARE - 14.5%
Biotechnology - 2.1%
Charles River Laboratories International, Inc. (a)	15,800	774,516
Human Genome Sciences, Inc. (a)	59,600	647,852
		1,422,368
Health Care Equipment & Supplies - 3.4%
Baxter International, Inc.	24,500	950,845
Conor Medsystems, Inc. (a)	5,500	161,700
Fisher Scientific International, Inc. (a)	2,500	170,125
PerkinElmer, Inc.	17,700	415,419
Thermo Electron Corp. (a)	17,300	641,657
		2,339,746
Health Care Providers & Services - 5.9%
Cardinal Health, Inc.	14,300	1,065,636
Quest Diagnostics, Inc.	19,300	990,090
UnitedHealth Group, Inc.	17,000	949,620
WellPoint, Inc. (a)	12,900	998,847
		4,004,193
Pharmaceuticals - 3.1%
Johnson & Johnson	18,400	1,089,648
Wyeth	20,300	984,956
		2,074,604
TOTAL HEALTH CARE		9,840,911

INDUSTRIALS - 8.4%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	23,500	1,005,095
The Boeing Co.	11,400	888,402
		1,893,497
Electrical Equipment - 1.5%
Emerson Electric Co.	12,300	1,028,649
Industrial Conglomerates - 2.6%
General Electric Co.	50,900	1,770,302
Machinery - 1.5%
Caterpillar, Inc.	13,800	990,978
TOTAL INDUSTRIALS		5,683,426

INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 4.0%
Cisco Systems, Inc. (a)	48,200	1,044,494
JDS Uniphase Corp. (a)	187,400	781,458
QUALCOMM, Inc.	17,500	885,675
		2,711,627
Computers & Peripherals - 3.1%
International Business Machines Corp.	12,300	1,014,381
Seagate Technology	41,900	1,103,227
		2,117,608
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	1,200	468,000
IT Services - 1.6%
Hewitt Associates, Inc. Class A (a)	37,000	1,100,380
Semiconductor & Semiconductor Equipment - 2.2%
Altera Corp. (a)	48,900	1,009,296
Micron Technology, Inc. (a)	33,900	499,008
		1,508,304
Software - 1.5%
Microsoft Corp.	36,900	1,004,049
TOTAL INFORMATION TECHNOLOGY		8,909,968

MATERIALS - 2.8%
Chemicals - 1.5%
Air Products and Chemicals, Inc.	14,800	994,412
Construction Materials - 0.1%
Cemex S.A. de C.V. - ADR	1,500	97,920
Metals & Mining - 1.2%
BHP Billiton Ltd. - ADR	19,800	789,030
TOTAL MATERIALS		1,881,362
TOTAL COMMON STOCKS (Cost $47,947,334)		$51,161,324

	Face	Fair
	Amount	Value
CORPORATE BONDS - 23.0%
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 0.4%
DaimlerChrysler N.A. Holding Corp.
6.50%, 11/15/2013	$250,000	$254,646
Hotels, Restaurants & Leisure - 0.4%
Harrah's Operating Co. Inc.
5.50%, 07/01/2010	250,000	247,700
Household Durables - 0.7%
Centex Corp.
5.13%, 10/01/2013	250,000	234,661
Newell Rubbermaid, Inc.
4.63%, 12/15/2009	250,000	241,776
		476,437
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.
3.63%, 05/15/2008	250,000	234,594
Media - 1.5%
Clear Channel Communications
4.25%, 05/15/2009	250,000	238,213
Cox Communications, Inc.
6.75%, 03/15/2011	250,000	256,674
Rogers Cable, Inc.
5.50%, 03/15/2014	250,000	238,125
The Walt Disney Co.
6.20%, 06/20/2014	250,000	258,694
		991,706
Multiline Retail - 0.3%
May Department Stores Co.
4.80%, 07/15/2009	250,000	245,089
TOTAL CONSUMER DISCRETIONARY		2,450,172

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.4%
Safeway, Inc.
5.80%, 08/15/2012	250,000	249,370
Food Products - 0.3%
Bunge Ltd. Finance Corp.
5.88%, 05/15/2013	250,000	248,835
TOTAL CONSUMER STAPLES		498,205

ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Boardwalk Pipelines LLC
5.50%, 02/01/2017	250,000	241,577
Enterprise Products Operating L.P.
4.63%, 10/15/2009	250,000	241,786
Valero Energy Corp.
4.75%, 06/15/2013	250,000	235,905
XTO Energy, Inc.
4.90%, 02/01/2014	250,000	237,399
TOTAL ENERGY		956,667

FINANCIALS - 10.0%
Capital Markets - 1.8%
Amvescap PLC
4.50%, 12/15/2009	250,000	241,033
Mellon Funding Corp.
5.50%, 11/15/2018	250,000	247,158
Morgan Stanley
4.75%, 04/01/2014	250,000	233,628
Nuveen Investments, Inc.
5.50%, 09/15/2015	250,000	240,815
The Goldman Sachs Group, Inc.
5.15%, 01/15/2014	250,000	241,414
		1,204,048
Commercial Banks - 1.1%
Deutsche Bank Capital Funding Trust VII
5.63%, Perpetual (b)	250,000	241,455
RBS Capital Trust III
5.51%, Perpetual	250,000	241,541
Wachovia Capital Trust III
5.80%, Perpetual	250,000	245,880
		728,876
Consumer Finance - 2.2%
Capital One Bank
5.13%, 02/15/2014	250,000	240,960
Ford Motor Credit Co.
7.00%, 10/01/2013	250,000	223,914
General Motors Acceptance Corp.
7.75%, 01/19/2010	250,000	243,949
Household Finance Corp.
6.38%, 11/27/2012	500,000	518,825
MBNA America Bank NA
4.63%, 08/03/2009	250,000	245,106
		1,472,754
Diversified Financial Services - 1.0%
CIT Group, Inc.
5.00%, 02/13/2014	250,000	237,657
General Electric Capital Corp.
5.00%, 01/08/2016	250,000	240,081
JPMorgan Chase & Co.
5.15%, 10/01/2015	250,000	239,673
		717,411
Insurance - 1.1%
Assurant, Inc.
5.63%, 02/15/2014	250,000	246,046
Liberty Mutual Group
5.75%, 03/15/2014 (b)	250,000	243,403
MetLife, Inc.
5.38%, 12/15/2012	250,000	247,195
		736,644
Real Estate - 1.8%
Duke Realty L.P.
4.63%, 05/15/2013	250,000	234,239
EOP Operating, L.P.
5.88%, 01/15/2013	250,000	249,025
iStar Financial, Inc.
6.00%, 12/15/2010	250,000	251,851
Post Apartment Homes L.P.
5.13%, 10/12/2011	250,000	243,666
Simon Property Group L.P.
4.88%, 08/15/2010	250,000	243,608
		1,222,389
Thrifts & Mortgage Finance - 1.0%
Countrywide Home Loans, Inc.
4.13%, 09/15/2009	250,000	239,145
Radian Group, Inc.
5.38%, 06/15/2015	250,000	238,731
Washington Mutual, Inc.
4.63%, 04/01/2014	250,000	228,952
		706,828
TOTAL FINANCIALS		6,788,950

HEALTH CARE - 0.8%
Health Care Providers & Services - 0.4%
Wellpoint, Inc.
5.25%, 01/15/2016	250,000	241,539
Pharmaceuticals - 0.4%
Wyeth
6.95%, 03/15/2011	250,000	265,331
TOTAL HEALTH CARE		506,870

INDUSTRIALS - 1.4%
Commercial Services & Supplies - 0.7%
R.R. Donnelley & Sons Co.
3.75%, 04/01/2009	250,000	235,560
Waste Management, Inc.
5.00%, 03/15/2014	250,000	238,544
		474,104
Industrial Conglomerates - 0.4%
Hutchison Whampoa International Ltd.
6.25%, 01/24/2014 (b)	250,000	254,102
Road & Rail - 0.3%
CSX Corp.
5.30%, 02/15/2014	250,000	244,858
TOTAL INDUSTRIALS		973,064

MATERIALS - 0.4%
Paper & Forest Products - 0.4%
International Paper Co.
5.30%, 04/01/2015	250,000	234,751
TOTAL MATERIALS		234,751

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.5%
AT&T Corp.
9.05% to 05/15/2006 then 7.30% 11/15/2011	250,000	270,564
Telecom Italia Capital
5.25%, 10/01/2015	250,000	233,033
Telefonos de Mexico SA de CV
5.50%, 01/27/2015	250,000	239,286
Verizon Florida, Inc.
6.13%, 01/15/2013	250,000	247,899
		990,782
Wireless Telecommunication Services - 0.3%
America Movil SA de CV
5.75%, 01/15/2015	250,000	242,873
TOTAL TELECOMMUNICATION SERVICES		1,233,655

UTILITIES - 2.9%
Electric Utilities - 1.7%
Pepco Holdings, Inc.
4.00%, 05/15/2010	250,000	235,558
PSEG Power LLC
5.00%, 04/01/2014	250,000	236,635
Scottish Power PLC
4.91%, 03/15/2010	250,000	244,298
Southern Power Co.
4.88%, 07/15/2015	250,000	233,446
Virginia Electric and Power Co.
4.75%, 03/01/2013	250,000	235,808
		1,185,745
Independent Power Producers & Energy Traders - 0.4%
Duke Capital LLC
5.50%, 03/01/2014	250,000	244,832
Multi-Utilities - 0.8%
Consumers Energy Co.
6.00%, 02/15/2014	250,000	252,519
Sempra Energy
4.75%, 05/15/2009	250,000	244,970
		497,489
TOTAL UTILITIES		1,928,066
TOTAL CORPORATE BONDS (Cost $16,106,380)		$15,570,400

	Face	Fair
	Amount	Value
FOREIGN GOVERNMENT BONDS - 0.4%
United Mexican States
5.88%, 01/15/2014	$250,000	$248,875
TOTAL FOREIGN GOVERNMENT BONDS (Cost $249,375)		$248,875

	Face	Fair
	Amount	Value
U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Note
3.63%, 05/15/2013	$100,000	$92,703
TOTAL U.S. TREASURY OBLIGATIONS (Cost $95,860)		$92,703

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 0.8%
U.S. Bank 3.75% 04/03/2006	$509,000	$509,000
Repurchase price: $509,159
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $249,024
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $270,154
TOTAL REPURCHASE AGREEMENTS (Cost $509,000)		$509,000

Total Investments (Cost $64,907,949) (c) - 99.7%		$67,582,302
Other Assets in Excess of Liabilities - 0.3%		231,104
TOTAL NET ASSETS - 100.0%		$67,813,406

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers.
At the period end, the value of these securities amounted to $738,960 or 1.1% of the Portfolio's net assets.
These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
International Portfolio
March 31, 2006 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 99.6%
Japan - 29.3%
Aisin Seiki Co. (b)(1)	64,800	$2,520,933
Japan Synthetic Rubber (b)(8)	113,100	3,361,841
Marui Co. (b)(1)	124,600	2,464,569
Meitec Corp. (b)(6)	95,600	3,142,837
Millea Holdings, Inc. (b)(4)	162	3,196,159
Mitsubishi Corp. (b)(6)	146,100	3,331,193
Mitsubishi Estate Co. Ltd. (b)(4)	131,000	3,107,209
Mitsubishi UFJ Financial Group, Inc. (b)(4)	501	7,619,040
Mizuho Financial Group, Inc. (b)(4)	667	5,455,628
Nikon Corp. (b)(1)	132,000	2,364,123
Nippon Mining Holdings, Inc. (b)(3)	371,000	3,129,104
Nippon Paper Group, Inc. (b)(8)	558	2,412,550
Nitori Co. (b)(1)	51,800	2,691,971
Sharp Corp. (b)(1)	159,000	2,813,898
Skylark Co. (a)(b)(1)	142,100	2,545,851
SMC Corp. (b)(6)	26,400	4,114,887
Sumitomo Electric Industries (b)(6)	150,700	2,387,198
Sumitomo Trust & Banking Co. Ltd. (b)(4)	307,000	3,551,758
Sundrug Co., Ltd. (b)(2)	113,800	3,008,327
Takeda Pharmaceutical Co. Ltd. (b)(5)	69,400	3,947,801
Terumo Corp. (b)(5)	139,000	4,567,178
		71,734,055
United Kingdom - 20.2%
ARM Holdings PLC (b)(7)	1,201,400	2,770,199
AstraZeneca PLC (b)(5)	80,300	4,034,323
BP PLC (b)(3)	209,200	2,406,093
British American Tobacco PLC (b)(2)	40,096	970,019
Britvic PLC (a)(b)(2)	574,600	2,193,785
Capita Group PLC (a)(b)(6)	368,790	2,938,174
Diageo PLC (b)(2)	401,500	6,316,867
GlaxoSmithKline PLC (b)(5)	332,600	8,695,170
Rio Tinto PLC (b)(8)	106,735	5,474,437
Royal Bank of Scotland PLC, Edinburgh (b)(4)	81,298	2,643,405
Royal Dutch Shell PLC A-Shares (b)(3)	46,000	1,440,160
Shire PLC (b)(5)	266,000	4,083,583
Smiths Industries (b)(6)	175,200	2,986,816
Vodafone Group PLC (a)(b)(9)	1,163,075	2,426,438
		49,379,469
Switzerland - 11.1%
Credit Suisse Group (a)(b)(4)	58,800	3,289,492
Kuehne & Nagel International AG - Reg shares (a)(b)(6)	10,730	3,475,643
Nestle SA (a)(b)(2)	12,090	3,579,986
Novartis AG - Reg shares (b)(5)	165,150	9,163,530
Roche Holding AG - Genusschein (a)(b)(5)	51,663	7,677,817
		27,186,468
Canada - 8.2%
EnCana Corp. (b)(3)	125,200	5,842,702
Kinross Gold Corp. (a)(b)(8)	372,500	4,060,389
Nexen, Inc. (b)(3)	64,800	3,567,787
Petro-Canada (b)(3)	49,800	2,361,540
Talisman Energy, Inc. (a)(b)(3)	82,700	4,391,877
		20,224,295
Netherlands - 4.7%
ABN AMRO Holdings NV (a)(b)(4)	133,600	3,992,132
ING Groep N.V. (a)(b)(4)	97,650	3,845,781
Koninklijke (Royal) Philips Electronics NV (b)(1)	105,334	3,545,528
		11,383,441
Germany - 4.5%
Allianz AG Holding (a)(b)(4)	29,710	4,955,339
RWE AG (a)(b)(10)	15,000	1,303,790
Siemens AG (b)(6)	51,120	4,760,610
		11,019,739
France - 4.4%
AXA (a)(b)(4)	92,900	3,249,371
BNP Paribas SA - New (a)(b)(4)	2,720	244,086
BNP Paribas SA (a)(b)(4)	38,800	3,590,813
Vivendi Universal SA (a)(b)(1)	107,000	3,657,209
		10,741,479
Brazil - 2.0%
Companhia Vale Do Rio Doce, ADR (a)(8)	109,400	4,729,362

United States of America - 3.4%
NTL, Inc. (1)	111,850	3,255,954
Transocean Sedco Forex, Inc. (a)(3)	63,300	5,082,990
		8,338,944
Mexico - 3.0%
Fomento Economico Mexicano, SA de C.V., ADR (a)(2)	56,100	5,142,126
Grupo Aeroportuario del Pacifico SA, ADR (a)(6)	13,100	418,545
Grupo Televisa S.A., GDR (a)(1)	88,400	1,759,160
		7,319,831
Finland - 2.2%
Nokia Oyj (b)(7)	255,300	5,277,924

South Korea - 1.8%
Samsung Electronics Co. (a)(b)(7)	6,814	4,399,533

Spain - 1.6%
Banco Santander Central Hispano, S.A. (b)(4)	270,000	3,937,600

Israel - 1.2%
Check Point Software Technologies Ltd. (a)(7)	143,100	2,864,862

Australia - 1.1%
BHP Billiton Ltd. (b)(8)	140,700	2,799,858

Taiwan 0.9%
Au Optronics Corp., ADR (a)(7)	151,800	2,263,338

TOTAL COMMON STOCKS (Cost $210,753,800)		$243,600,198

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 1.1%	$2,769,000	$2,769,000
State Street Bank 1.50% 04/03/2006
Repurchase price $2,769,346
Collateralized by:
U.S. Treasury Bond
8.75% 08/15/2020
Fair Value: $2,825,317
TOTAL REPURCHASE AGREEMENTS (Cost $2,769,000)		$2,769,000

Total Investments (Cost $213,522,800) (c) - 100.7%		$246,369,198
Liabilities in Excess of Other Assets - (0.7%)		(1,744,299)
TOTAL NET ASSETS - 100.0%		$244,624,899

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipts
(a)	Non-Income Producing.
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair
	value procedures approved by the Fund Board of Directors. These securities represent $218,083,861
	or 89.2% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments,
	not all investments are valued at an estimate of fair value that is different from the local close price.
	In some instances the independent fair valuation service uses the local close price because the confidence
	interval associated with a holding is below the 75% threshold.

	The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose
	local close times are consistent with the 4:00 pm Eastern Time U.S. market close.

(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income
	tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1)	Consumer Discretionary	11.3%
(2)	Consumer Staples	8.7%
(3)	Energy	11.5%
(4)	Financials	21.5%
(5)	Health Care	17.2%
(6)	Industrials	11.3%
(7)	Information Technology	7.2%
(8)	Materials	9.3%
(9)	Telecommunication Services	1.0%
(10)	Utilities	0.6%

Ohio National Fund, Inc.
Capital Appreciation Portfolio
March 31, 2006 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 93.7%
CONSUMER DISCRETIONARY - 16.0%
Diversified Consumer Services - 2.1%
Career Education Corp. (a)	58,600	$2,210,978
DeVry, Inc. (a)	78,900	1,796,553
		4,007,531
Hotels, Restaurants & Leisure - 2.4%
Bally Technologies, Inc. (a)	87,600	1,488,324
Outback Steakhouse, Inc.	43,300	1,905,200
Pinnacle Entertainment, Inc. (a)	46,000	1,295,820
		4,689,344
Internet & Catalog Retail - 2.4%
Expedia, Inc. (a)	72,900	1,477,683
IAC/InterActiveCorp (a)	103,200	3,041,304
		4,518,987
Media - 8.5%
Discovery Holding Co. Class A (a)	159,100	2,386,500
Gemstar-TV Guide International, Inc. (a)	736,100	2,274,549
Liberty Global Inc - Series C (a)	97,600	1,927,600
Pearson PLC - ADR	229,700	3,181,345
Radio One, Inc. Class D (a)	252,400	1,882,904
Viacom Inc. Class B (a)	77,744	3,016,467
VNU NV (b)	52,600	1,704,706
		16,374,071
Specialty Retail - 0.6%
Blockbuster, Inc. Class A	279,100	1,108,027
TOTAL CONSUMER DISCRETIONARY		30,697,960

CONSUMER STAPLES - 6.8%
Food & Staples Retailing - 5.4%
Performance Food Group Co. (a)	125,900	3,926,821
The Kroger Co. (a)	175,700	3,577,252
Wal-Mart Stores, Inc.	59,400	2,806,056
		10,310,129
Food Products - 1.4%
Cadbury Schweppes PLC (b)	274,300	2,718,708
TOTAL CONSUMER STAPLES		13,028,837

ENERGY - 6.3%
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	22,400	2,835,168
Oil, Gas & Consumable Fuels - 4.8%
Exxon Mobil Corp.	47,300	2,878,678
Massey Energy Co.	75,500	2,723,285
Occidental Petroleum Corp.	23,600	2,186,540
Range Resources Corp.	53,500	1,461,085
		9,249,588
TOTAL ENERGY		12,084,756

FINANCIALS - 15.0%
Capital Markets - 5.3%
Lazard Ltd. Class A	52,200	2,309,850
Nuveen Investments, Inc. Class A	53,900	2,595,285
The Bank of New York Co., Inc.	51,000	1,838,040
The Charles Schwab Corp.	196,200	3,376,602
		10,119,777
Commercial Banks - 1.3%
Royal Bank of Scotland Group PLC (b)	77,524	2,520,706
Diversified Financial Services - 2.7%
Citigroup, Inc.	60,000	2,833,800
JPMorgan Chase & Co.	54,904	2,286,203
		5,120,003
Insurance - 5.7%
American International Group, Inc.	67,000	4,428,030
Axis Capital Holdings Ltd.	108,600	3,247,140
Benfield Group Ltd. (b)	234,400	1,532,040
Montpelier Re Holdings Ltd.	105,300	1,716,390
		10,923,600
TOTAL FINANCIALS		28,684,086

HEALTH CARE - 11.3%
Biotechnology - 1.7%
ImClone Systems, Inc. (a)	94,900	3,228,498
Health Care Providers & Services - 1.8%
Community Health Systems, Inc. (a)	47,900	1,731,585
Medco Health Solutions, Inc. (a)	30,600	1,750,932
		3,482,517
Pharmaceuticals - 7.8%
Abbott Laboratories	78,000	3,312,660
Endo Pharmaceuticals Holdings, Inc. (a)	29,500	967,895
Kos Pharmaceuticals, Inc. (a)	20,500	979,285
Pfizer, Inc.	112,500	2,803,500
Sanofi-Aventis (b)	36,700	3,480,207
Watson Pharmaceuticals, Inc. (a)	115,500	3,319,470
		14,863,017
TOTAL HEALTH CARE		21,574,032

INDUSTRIALS - 13.2%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	69,800	2,985,346
Commercial Services & Supplies - 7.3%
Allied Waste Industries, Inc. (a)	298,400	3,652,416
ARAMARK Corp. Class B	105,600	3,119,424
Manpower, Inc.	68,400	3,911,112
Navigant Consulting, Inc. (a)	54,500	1,163,575
Waste Management, Inc.	58,700	2,072,110
		13,918,637
Machinery - 2.1%
Dover Corp.	82,200	3,991,632
Road & Rail - 2.2%
CSX Corp.	72,000	4,305,600
TOTAL INDUSTRIALS		25,201,215

INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.6%
Nokia Corp. - ADR	145,200	3,008,544
Computers & Peripherals - 0.7%
Diebold, Inc.	34,800	1,430,280
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	39,455	1,481,535
Semiconductor & Semiconductor Equipment - 1.4%
Intel Corp.	74,300	1,437,705
Maxim Integrated Products, Inc.	35,800	1,329,970
		2,767,675
Software - 7.0%
BEA Systems, Inc. (a)	234,300	3,076,359
CA Inc.	85,600	2,329,176
Manhattan Associates, Inc. (a)	122,400	2,692,800
Microsoft Corp.	139,400	3,793,074
TIBCO Software, Inc. (a)	170,800	1,427,888
		13,319,297
TOTAL INFORMATION TECHNOLOGY		22,007,331

MATERIALS - 9.0%
Chemicals - 5.3%
E.I. du Pont de Nemours & Co.	100,200	4,229,442
Huntsman Corp. (a)	92,600	1,787,180
Nalco Holding Company (a)	151,900	2,688,630
Rockwood Holdings, Inc. (a)	65,500	1,507,810
		10,213,062
Containers & Packaging - 1.2%
Temple-Inland, Inc.	51,600	2,298,780
Metals & Mining - 1.3%
Alpha Natural Resources, Inc. (a)	69,800	1,615,172
Harmony Gold Mining Co., Ltd. - ADR (a)	52,800	838,464
		2,453,636
Paper & Forest Products - 1.2%
MeadWestvaco Corp.	86,600	2,365,046
TOTAL MATERIALS		17,330,524

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Citizens Communications Co.	211,300	2,803,951
IDT Corp. Class B (a)	149,800	1,658,286
TOTAL TELECOMMUNICATION SERVICES		4,462,237

UTILITIES - 2.3%
Multi-Utilities - 2.3%
Aquila, Inc. (a)	266,200	1,062,138
Sempra Energy	71,100	3,303,306
TOTAL UTILITIES		4,365,444
TOTAL COMMON STOCKS (Cost $164,579,311)		$179,436,422

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 4.9%
American Express Credit Corp.
4.50%, 04/03/2006	$9,452,000	$9,452,000
TOTAL SHORT-TERM NOTES (Cost $9,452,000)		$9,452,000

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 2.5%
U.S. Bank 3.75% 04/03/2006	$4,727,000	$4,727,000
Repurchase price: $4,728,477
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $2,312,650
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $2,508,874
TOTAL REPURCHASE AGREEMENTS (Cost $4,727,000)		$4,727,000

Total Investments (Cost $178,758,311) (c) - 101.1%		$193,615,422
Liabilities in Excess of Other Assets - (1.1)%		(2,168,642)
TOTAL NET ASSETS - 100.0%		$191,446,780

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $11,956,367 or 6.2% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments,
not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Discovery Portfolio
March 31, 2006 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 93.8%
CONSUMER DISCRETIONARY - 18.6%
Diversified Consumer Services - 0.6%
Sotheby's Holdings, Inc. Class A Limited Voting Common (a)	15,450	$448,668
Hotels, Restaurants & Leisure - 11.6%
Gaylord Entertainment Co. (a)	28,850	1,309,213
Intrawest Corp.	37,625	1,286,399
Kerzner International Ltd. (a)	17,000	1,322,940
Life Time Fitness, Inc. (a)	18,325	858,526
Ruth's Chris Steak House, Inc. (a)	45,250	1,077,402
Vail Resorts, Inc. (a)	12,125	463,418
WMS Industries, Inc. (a)	81,250	2,445,625
		8,763,523
Internet & Catalog Retail - 1.0%
ValueVision Media, Inc. (a)	59,450	759,771
Specialty Retail - 5.4%
Aaron Rents, Inc.	61,375	1,667,559
Guitar Center, Inc. (a)	26,625	1,270,013
Pacific Sunwear Of California Inc. (a)	53,150	1,177,804
		4,115,376
TOTAL CONSUMER DISCRETIONARY		14,087,338

CONSUMER STAPLES - 2.0%
Food & Staples Retailing - 2.0%
Central European Distribution Corp. (a)	39,825	1,531,271
TOTAL CONSUMER STAPLES		1,531,271

ENERGY - 7.4%
Energy Equipment & Services - 5.0%
Bronco Drilling Co, Inc. (a)	29,775	783,083
Hydril Co. (a)	13,475	1,050,376
Newpark Resources Inc. (a)	53,150	435,830
Superior Energy Services, Inc. (a)	27,003	723,410
TETRA Technologies, Inc. (a)	17,550	825,552
		3,818,251
Oil, Gas & Consumable Fuels - 2.4%
KFx, Inc. (a)	99,125	1,804,075
TOTAL ENERGY		5,622,326

FINANCIALS - 9.0%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	11,800	1,257,998
Commercial Banks - 1.0%
SVB Financial Group (a)	14,875	789,119
Insurance - 2.6%
American Equity Investment Life Holding Co.	108,225	1,551,946
HCC Insurance Holdings, Inc.	11,750	408,900
		1,960,846
Real Estate - 2.0%
Trammell Crow Co. (a)	41,725	1,487,914
Thrifts & Mortgage Finance - 1.8%
NewAlliance Bancshares, Inc.	94,475	1,363,274
TOTAL FINANCIALS		6,859,151

HEALTH CARE - 19.2%
Biotechnology - 0.6%
Martek Biosciences Corp. (a)	13,278	435,917
Health Care Equipment & Supplies - 10.1%
ArthroCare Corp. (a)	31,225	1,493,179
ev3, Inc. (a)	119,625	2,118,559
I-Flow Corp. (a)	113,150	1,507,158
Integra LifeSciences Holdings Corp. (a)	28,675	1,175,102
NeuroMetrix, Inc. (a)	9,825	382,586
NuVasive, Inc. (a)	51,717	974,865
		7,651,449
Health Care Providers & Services - 6.3%
Centene Corp. (a)	11,175	325,975
LCA-Vision, Inc.	27,675	1,386,794
Matria Healthcare, Inc. (a)	27,550	1,045,798
Option Care, Inc.	54,050	764,267
United Surgical Partners International, Inc. (a)	36,225	1,282,727
		4,805,561
Pharmaceuticals - 2.2%
MGI Pharma, Inc. (a)	96,325	1,685,687
TOTAL HEALTH CARE		14,578,614

INDUSTRIALS - 17.5%
Air Freight & Logistics - 2.0%
Hub Group, Inc. Class A (a)	33,100	1,508,698
Building Products - 2.8%
NCI Building Systems, Inc. (a)	35,550	2,124,824
Commercial Services & Supplies - 4.3%
CRA International, Inc. (a)	15,300	753,678
Knoll, Inc.	61,425	1,309,581
Mobile Mini, Inc. (a)	13,075	404,279
Resources Connection, Inc. (a)	29,900	744,809
		3,212,347
Construction & Engineering - 3.6%
Foster Wheeler Ltd. (a)	25,175	1,191,029
Perini Corp. (a)	51,250	1,556,463
		2,747,492
Electrical Equipment - 1.0%
Evergreen Solar, Inc. (a)	49,250	758,450
Machinery - 2.3%
A.S.V., Inc. (a)	37,500	1,208,250
Bucyrus International, Inc. Class A	10,950	527,680
		1,735,930
Road & Rail - 1.5%
Old Dominion Freight Line, Inc. (a)	42,900	1,156,155
TOTAL INDUSTRIALS		13,243,896

INFORMATION TECHNOLOGY - 17.6%
Computers & Peripherals - 2.6%
Rackable Systems, Inc. (a)	37,500	1,981,875
Electronic Equipment & Instruments - 2.4%
Aeroflex, Inc. (a)	134,975	1,853,207
Internet Software & Services - 2.8%
Digitas, Inc. (a)	81,675	1,176,120
Earthlink, Inc. (a)	97,300	929,215
		2,105,335
Semiconductor & Semiconductor Equipment - 6.3%
DSP Group, Inc. (a)	13,350	387,283
Entegris, Inc. (a)	109,725	1,167,474
Microsemi Corp. (a)	33,850	985,373
RF Micro Devices, Inc. (a)	172,175	1,489,314
Trident Microsystems, Inc. (a)	26,125	759,193
		4,788,637
Software - 3.5%
Quality Systems, Inc.	33,500	1,108,850
Witness Systems, Inc. (a)	59,225	1,504,315
		2,613,165
TOTAL INFORMATION TECHNOLOGY		13,342,219

MATERIALS - 1.1%
Metals & Mining - 1.1%
Glamis Gold Ltd. (a)	25,850	844,778
TOTAL MATERIALS		844,778

TELECOMMUNICATION SERVICES - 1.4%
Wireless Telecommunication Services - 1.4%
InPhonic, Inc. (a)	96,900	677,331
Syniverse Holdings, Inc. (a)	24,675	389,865
TOTAL TELECOMMUNICATION SERVICES		1,067,196
TOTAL COMMON STOCKS (Cost $63,669,985)		$71,176,789

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 4.8%
iShares Russell 2000 Growth Index Fund	22,725	$1,811,182
iShares S&P SmallCap 600/BARRA Growth Index Fund	14,000	1,813,560
TOTAL EXCHANGE TRADED FUNDS (Cost $3,455,425)		$3,624,742

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 4.2%
U.S. Bank 3.75% 04/03/2006	$3,207,000	$3,207,000
Repurchase price: $3,208,002
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $1,569,001
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $1,702,128
TOTAL REPURCHASE AGREEMENTS (Cost $3,207,000)		$3,207,000

Total Investments (Cost $70,332,410) (b) - 102.8%		$78,008,531
Liabilities in Excess of Other Assets - (2.8)%		(2,125,871)
TOTAL NET ASSETS - 100.0%		$75,882,660

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
International Small Company Portfolio
March 31, 2006 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 98.8%
Japan - 26.0%
AOC Holdings, Inc. (b)(3)	29,500	$544,850
Chiyoda Corp. (b)(6)	51,000	551,286
Daido Steel Co (b)(8)	60,000	608,373
Diamond City Co. Ltd. (b)(4)	9,900	384,617
Don Quijote Co. Ltd. (a)(b)(1)	5,800	459,789
Dowa Mining Co (b)(8)	32,000	438,789
EDION Corp. (b)(1)	19,200	383,478
Hitachi Construction Machinery Co. Ltd. (b)(6)	21,500	327,065
Hitachi Koki Co. (b)(1)	30,000	565,316
IB Daiwa Corp. (a)(b)(1)	200,000	273,685
JTEKT Corp. (b)(6)	33,000	205,333
Kanto Denka Kogyo Co., Ltd. (b)(8)	82,000	387,683
Koito Mfg Co. (b)(1)	34,000	568,753
Mitsubishi Materials Corp. (b)(8)	96,000	249,533
Mitsubishi Rayon Co (b)(8)	61,000	514,062
Mori Seiki Co. (b)(6)	28,300	499,268
Nachi Fujikoshi Corp. (a)(b)(6)	100,000	596,965
NEOMAX Co. Ltd. (b)(6)	13,000	646,238
Nhk Spring Co. (b)(1)	53,000	288,660
Nitori Co. (b)(1)	6,800	670,601
Nsk (b)(6)	13,000	495,900
Osaka Securities Exchange Co. Ltd. (b)(4)	51	523,346
Osaki Electric Co. Ltd. (b)(6)	38,000	633,658
Pacific Metals Co. Ltd. (b)(8)	41,000	431,367
Ryohin Keikaku Co. Ltd. (b)(1)	10,400	266,955
Sumitomo Rubber Industries Ltd. (a)(b)(1)	22,000	509,027
Sundrug Co., Ltd. (b)(2)	15,800	287,013
Taiyo Nippon Sanso Corp. (b)(8)	46,000	339,954
THK Co. Ltd. (b)(6)	12,800	411,505
Toho Titanium (b)(8)	7,200	516,086
Toho Zinc Co (b)(8)	64,000	652,955
Tokuyama Corp. (b)(8)	32,000	542,458
Ube Industries (b)(8)	181,000	533,411
Village Vanguard Co. Ltd. (a)(b)(1)	18	267,438
Xebio Co. Ltd. (b)(1)	7,050	243,592
		15,819,009
United Kingdom - 9.6%
ARM Holdings PLC (b)(7)	83,859	193,363
Britvic PLC (a)(b)(2)	142,980	545,888
Charter PLC (a)(b)(6)	49,900	478,741
CSR PLC (a)(b)(7)	29,300	134,815
Enterprise Inns PLC (a)(b)(1)	32,800	495,770
Hunting PLC (a)(b)(3)	85,900	505,821
Kensington Group PLC (b)(4)	23,012	325,583
Punch Taverns PLC (a)(b)(1)	34,302	503,978
Qinetiq Plc (a)(b)(6)	78,695	581,951
The Carphone Warehouse PLC (a)(b)(1)	102,814	206,229
Vedanta Resources PLC (a)(b)(8)	18,000	439,511
William Hill PLC (a)(b)(1)	32,774	340,494
Wolfson Microelectronics PLC (a)(b)(7)	92,500	711,041
Wood Group (John) PLC (a)(b)(3)	87,100	381,770
		5,844,955
Canada - 8.8%
Alimentation Couche-Tard, Inc., Class B (b)(2)	30,000	652,481
Ensign Energy Services, Inc. (b)(3)	12,895	460,461
EuroZinc Mining Corp. (a)(b)(8)	422,500	446,857
Industrial Alliance Life Insurance Co. (b)(4)	7,482	279,685
Paladin Resources Ltd. (a)(b)(3)	86,200	236,803
Precision Drilling Trust (b)(3)	9,800	691,908
SNC-Lavalin Group, Inc. (b)(6)	19,518	532,970
SXR Uranium One, Inc. (a)(b)(3)	43,700	337,147
Teck Corp., Class B (a)(b)(8)	12,500	804,256
Tim Horton's Inc. (a)(1)	200	5,310
Trican Oilwell Services Ltd. (a)(b)(3)	3,100	141,349
TSX Group, Inc. (b)(4)	9,800	440,721
Western Oil Sands, Inc., Class A (a)(b)(3)	10,700	296,762
		5,326,710
Germany - 7.3%
K&S AG (a)(b)(8)	4,800	658,120
Patrizia Immobilien AG (a)(b)(1)	3,775	309,267
Puma AG Rudolf Dassler Sport (a)(b)(1)	1,333	656,303
Q-Cells AG (a)(b)(3)	6,237	501,062
Solarworld AG (a)(b)(3)	2,625	834,494
Stada Arzneimittel AG (a)(b)(5)	5,690	688,396
Wincor Nixdorf AG (b)(7)	3,845	483,193
Wire Card AG (a)(b)(6)	42,094	303,519
		4,434,354
France - 6.2%
Bourbon SA (a)(b)(6)	3,800	415,195
Dassault Systemes SA (a)(b)(7)	4,959	634,731
Imerys SA (a)(b)(8)	3,424	631,681
Neopost SA (a)(b)(7)	6,205	393,863
Pinguely-Haulotte (a)(b)(6)	22,832	478,260
Silicon-On-Insulator Technologies (SOITEC) (a)(b)(7)	24,700	362,744
Technip SA (a)(b)(3)	5,600	379,752
Zodiac SA (b)(6)	7,300	472,482
		3,768,708
Italy - 5.1%
Davide Campari - Milano SpA (a)(b)(2)	54,450	610,477
ERG SpA (a)(b)(3)	17,100	541,212
Geox SpA (a)(b)(1)	34,800	413,045
Lottomatica SpA (a)(b)(1)	5,877	217,465
Safilo SpA (a)(b)(1)	40,487	872,558
Saipem SpA (a)(b)(3)	14,524	214,778
Tod's SpA (a)(b)(1)	3,100	239,007
		3,108,542
Netherlands - 4.7%
Axalto Holding NV (a)(b)(7)	12,600	409,922
Boskalis Westminster NV (a)(b)(6)	6,000	388,523
Fugro NV (a)(b)(3)	11,398	470,630
SBM Offshore NV (a)(b)(3)	5,993	335,479
Tele Atlas NV (a)(b)(7)	3,156	71,711
Univar NV (a)(b)(6)	8,400	735,961
USG People NV (b)(6)	10,180	473,361
		2,885,587
Switzerland - 4.2%
Actelion Ltd. (a)(b)(5)	2,892	286,925
Geberit International AG (a)(b)(6)	605	438,539
Kuehne & Nagel International AG - Reg (a)(b)(6)	1,598	478,161
Lindt & Spruengli AG (a)(b)(2)	158	517,621
Logitech International SA (a)(b)(7)	5,436	293,106
Phonak Holding AG (a)(b)(5)	8,400	105,219
Swatch Group AG, Class B (a)(b)(1)	1,230	417,676
		2,537,247
Spain - 3.0%
Abengoa S.A. (a)(b)(6)	28,176	690,893
Grupo Ferrovial, S.A. (a)(b)(6)	4,050	76,680
Indra Sistemas SA (a)(b)(7)	13,771	629,180
Tubacex (a)(b)(8)	79,700	423,047
		1,819,800
Austria - 2.6%
Andritz AG (a)(b)(6)	3,498	509,689
Boehler-Uddeholm AG (a)(b)(8)	5,180	1,066,270
		1,575,959
Norway - 2.6%
Aktiv Kapital ASA (a)(b)(4)	11,400	205,337
Fred Olsen Energy A.S.A. (a)(b)(3)	11,550	734,405
ProSafe ASA (a)(b)(3)	12,600	316,023
TGS Nopec Geophysical Co. ASA (a)(b)(3)	5,200	318,390
		1,574,155
Sweden - 2.0%
Getinge AB, Class B (a)(b)(5)	16,311	441,793
Kappahl Holdings AB (b)(1)	40,900	570,978
TradeDoubler AB (a)(b)(7)	10,000	189,382
		1,202,153
Panama - 2.0%
Copa Holdings Class A (a)(6)	5,900	1,188,818
Belgium - 1.9%
Bekaert NV (a)(b)(6)	1,700	175,195
Telenet Group Holding NV (a)(b)(9)	11,600	251,910
Umicore (a)(b)(8)	5,100	705,638
		1,132,743
Singapore - 1.5%
Keppel Corp. Ltd. (a)(b)(6)	66,600	474,975
Sembcorp Marine Ltd. (a)(b)(6)	206,000	461,876
		936,851
Luxembourg - 1.5%
Gemplus International SA (a)(b)(7)	133,639	577,950
Orco Property (a)(b)(4)	4,900	112,686
Stolt Offshore SA (a)(b)(3)	32,800	245,339
		935,975
Ireland - 1.1%
DePfa Bank PLC (a)(b)(4)	21,600	283,314
IAWS Group PLC (b)(2)	36,379	411,781
		695,095
South Africa - 1.1%
Net 1 UEPS Technologies, Inc. (a)(6)	10,200	674,439
Australia - 1.1%
Australian Stock Exchange Ltd. (b)(4)	19,165	448,205
CSR Limited (a)(b)(8)	198,765	198,757
		646,962
Brazil - 1.0%
Company SA (a)(b)(4)	24,300	636,990
Denmark - 1.0%
GN Store Nord AS (b)(5)	25,600	263,600
Novozymes A/S, Class B (b)(8)	7,325	353,386
		616,986
Bermuda - 1.0%
SeaDrill Ltd. (a)(b)(3)	33,800	600,068
South Korea - 1.0%
Hyundai Engineering & Construction Co. (a)(b)(6)	8,080	588,037
Greece - 0.8%
Germanos S.A. (a)(b)(1)	20,846	463,574
Hong Kong - 0.6%
Techtronic Industries Co. (a)(b)(1)	214,500	385,396
Mexico - 0.6%
Grupo Aeroportuario del Pacifico SA, ADR (a)(6)	2,400	352,873
India - 0.5%
India Fund Inc. (a)(4)	12,459	288,232

TOTAL COMMON STOCKS (Cost $41,802,825 )		$60,040,218

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 2.6%
State Street Bank 1.50% 04/03/2006	$1,584,000	$1,584,000
Repurchase price $1,584,198
Collateralized by:
U.S. Treasury Bond
8.75% 08/15/2020
Fair Value: $1,616,440
Total REPURCHASE AGREEMENTS (Cost $1,584,000)		$1,584,000

Total Investments (Cost $43,386,825) (c) - 101.4%		$61,624,218
Liabilities in Excess of Other Assets - (1.4%)		(859,696)
TOTAL NET ASSETS - 100.0%		$60,764,522

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Depository Receipts
(a)	Non-Income Producing.
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $57,530,546 or 94.7% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments,
not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1)	Consumer Discretionary 17.4%
(2)	Consumer Staples 5.0%
(3)	Energy 15.0%
(4)	Financials 6.5%
(5)	Health Care 2.9%
(6)	Industrials 25.2%
(7)	Information Technology 8.4%
(8)	Materials 18.0%
(9)	Telecommunication Services 0.4%

Ohio National Fund, Inc.
Aggressive Growth Portfolio
March 31, 2006 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 98.5%
CONSUMER DISCRETIONARY - 14.7%
Automobiles - 2.4%
Bayerische Motoren Werke AG (b)	3,176	$174,939
Nissan Motor Co., Ltd. (b)	11,200	133,035
Thor Industries, Inc.	2,075	110,722
		418,696
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (a)	2,970	155,955
Hotels, Restaurants & Leisure - 3.9%
Four Seasons Hotels, Inc.	5,390	273,273
Harrah's Entertainment, Inc.	2,345	182,816
Scientific Games Corp. Class A (a)	5,470	192,161
Tim Hortons, Inc. (a)	945	25,090
		673,340
Household Durables - 1.4%
Desarrolladora Homex SA de CV - ADR (a)	2,420	85,499
Pulte Homes, Inc.	4,060	155,985
		241,484
Internet & Catalog Retail - 1.0%
eBay, Inc. (a)	4,265	166,591
Media - 2.2%
Dow Jones & Co., Inc.	3,805	149,536
Lamar Advertising Co. (a)	2,465	129,708
XM Satellite Radio Holdings, Inc. Class A (a)	3,955	88,078
		367,322
Multiline Retail - 1.0%
Nordstrom, Inc.	4,515	176,898
Textiles, Apparel & Luxury Goods - 1.9%
Coach, Inc. (a)	5,635	194,858
Quiksilver, Inc. (a)	8,785	121,760
		316,618
TOTAL CONSUMER DISCRETIONARY		2,516,904

CONSUMER STAPLES - 6.9%
Food & Staples Retailing - 5.3%
Sysco Corp.	5,045	161,692
Wal-Mart Stores, Inc.	2,940	138,886
Whole Foods Market, Inc.	8,185	543,811
Wild Oats Markets, Inc. (a)	3,545	72,070
		916,459
Household Products - 1.6%
Reckitt Benckiser PLC (b)	3,603	126,463
The Procter & Gamble Co.	2,525	145,490
		271,953
TOTAL CONSUMER STAPLES		1,188,412
ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Halliburton Co.	360	26,287
Oil, Gas & Consumable Fuels - 0.8%
EOG Resources, Inc.	1,840	132,480
TOTAL ENERGY		158,767

FINANCIALS - 13.6%
Capital Markets - 4.8%
Merrill Lynch & Co., Inc.	2,820	222,103
Mitsubishi UFJ Securities Co., Ltd. (b)	9,000	144,485
Nikko Cordial Corp. (b)	6,000	99,363
optionsXpress Holdings, Inc.	4,700	136,676
UBS AG (b)	2,010	220,896
		823,523
Commercial Banks - 1.4%
Mizuho Financial Group, Inc. (b)	29	237,201
Consumer Finance - 2.5%
American Express Co.	3,190	167,635
Credit Saison Co. Ltd. (b)	4,600	254,288
		421,923
Diversified Financial Services - 2.6%
Chicago Mercantile Exchange Holdings, Inc.	290	129,775
Deutsche Boerse AG (b)	2,195	315,702
		445,477
Insurance - 0.9%
Marsh & McLennan Companies, Inc.	5,215	153,112
Real Estate - 0.4%
Mitsubishi Estate Co. Ltd. (b)	3,000	71,158
Thrifts & Mortgage Finance - 1.0%
Fannie Mae	3,420	175,788
TOTAL FINANCIALS		2,328,182

HEALTH CARE - 28.5%
Biotechnology - 11.3%
Alexion Pharmaceuticals, Inc. (a)	1,160	41,087
Amgen, Inc. (a)	2,230	162,232
Celgene Corp. (a)	19,980	883,516
Cubist Pharmaceuticals, Inc. (a)	7,440	170,897
Genentech, Inc. (a)	1,805	152,541
Idenix Pharmaceuticals, Inc. (a)	1,705	23,137
Neurocrine Biosciences, Inc. (a)	4,955	319,796
United Therapeutics Corp. (a)	2,905	192,543
		1,945,749
Health Care Equipment & Supplies - 6.6%
Alcon, Inc. (a)	1,300	135,538
Boston Scientific Corp. (a)	5,635	129,887
Dade Behring Holdings, Inc.	5,850	208,903
Intuitive Surgical, Inc. (a)	2,530	298,540
Kyphon, Inc. (a)	1,950	72,540
Varian Medical Systems, Inc. (a)	5,135	288,382
		1,133,790
Health Care Providers & Services - 3.4%
Coventry Health Care, Inc. (a)	4,580	247,228
UnitedHealth Group, Inc.	6,135	342,701
		589,929
Pharmaceuticals - 7.2%
Johnson & Johnson	3,220	190,688
Merck & Co., Inc.	7,535	265,458
Roche Holding AG (b)	2,807	417,158
Teva Pharmaceutical Industries, Ltd. - ADR	8,705	358,472
		1,231,776
TOTAL HEALTH CARE		4,901,244

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.3%
The Boeing Co.	2,975	231,842
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	4,640	227,777
United Parcel Service, Inc. Class B	3,105	246,475
		474,252
Commercial Services & Supplies - 2.5%
CoStar Group, Inc. (a)	2,405	124,796
Park 24 Co., Ltd. (b)	4,600	157,373
Stericycle, Inc. (a)	2,265	153,159
		435,328
Electrical Equipment - 0.6%
Suntech Power Holdings Co., Ltd - ADR (a)	2,700	99,873
TOTAL INDUSTRIALS		1,241,295

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 4.5%
Cisco Systems, Inc. (a)	12,240	265,241
Juniper Networks, Inc. (a)	6,265	119,787
QUALCOMM, Inc.	4,090	206,995
Research In Motion Ltd. (a)	2,075	176,126
		768,149
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	2,550	159,936
EMC Corp. (a)	13,625	185,709
SanDisk Corp. (a)	4,685	269,481
		615,126
Internet Software & Services - 2.8%
Yahoo!, Inc. (a)	14,950	482,287
IT Services - 0.7%
Ceridian Corp. (a)	5,125	130,431
Semiconductor & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)	3,325	110,257
ASML Holding NV - ADR (a)	5,290	107,757
Cypress Semiconductor Corp. (a)	5,290	89,666
KLA-Tencor Corp.	2,505	121,142
PMC - Sierra, Inc. (a)	9,905	121,732
Texas Instruments, Inc.	2,960	96,111
		646,665
Software - 8.7%
Adobe Systems, Inc.	6,865	239,726
Citrix Systems, Inc. (a)	3,075	116,542
Electronic Arts, Inc. (a)	4,255	232,834
McAfee, Inc. (a)	4,955	120,555
Microsoft Corp.	2,590	70,474
NAVTEQ Corp. (a)	3,945	199,814
Quest Software, Inc. (a)	5,565	92,935
SAP AG - ADR	6,430	349,278
TIBCO Software, Inc. (a)	9,910	82,848
		1,505,006
TOTAL INFORMATION TECHNOLOGY		4,147,664

MATERIALS - 0.7%
Chemicals - 0.7%
Potash Corp. of Saskatchewan, Inc.	1,350	118,922
TOTAL MATERIALS		118,922

TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
China Mobile Hong Kong Ltd. (b)	25,000	131,467
Crown Castle International Corp. (a)	7,140	202,419
TOTAL TELECOMMUNICATION SERVICES		333,886
TOTAL COMMON STOCKS (Cost $14,076,591)		$16,935,276

PREFERRED STOCKS - 1.0%
INFORMATION TECHNOLOGY - 1.0%
Semiconductor & Semiconductor Equipment - 1.0%
Samsung Electronics Co. Ltd. (b)	340	$173,393
TOTAL PREFERRED STOCKS (Cost $127,850)		$173,393

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 0.6%
Federal Home Loan Mortgage Corporation Discount Note
4.68%, 04/03/2006	$100,000	$99,974
TOTAL SHORT-TERM NOTES (Cost $99,974)		$99,974

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 0.5%
U.S. Bank 3.75% 04/03/2006	$82,000	$82,000
Repurchase price $82,026
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.95% 05/15/2033
Fair Value: $40,118
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $43,522
TOTAL REPURCHASE AGREEMENTS (Cost $82,000)		$82,000

Total Investments (Cost $14,386,415) (c) - 100.6%		$17,290,643
Liabilities in Excess of Other Assets - (0.6)%		(110,008)
TOTAL NET ASSETS - 100.0%		$17,180,635

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $2,656,921 or 15.5% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments,
not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Small Cap Growth Portfolio
March 31, 2006 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 21.0%
Diversified Consumer Services - 0.3%
Sotheby's Holdings, Inc. Class A Limited Voting Common (a)	2,145	$62,291
Hotels, Restaurants & Leisure - 4.0%
Century Casinos, Inc. (a)	22,325	237,538
Four Seasons Hotels, Inc.	1,615	81,880
OneTravel Holdings, Inc. (a)	29,585	28,697
Orient-Express Hotels Ltd.	5,355	210,077
WMS Industries, Inc. (a)	7,375	221,988
		780,180
Household Durables - 2.3%
Jarden Corp. (a)	13,555	445,282
Internet & Catalog Retail - 4.8%
Blue Nile, Inc. (a)	605	21,290
GSI Commerce, Inc. (a)	10,420	177,140
Submarino SA (a)(b)	16,200	418,849
ValueVision Media, Inc. (a)	25,570	326,785
		944,064
Leisure Equipment & Products - 2.5%
Marvel Entertainment, Inc. (a)	14,005	281,780
Polaris Industries, Inc.	3,675	200,508
		482,288
Media - 2.7%
Genius Products, Inc. (a)	79,495	142,296
Lions Gate Entertainment Corp. (a)	37,125	376,819
		519,115
Specialty Retail - 1.2%
Volcom, Inc. (a)	6,725	238,939
Textiles, Apparel & Luxury Goods - 3.2%
Carter's, Inc. (a)	5,410	365,121
Crocs, Inc. (a)	2,095	52,689
Quiksilver, Inc. (a)	14,130	195,842
		613,652
TOTAL CONSUMER DISCRETIONARY		4,085,811

CONSUMER STAPLES - 1.4%
Household Products - 1.4%
Central Garden and Pet Co. (a)	5,000	265,700
TOTAL CONSUMER STAPLES		265,700

ENERGY - 7.3%
Energy Equipment & Services - 3.5%
Basic Energy Services, Inc. (a)	3,005	89,549
TETRA Technologies, Inc. (a)	12,700	597,408
		686,957
Oil, Gas & Consumable Fuels - 3.8%
Carrizo Oil & Gas, Inc. (a)	3,465	90,055
Gasco Energy, Inc. (a)	13,375	74,900
Western Oil Sands, Inc. (a)(b)	5,991	166,159
World Fuel Services Corp.	10,015	405,007
		736,121
TOTAL ENERGY		1,423,078

FINANCIALS - 4.5%
Capital Markets - 0.3%
optionsXpress Holdings, Inc.	2,150	62,522
Commercial Banks - 1.0%
SVB Financial Group (a)	300	15,915
Westamerica Bancorporation	3,445	178,864
		194,779
Diversified Financial Services - 2.9%
IntercontinentalExchange Inc. (a)	2,155	148,803
International Securities Exchange, Inc.	8,960	373,184
MarketAxess Holdings, Inc. (a)	2,400	28,872
		550,859
Real Estate - 0.3%
Gafisa S.A. (a)(b)	5,920	63,413
TOTAL FINANCIALS		871,573

HEALTH CARE - 24.7%
Biotechnology - 4.2%
Charles River Laboratories International, Inc. (a)	1,964	96,275
Cubist Pharmaceuticals, Inc. (a)	13,240	304,123
Idenix Pharmaceuticals, Inc. (a)	3,655	49,598
Neurocrine Biosciences, Inc. (a)	3,050	196,847
United Therapeutics Corp. (a)	2,485	164,706
		811,549
Health Care Equipment & Supplies - 4.6%
ArthroCare Corp. (a)	5,800	277,356
Aspect Medical Systems, Inc. (a)	4,900	134,456
Dexcom, Inc. (a)	3,345	67,803
FoxHollow Technologies, Inc. (a)	3,880	118,534
I-Flow Corp. (a)	13,785	183,616
Intuitive Surgical, Inc. (a)	605	71,390
Ventana Medical Systems (a)	1,140	47,618
		900,773
Health Care Providers & Services - 14.6%
Centene Corp. (a)	12,160	354,707
Dialysis Corporation of America (a)	175	2,322
DrugMax, Inc. (a)	87,165	67,989
Emageon, Inc. (a)	3,525	59,890
HealthExtras, Inc. (a)	7,490	264,397
Hythiam, Inc. (a)	20,000	183,800
LHC Group, Inc. (a)	8,075	129,200
Omnicell, Inc. (a)	25,125	286,174
PRA International (a)	6,875	170,431
PSS World Medical, Inc. (a)	12,160	234,566
Radiation Therapy Services, Inc. (a)	11,090	282,906
The Advisory Board Co. (a)	5,720	319,005
United Surgical Partners International, Inc. (a)	8,325	294,788
WellCare Health Plans, Inc. (a)	4,230	192,211
		2,842,386
Pharmaceuticals - 1.3%
Adams Respiratory Therapeutics (a)	2,415	96,045
MGI Pharma, Inc. (a)	8,670	151,725
		247,770
TOTAL HEALTH CARE		4,802,478

INDUSTRIALS - 13.1%
Aerospace & Defense - 0.5%
TransDigm Group, Inc. (a)	3,915	100,811
Air Freight & Logistics - 1.4%
Pacer International, Inc.	8,035	262,584
Commercial Services & Supplies - 7.5%
American Reprographics Co. (a)	6,655	230,862
Barrett Business Services, Inc. (a)	4,670	126,090
CoStar Group, Inc. (a)	7,886	409,205
Huron Consulting Group, Inc. (a)	8,395	254,285
Kenexa Corp. (a)	4,350	133,762
On Assignment, Inc. (a)	8,925	97,996
Resources Connection, Inc. (a)	3,935	98,021
Ritchie Bros. Auctioneers, Inc.	2,045	101,227
		1,451,448
Machinery - 2.0%
American Railcar Industries, Inc.	7,515	263,551
Ceradyne, Inc. (a)	2,520	125,748
		389,299
Road & Rail - 1.1%
All America Latina Logistica S.A. (a)(b)	3,400	210,536
Trading Companies & Distributors - 0.6%
Beacon Roofing Supply, Inc. (a)	3,100	125,984
TOTAL INDUSTRIALS		2,540,662

INFORMATION TECHNOLOGY - 26.8%
Communications Equipment - 1.3%
China Grentech Corp. Ltd. - ADR (a)	1,680	28,728
NICE Systems, Ltd. - ADR (a)	4,400	224,224
		252,952
Electronic Equipment & Instruments - 2.5%
Cogent, Inc. (a)	2,820	51,719
Optimal Group, Inc. (a)	12,310	178,864
Trimble Navigation Ltd. (a)	5,745	258,812
		489,395
Internet Software & Services - 7.6%
Bankrate, Inc. (a)	5,050	219,978
Dealertrack Holdings, Inc. (a)	4,595	97,919
Equinix, Inc. (a)	6,180	396,880
Excapsa Software, Inc. (a)(b)	25,330	47,969
Liquidity Services, Inc. (a)	3,010	36,873
LivePerson, Inc. (a)	39,190	283,736
Traffic.com, Inc. (a)	4,495	37,533
ValueClick, Inc. (a)	12,395	209,723
Vocus, Inc. (a)	3,010	44,699
Workstream, Inc. (a)	53,450	96,210
		1,471,520
IT Services - 3.8%
Euronet Worldwide, Inc. (a)	10,515	397,783
Infocrossing, Inc. (a)	28,100	338,605
		736,388
Semiconductor & Semiconductor Equipment - 1.8%
Microsemi Corp. (a)	12,435	361,983
Software - 9.8%
Blackbaud, Inc.	5,340	113,155
Open Solutions, Inc. (a)	11,585	316,386
Quest Software, Inc. (a)	8,930	149,131
RSA Security, Inc. (a)	8,900	159,666
Sonic Solutions (a)	9,775	177,025
TALX Corp.	15,670	446,282
Ultimate Software Group, Inc. (a)	20,950	541,557
		1,903,202
TOTAL INFORMATION TECHNOLOGY		5,215,440

MATERIALS - 0.5%
Metals & Mining - 0.5%
Birch Mountain Resources Ltd. (a)	13,395	98,855
TOTAL MATERIALS		98,855

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
UbiquiTel, Inc. (a)	16,030	161,903
TOTAL TELECOMMUNICATION SERVICES		161,903
TOTAL COMMON STOCKS (Cost $16,207,741)		$19,465,500

	Face	Fair
REPURCHASE AGREEMENTS - 0.3%	Amount	Value
U.S. Bank 3.75% 04/03/2006	$61,000	$61,000
Repurchase price: $61,019
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.95% 05/15/2033
Fair Value: $29,844
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $32,376
TOTAL REPURCHASE AGREEMENTS (Cost $61,000)		$61,000

Total Investments (Cost $16,268,741) (c) - 100.4%		$19,526,500
Liabilities in Excess of Other Assets - (0.4)%		(70,980)
TOTAL NET ASSETS - 100.0%		$19,455,520

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $906,926 or 4.7% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments,
not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Mid Cap Opportunity Portfolio
March 31, 2006 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 14.7%
Hotels, Restaurants & Leisure - 6.5%
Harrah's Entertainment, Inc.	17,000	$1,325,320
Hilton Hotels Corp.	39,200	998,032
International Game Technology	27,500	968,550
Penn National Gaming, Inc. (a)	24,400	1,029,192
Scientific Games Corp. Class A (a)	52,000	1,826,760
		6,147,854
Media - 2.5%
Gemstar-TV Guide International, Inc. (a)	412,600	1,274,934
Univision Communications, Inc. Class A (a)	30,000	1,034,100
		2,309,034
Specialty Retail - 3.7%
Bebe Stores, Inc.	50,000	921,000
Limited Brands, Inc.	45,000	1,100,700
The TJX Cos., Inc.	36,000	893,520
Urban Outfitters, Inc. (a)	25,000	613,500
		3,528,720
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc. (a)	28,000	968,240
Polo Ralph Lauren Corp.	15,000	909,150
		1,877,390
TOTAL CONSUMER DISCRETIONARY		13,862,998

CONSUMER STAPLES - 2.1%
Beverages - 1.1%
Hansen Natural Corp. (a)	8,000	1,008,400
Personal Products - 1.0%
Herbalife Ltd. (a)	29,000	979,330
TOTAL CONSUMER STAPLES		1,987,730

ENERGY - 10.2%
Energy Equipment & Services - 7.0%
BJ Services Co.	25,000	865,000
ENSCO International, Inc.	22,000	1,131,900
Grant Prideco, Inc. (a)	30,000	1,285,200
Hanover Compressor Co. (a)	65,000	1,210,300
Tidewater, Inc.	17,500	966,525
Weatherford International Ltd. (a)	25,000	1,143,750
		6,602,675
Oil, Gas & Consumable Fuels - 3.2%
EOG Resources, Inc.	15,000	1,080,000
Quicksilver Resources, Inc. (a)	28,900	1,117,274
XTO Energy, Inc.	20,000	871,400
		3,068,674
TOTAL ENERGY		9,671,349

FINANCIALS - 11.3%
Capital Markets - 3.6%
Affiliated Managers Group, Inc. (a)	12,000	1,279,320
E*TRADE Financial Corp. (a)	45,000	1,214,100
T. Rowe Price Group, Inc.	12,300	961,983
		3,455,403
Commercial Banks - 3.3%
AmericanWest Bancorp (a)	37,700	997,919
SVB Financial Group (a)	20,000	1,061,000
Zions Bancorporation	12,500	1,034,125
		3,093,044
Consumer Finance - 1.0%
The First Marblehead Corporation	21,000	908,250
Insurance - 3.4%
Assurant, Inc.	18,910	931,317
Genworth Financial, Inc. Class A	33,000	1,103,190
Loews Corp. - Carolina Group	25,500	1,205,385
		3,239,892
TOTAL FINANCIALS		10,696,589

HEALTH CARE - 15.8%
Biotechnology - 2.1%
Amylin Pharmaceuticals, Inc. (a)	21,000	1,027,950
Cephalon, Inc. (a)	16,500	994,125
		2,022,075
Health Care Equipment & Supplies - 5.6%
Advanced Medical Optics, Inc. (a)	28,500	1,329,240
Cytyc Corp. (a)	32,000	901,760
ResMed, Inc. (a)	23,900	1,051,122
Thermo Electron Corp. (a)	31,500	1,168,335
Varian Medical Systems, Inc. (a)	15,500	870,480
		5,320,937
Health Care Providers & Services - 5.8%
AMERIGROUP Corp. (a)	7,900	166,216
CIGNA Corp.	8,500	1,110,270
Covance, Inc. (a)	18,000	1,057,500
Express Scripts, Inc. (a)	12,000	1,054,800
Medco Health Solutions, Inc. (a)	20,000	1,144,400
Pharmaceutical Product Development, Inc.	26,000	899,860
		5,433,046
Pharmaceuticals - 2.3%
Forest Laboratories, Inc. (a)	25,000	1,115,750
Shire Pharmaceuticals plc - ADR	23,500	1,092,515
		2,208,265
TOTAL HEALTH CARE		14,984,323

INDUSTRIALS - 14.1%
Aerospace & Defense - 1.1%
Armor Holdings, Inc. (a)	17,000	990,930
Building Products - 0.9%
Simpson Manufacturing Co., Inc.	20,000	866,000
Commercial Services & Supplies - 2.9%
Monster Worldwide, Inc. (a)	18,000	897,480
Steelcase, Inc. Class A	55,000	990,000
West Corp. (a)	20,000	893,200
		2,780,680
Construction & Engineering - 2.3%
Chicago Bridge & Iron Co. NV - ADR	35,000	840,000
McDermott International, Inc. (a)	24,000	1,306,800
		2,146,800
Electrical Equipment - 1.8%
Ametek, Inc.	16,500	741,840
Energy Conversion Devices, Inc. (a)	20,000	983,600
		1,725,440
Industrial Conglomerates - 1.6%
Walter Industries, Inc.	23,000	1,532,260
Machinery - 2.3%
JLG Industries, Inc.	37,800	1,163,862
PACCAR, Inc.	14,000	986,720
		2,150,582
Road & Rail - 1.2%
Landstar System, Inc.	26,000	1,147,120
TOTAL INDUSTRIALS		13,339,812

INFORMATION TECHNOLOGY - 23.3%
Communications Equipment - 6.7%
3Com Corp. (a)	220,000	1,126,400
ADC Telecommunications Inc. (a)	39,000	998,010
Ciena Corp. (a)	155,000	807,550
Comverse Technology, Inc. (a)	36,500	858,845
Nortel Networks Corp. (a)	300,000	915,000
Tellabs, Inc. (a)	100,000	1,590,000
		6,295,805
Computers & Peripherals - 2.7%
Apple Computer, Inc. (a)	5,230	328,026
M-Systems Flash Disk Pioneers Ltd. (a)	36,500	943,890
Palm, Inc. (a)	54,100	1,252,956
		2,524,872
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	23,000	863,650
Internet Software & Services - 1.1%
Openwave Systems, Inc. (a)	50,000	1,079,000
Semiconductor & Semiconductor Equipment - 9.9%
Analog Devices, Inc.	25,000	957,250
Broadcom Corp. Class A (a)	23,000	992,680
Cymer, Inc. (a)	23,000	1,045,120
Cypress Semiconductor Corp. (a)	79,000	1,339,050
Fairchild Semiconductor International, Inc. (a)	57,500	1,096,525
Lam Research Corp. (a)	22,500	967,500
Marvell Technology Group Ltd. (a)	19,000	1,027,900
Microsemi Corp. (a)	28,800	838,368
PMC - Sierra, Inc. (a)	91,400	1,123,306
		9,387,699
Software - 2.0%
Adobe Systems, Inc.	25,000	873,000
THQ, Inc. (a)	38,000	983,820
		1,856,820
TOTAL INFORMATION TECHNOLOGY		22,007,846

MATERIALS - 4.6%
Construction Materials - 1.6%
Vulcan Materials Co.	18,000	1,559,700
Metals & Mining - 3.0%
Alcan, Inc.	24,400	1,115,812
Ipsco, Inc.	11,000	1,144,990
Oregon Steel Mills, Inc. (a)	11,000	562,870
		2,823,672
TOTAL MATERIALS		4,383,372

TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
NeuStar, Inc. Class A (a)	30,000	930,000
TOTAL TELECOMMUNICATION SERVICES		930,000

UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 1.1%
Mirant Corp. (a)	42,000	1,050,000
TOTAL UTILITIES		1,050,000
TOTAL COMMON STOCKS (Cost $78,757,105)		$92,914,019

	Face	Fair
REPURCHASE AGREEMENTS - 2.7%	Amount	Value
U.S. Bank 3.75% 04/03/2006	$2,499,000	$2,499,000
Repurchase price: $2,499,781
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $1,222,617
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $1,326,354
TOTAL REPURCHASE AGREEMENTS (Cost $2,499,000)		$2,499,000

Total Investments (Cost $81,256,105) (b) - 100.9%		$95,413,019
Liabilities in Excess of Other Assets - (0.9)%		(814,003)
TOTAL NET ASSETS - 100.0%		$94,599,016

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
S&P 500 Index Portfolio
March 31, 2006 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 99.8%
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.2%
Cooper Tire & Rubber Co.	1,000	$14,340
Johnson Controls, Inc.	3,000	227,790
The Goodyear Tire & Rubber Co. (a)	2,800	40,544
		282,674
Automobiles - 0.3%
Ford Motor Co.	29,187	232,329
General Motors Corp.	8,800	187,176
Harley-Davidson, Inc.	4,300	223,084
		642,589
Distributors - 0.1%
Genuine Parts Co.	2,700	118,341
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	2,200	115,522
H&R Block, Inc.	5,100	110,415
		225,937
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	6,800	322,116
Darden Restaurants, Inc.	2,100	86,163
Harrah's Entertainment, Inc.	2,900	226,084
Hilton Hotels Corp.	5,200	132,392
International Game Technology	5,300	186,666
Marriott International, Inc. Class A	2,500	171,500
McDonald's Corp.	19,700	676,892
Starbucks Corp. (a)	11,900	447,916
Starwood Hotels & Resorts Worldwide, Inc.	3,400	230,282
Wendy's International, Inc.	1,800	111,708
Yum! Brands, Inc.	4,300	210,098
		2,801,817
Household Durables - 0.8%
Centex Corp.	1,900	117,781
D.R. Horton, Inc.	4,300	142,846
Fortune Brands, Inc.	2,300	185,449
Harman International Industries, Inc.	1,000	111,130
KB Home	1,200	77,976
Leggett & Platt, Inc.	2,900	70,673
Lennar Corp. Class A	2,100	126,798
Maytag Corp.	1,300	27,729
Newell Rubbermaid, Inc.	4,300	108,317
Pulte Homes, Inc.	3,300	126,786
Snap-on, Inc.	900	34,308
The Black & Decker Corp.	1,200	104,268
The Stanley Works	1,100	55,726
Whirlpool Corp.	1,100	100,617
		1,390,404
Internet & Catalog Retail - 0.5%
Amazon.com Inc. (a)	4,800	175,248
eBay, Inc. (a)	18,100	706,986
		882,234
Leisure Equipment & Products - 0.2%
Brunswick Corp.	1,500	58,290
Eastman Kodak Co.	4,500	127,980
Hasbro, Inc.	2,800	59,080
Mattel, Inc.	6,100	110,593
		355,943
Media - 3.2%
CBS Corp. Class B	12,050	288,959
Clear Channel Communications, Inc.	8,100	234,981
Comcast Corp. Class A (a)	33,502	876,412
Dow Jones & Co., Inc.	900	35,370
Gannett Co., Inc.	3,700	221,704
Interpublic Group of Companies, Inc. (a)	6,723	64,272
Knight-Ridder, Inc.	1,000	63,210
Meredith Corp.	700	39,053
News Corp. Class A	37,600	624,536
Omnicom Group, Inc.	2,800	233,100
Time Warner, Inc.	70,500	1,183,695
Tribune Co.	4,100	112,463
The E.W. Scripps Company Class A	1,300	58,123
The McGraw-Hill Companies, Inc.	5,700	328,434
The New York Times Co. Class A	2,300	58,213
The Walt Disney Co.	30,100	839,489
Univision Communications, Inc. Class A (a)	3,500	120,645
Viacom, Inc. Class B (a)	12,050	467,540
		5,850,199
Multiline Retail - 1.1%
Big Lots, Inc. (a)	1,800	25,128
Dillard's Inc. Class A	1,000	26,040
Dollar General Corp.	5,000	88,350
Family Dollar Stores, Inc.	2,400	63,840
Federated Department Stores, Inc.	4,288	313,024
J.C. Penney Co. Inc.	3,600	217,476
Kohl's Corp. (a)	5,400	286,254
Nordstrom, Inc.	3,400	133,212
Sears Holdings Corp. (a)	1,601	211,716
Target Corp.	13,800	717,738
		2,082,778
Specialty Retail - 2.2%
AutoNation, Inc. (a)	2,800	60,340
AutoZone, Inc. (a)	900	89,721
Bed Bath & Beyond, Inc. (a)	4,400	168,960
Best Buy Co., Inc.	6,375	356,554
Circuit City Stores, Inc.	2,400	58,752
Limited Brands, Inc.	5,500	134,530
Lowe's Companies. Inc.	12,200	786,168
Office Depot, Inc. (a)	4,600	171,304
OfficeMax Inc.	1,100	33,187
RadioShack Corp.	2,100	40,383
Staples, Inc.	11,400	290,928
The Gap Inc.	8,950	167,186
The Home Depot, Inc.	33,200	1,404,360
The Sherwin-Williams Co.	1,700	84,048
The TJX Cos., Inc.	7,200	178,704
Tiffany & Co.	2,200	82,588
		4,107,713
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	6,000	207,480
Jones Apparel Group, Inc.	1,800	63,666
Liz Claiborne, Inc.	1,600	65,568
Nike, Inc. Class B	3,000	255,300
V.F. Corp.	1,400	79,660
		671,674
TOTAL CONSUMER DISCRETIONARY		19,412,303

CONSUMER STAPLES - 9.2%
Beverages - 2.0%
Anheuser-Busch Companies, Inc.	12,200	521,794
Brown-Forman Corp. Class B	1,300	100,061
Coca-Cola Enterprises, Inc.	4,700	95,598
Constellation Brands, Inc. Class A (a)	3,100	77,655
Molson Coors Brewing Co. Class B	900	61,758
PepsiCo, Inc.	25,900	1,496,761
The Coca-Cola Co.	32,200	1,348,214
The Pepsi Bottling Group, Inc.	2,100	63,819
		3,765,660
Food & Staples Retailing - 2.4%
Albertson's, Inc.	5,800	148,886
Costco Wholesale Corp.	7,400	400,784
CVS Corp.	12,800	382,336
Safeway, Inc.	7,000	175,840
SUPERVALU, Inc.	2,100	64,722
Sysco Corp.	9,700	310,885
The Kroger Co. (a)	11,400	232,104
Walgreen Co.	15,800	681,454
Wal-Mart Stores, Inc.	39,100	1,847,084
Whole Foods Market, Inc.	2,200	146,168
		4,390,263
Food Products - 1.0%
Archer-Daniels-Midland Co.	10,250	344,912
Campbell Soup Co.	2,900	93,960
ConAgra Foods, Inc.	8,100	173,826
General Mills, Inc.	5,600	283,808
H.J. Heinz Co.	5,200	197,184
Kellogg Co.	3,900	171,756
McCormick & Co., Inc.	2,100	71,106
Sara Lee Corp.	11,900	212,772
The Hershey Company	2,800	146,244
Tyson Foods, Inc. Class A	3,900	53,586
Wm. Wrigley Jr. Co.	2,800	179,200
		1,928,354
Household Products - 2.2%
Colgate-Palmolive Co.	8,100	462,510
Kimberly-Clark Corp.	7,200	416,160
The Clorox Co.	2,400	143,640
The Procter & Gamble Co.	51,422	2,962,936
		3,985,246
Personal Products - 0.2%
Alberto-Culver Co.	1,200	53,076
Avon Products, Inc.	7,000	218,190
The Estee Lauder Cos. Inc.	1,900	70,661
		341,927
Tobacco - 1.4%
Altria Group, Inc.	32,700	2,317,122
Reynolds American, Inc.	1,300	137,150
UST, Inc.	2,600	108,160
		2,562,432
TOTAL CONSUMER STAPLES		16,973,882

ENERGY - 9.7%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	5,400	369,360
BJ Services Co.	5,100	176,460
Halliburton Co.	8,100	591,462
Nabors Industries Ltd. (a)	2,500	178,950
National Oilwell Varco, Inc. (a)	2,700	173,124
Noble Corp.	2,100	170,310
Rowan Cos., Inc.	1,700	74,732
Schlumberger Ltd.	9,200	1,164,444
Transocean, Inc. (a)	5,100	409,530
Weatherford International Ltd. (a)	5,500	251,625
		3,559,997
Oil, Gas & Consumable Fuels - 7.8%
Amerada Hess Corp.	1,300	185,120
Anadarko Petroleum Corp.	3,600	363,636
Apache Corp.	5,122	335,542
Burlington Resources, Inc.	5,900	542,269
Chesapeake Energy Corp.	5,800	182,178
Chevron Corp.	34,838	2,019,559
ConocoPhillips	21,544	1,360,504
Devon Energy Corp.	6,900	422,073
El Paso Corp.	10,300	124,115
EOG Resources, Inc.	3,800	273,600
Exxon Mobil Corp.	95,600	5,818,216
Kerr-McGee Corp.	1,800	171,864
Kinder Morgan, Inc.	1,600	147,184
Marathon Oil Corp.	5,760	438,739
Murphy Oil Corp.	2,600	129,532
Occidental Petroleum Corp.	6,700	620,755
Sunoco, Inc.	2,100	162,897
Valero Energy Corp.	9,700	579,866
Williams Cos., Inc.	9,300	198,927
XTO Energy, Inc.	5,633	245,430
		14,322,006
TOTAL ENERGY		17,882,003

FINANCIALS - 20.9%
Capital Markets - 3.5%
Ameriprise Financial, Inc.	3,880	174,833
E*TRADE Financial Corp. (a)	6,500	175,370
Federated Investors, Inc. Class B	1,300	50,765
Franklin Resources, Inc.	2,400	226,176
Janus Capital Group, Inc.	3,400	78,778
Lehman Brothers Holdings, Inc.	4,200	607,026
Mellon Financial Corp.	6,500	231,400
Merrill Lynch & Co., Inc.	14,400	1,134,144
Morgan Stanley	16,800	1,055,376
Northern Trust Corp.	2,900	152,250
State Street Corp.	5,200	314,236
T. Rowe Price Group, Inc.	2,100	164,241
The Bank of New York Co., Inc.	12,100	436,084
The Bear Stearns Companies Inc.	1,900	263,530
The Charles Schwab Corp.	16,200	278,802
The Goldman Sachs Group, Inc.	6,800	1,067,328
		6,410,339
Commercial Banks - 5.9%
AmSouth Bancorp	5,400	146,070
Bank of America Corp.	72,662	3,309,027
BB&T Corp.	8,400	329,280
Comerica, Inc.	2,500	144,925
Compass Bancshares, Inc.	1,900	96,159
Fifth Third Bancorp	8,650	340,464
First Horizon National Corp.	2,000	83,300
Huntington Bancshares, Inc.	3,900	94,107
KeyCorp	6,300	231,840
M&T Bank Corp.	1,200	136,968
Marshall & Ilsley Corp.	3,300	143,814
National City Corp.	8,600	300,140
North Fork Bancorporation, Inc.	7,400	213,342
PNC Financial Services Group, Inc.	4,600	309,626
Regions Financial Corp.	7,168	252,099
SunTrust Banks, Inc.	5,800	422,008
Synovus Financial Corp.	4,900	132,741
U.S. Bancorp	28,190	859,795
Wachovia Corp.	25,395	1,423,390
Wells Fargo & Co.	26,200	1,673,394
Zions Bancorporation	1,600	132,368
		10,774,857
Consumer Finance - 0.9%
American Express Co.	19,400	1,019,470
Capital One Financial Corp.	4,700	378,444
SLM Corp.	6,500	337,610
		1,735,524
Diversified Financial Services - 3.6%
CIT Group, Inc.	3,100	165,912
Citigroup, Inc.	78,069	3,687,199
JPMorgan Chase & Co.	54,552	2,271,545
Moody's Corp.	3,800	271,548
Principal Financial Group, Inc.	4,400	214,720
		6,610,924
Insurance - 4.6%
ACE Ltd.	5,000	260,050
AFLAC, Inc.	7,800	352,014
Ambac Financial Group, Inc.	1,700	135,320
American International Group, Inc.	40,600	2,683,254
Aon Corp.	5,000	207,550
Cincinnati Financial Corp.	2,766	116,366
Genworth Financial, Inc. Class A	5,900	197,237
Jefferson-Pilot Corp.	2,100	117,474
Lincoln National Corp.	2,700	147,393
Loews Corp.	2,100	212,520
Marsh & McLennan Companies, Inc.	8,600	252,496
MBIA, Inc.	2,100	126,273
MetLife, Inc.	11,900	575,603
Prudential Financial, Inc.	7,700	583,737
Safeco Corp.	1,900	95,399
The Allstate Corp.	10,100	526,311
The Chubb Corp.	3,100	295,864
The Hartford Financial Services Group, Inc.	4,700	378,585
The Progressive Corp.	3,100	323,206
The St. Paul Travelers Companies, Inc.	10,859	453,797
Torchmark Corp.	1,600	91,360
UnumProvident Corp.	4,700	96,256
XL Capital Ltd. Class A	2,700	173,097
		8,401,162
Real Estate - 0.8%
Apartment Investment & Management Co. Class A	1,500	70,350
Archstone-Smith Trust	3,300	160,941
Equity Office Properties Trust	6,400	214,912
Equity Residential	4,500	210,555
Plum Creek Timber Co. Inc.	2,900	107,097
ProLogis	3,800	203,300
Public Storage, Inc.	1,300	105,599
Simon Property Group, Inc.	2,900	244,006
Vornado Realty Trust	1,900	182,400
		1,499,160
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	9,398	344,907
Fannie Mae	15,100	776,140
Freddie Mac	10,800	658,800
Golden West Financial Corp.	4,000	271,600
MGIC Investment Corp.	1,400	93,282
Sovereign Bancorp, Inc.	5,600	122,696
Washington Mutual, Inc.	15,552	662,826
		2,930,251
TOTAL FINANCIALS		38,362,217

HEALTH CARE - 12.9%
Biotechnology - 1.4%
Amgen, Inc. (a)	18,306	1,331,761
Applera Corp - Applied Biosystems Group	2,900	78,706
Biogen Idec, Inc. (a)	5,345	251,750
Chiron Corp. (a)	1,700	77,877
Genzyme Corp. (a)	4,100	275,602
Gilead Sciences, Inc. (a)	7,200	447,984
MedImmune, Inc. (a)	4,000	146,320
		2,610,000
Health Care Equipment & Supplies - 2.0%
Bausch & Lomb, Inc.	800	50,960
Baxter International, Inc.	10,200	395,862
Becton, Dickinson & Co.	3,900	240,162
Biomet, Inc.	3,900	138,528
Boston Scientific Corp. (a)	9,300	214,365
C.R. Bard, Inc.	1,600	108,496
Fisher Scientific International, Inc. (a)	1,900	129,295
Guidant Corp.	5,300	413,718
Hospira, Inc. (a)	2,510	99,045
Medtronic, Inc.	18,900	959,175
Millipore Corp. (a)	800	58,448
PerkinElmer, Inc.	2,000	46,940
St. Jude Medical, Inc. (a)	5,700	233,700
Stryker Corp.	4,600	203,964
Thermo Electron Corp. (a)	2,500	92,725
Waters Corp. (a)	1,600	69,040
Zimmer Holdings, Inc. (a)	3,870	261,612
		3,716,035
Health Care Providers & Services - 3.0%
Aetna, Inc.	8,900	437,346
AmerisourceBergen Corp.	3,300	159,291
Cardinal Health, Inc.	6,600	491,832
Caremark Rx, Inc. (a)	7,000	344,260
CIGNA Corp.	1,900	248,178
Coventry Health Care, Inc. (a)	2,500	134,950
Express Scripts, Inc. (a)	2,300	202,170
HCA, Inc.	6,400	293,056
Health Management Associates, Inc. Class A	3,800	81,966
Humana, Inc. (a)	2,600	136,890
IMS Health, Inc.	3,100	79,887
Laboratory Corp. Of America Holdings (a)	2,000	116,960
Manor Care, Inc.	1,200	53,220
McKesson Corp.	4,800	250,224
Medco Health Solutions, Inc. (a)	4,788	273,969
Patterson Cos., Inc. (a)	2,200	77,440
Quest Diagnostics, Inc.	2,500	128,250
Tenet Healthcare Corp. (a)	7,350	54,243
UnitedHealth Group, Inc.	21,200	1,184,232
WellPoint, Inc. (a)	10,300	797,529
		5,545,893
Pharmaceuticals - 6.5%
Abbott Laboratories	24,100	1,023,527
Allergan, Inc.	2,400	260,400
Barr Pharmaceuticals, Inc. (a)	1,700	107,066
Bristol-Myers Squibb Co.	30,700	755,527
Eli Lilly & Co.	17,700	978,810
Forest Laboratories, Inc. Class A (a)	5,100	227,613
Johnson & Johnson	46,600	2,759,652
King Pharmaceuticals, Inc. (a)	3,800	65,550
Merck & Co., Inc.	34,200	1,204,866
Mylan Laboratories Inc.	3,400	79,560
Pfizer, Inc.	115,130	2,869,039
Schering-Plough Corp.	23,200	440,568
Watson Pharmaceuticals, Inc. (a)	1,600	45,984
Wyeth	21,000	1,018,920
		11,837,082
TOTAL HEALTH CARE		23,709,010

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.4%
General Dynamics Corp.	6,300	403,074
Goodrich Corp.	1,900	82,859
Honeywell International, Inc.	13,000	556,010
L-3 Communications Holdings, Inc.	1,900	163,001
Lockheed Martin Corp.	5,600	420,728
Northrop Grumman Corp.	5,500	375,595
Raytheon Co.	7,000	320,880
Rockwell Collins, Inc.	2,700	152,145
The Boeing Co.	12,500	974,125
United Technologies Corp.	15,900	921,723
		4,370,140
Air Freight & Logistics - 1.1%
FedEx Corp.	4,800	542,112
Ryder System, Inc.	1,000	44,780
United Parcel Service, Inc. Class B	17,100	1,357,398
		1,944,290
Airlines - 0.1%
Southwest Airlines Co.	11,100	199,689
Building Products - 0.2%
American Standard Companies, Inc.	2,800	120,008
Masco Corp.	6,500	211,185
		331,193
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc. (a)	3,400	41,616
Avery Dennison Corp.	1,700	99,416
Cendant Corp.	15,800	274,130
Cintas Corp.	2,200	93,764
Equifax, Inc.	2,000	74,480
Monster Worldwide, Inc. (a)	2,000	99,720
Pitney Bowes, Inc.	3,600	154,548
R.R. Donnelley & Sons Co.	3,400	111,248
Robert Half International, Inc.	2,700	104,247
Waste Management, Inc.	8,600	303,580
		1,356,749
Construction & Engineering - 0.1%
Fluor Corp.	1,400	120,120
Electrical Equipment - 0.5%
American Power Conversion Corp.	2,700	62,397
Cooper Industries Ltd. Class A	1,400	121,660
Emerson Electric Co.	6,400	535,232
Rockwell Automation, Inc.	2,800	201,348
		920,637
Industrial Conglomerates - 4.1%
3M Co.	11,800	893,142
General Electric Co.	163,100	5,672,618
Textron, Inc.	2,100	196,119
Tyco International Ltd.	31,500	846,720
		7,608,599
Machinery - 1.5%
Caterpillar, Inc.	10,500	754,005
Cummins, Inc.	700	73,570
Danaher Corp.	3,700	235,135
Deere & Co.	3,700	292,485
Dover Corp.	3,200	155,392
Eaton Corp.	2,300	167,831
Illinois Tool Works, Inc.	3,200	308,192
Ingersoll-Rand Co. Ltd. Class A	5,100	213,129
ITT Industries, Inc.	2,900	163,038
Navistar International Corp. (a)	1,000	27,580
PACCAR, Inc.	2,650	186,772
Pall Corp.	2,000	62,380
Parker Hannifin Corp.	1,900	153,159
		2,792,668
Road & Rail - 0.8%
Burlington Northern Santa Fe Corp.	5,800	483,314
CSX Corp.	3,400	203,320
Norfolk Southern Corp.	6,500	351,455
Union Pacific Corp.	4,100	382,735
		1,420,824
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	1,200	90,420
TOTAL INDUSTRIALS		21,155,329

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 3.1%
ADC Telecommunications Inc. (a)	1,857	47,521
Andrew Corp. (a)	2,500	30,700
Avaya, Inc. (a)	6,501	73,461
Ciena Corp. (a)	9,100	47,411
Cisco Systems, Inc. (a)	96,300	2,086,821
Comverse Technology, Inc. (a)	3,200	75,296
Corning, Inc. (a)	24,200	651,222
JDS Uniphase Corp. (a)	26,200	109,254
Lucent Technologies, Inc. (a)	70,000	213,500
Motorola, Inc.	39,100	895,781
QUALCOMM, Inc.	25,900	1,310,799
Tellabs, Inc. (a)	7,000	111,300
		5,653,066
Computers & Peripherals - 3.6%
Apple Computer, Inc. (a)	13,300	834,176
Dell, Inc. (a)	36,800	1,095,168
EMC Corp. (a)	37,200	507,036
Gateway, Inc. (a)	4,100	8,979
Hewlett-Packard Co.	44,300	1,457,470
International Business Machines Corp.	24,500	2,020,515
Lexmark International, Inc. Class A (a)	1,700	77,146
NCR Corp. (a)	2,800	117,012
Network Appliance, Inc. (a)	5,900	212,577
QLogic Corp. (a)	2,500	48,375
Sun Microsystems, Inc. (a)	54,100	277,533
		6,655,987
Electronic Equipment & Instruments - 0.4%
Agilent Technologies, Inc. (a)	6,700	251,585
Jabil Circuit, Inc. (a)	2,700	115,722
Molex, Inc.	2,200	73,040
Sanmina-SCI Corporation (a)	8,300	34,030
Solectron Corp. (a)	14,300	57,200
Symbol Technologies, Inc.	4,000	42,320
Tektronix, Inc.	1,300	46,423
		620,320
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	2,000	780,000
VeriSign, Inc. (a)	3,800	91,162
Yahoo!, Inc. (a)	19,700	635,522
		1,506,684
IT Services - 1.1%
Affiliated Computer Services, Inc. Class A (a)	1,800	107,388
Automatic Data Processing, Inc.	9,100	415,688
Computer Sciences Corp. (a)	2,900	161,095
Convergys Corp. (a)	2,200	40,062
Electronic Data Systems Corp.	8,000	214,640
First Data Corp.	12,047	564,040
Fiserv, Inc. (a)	2,900	123,395
Paychex, Inc.	5,200	216,632
Sabre Holdings Corp.	2,100	49,413
Unisys Corp. (a)	5,300	36,517
		1,928,870
Office Electronics - 0.1%
Xerox Corp. (a)	14,600	221,920
Semiconductor & Semiconductor Equipment - 2.9%
Advanced Micro Devices, Inc. (a)	7,500	248,700
Altera Corp. (a)	5,600	115,584
Analog Devices, Inc.	5,700	218,253
Applied Materials, Inc.	24,800	434,248
Applied Micro Circuits Corp. (a)	4,600	18,722
Broadcom Corp. Class A (a)	6,850	295,646
Freescale Semiconductor, Inc. Class B (a)	6,417	178,200
Intel Corp.	92,100	1,782,135
KLA-Tencor Corp.	3,100	149,916
Linear Technology Corp.	4,800	168,384
LSI Logic Corp. (a)	6,100	70,516
Maxim Integrated Products, Inc.	5,000	185,750
Micron Technology, Inc. (a)	9,700	142,784
National Semiconductor Corp.	5,300	147,552
Novellus Systems, Inc. (a)	2,100	50,400
NVIDIA Corp. (a)	2,700	154,602
PMC - Sierra, Inc. (a)	2,900	35,641
Teradyne, Inc. (a)	3,100	48,081
Texas Instruments, Inc.	25,000	811,750
Xilinx, Inc.	5,400	137,484
		5,394,348
Software - 3.4%
Adobe Systems, Inc.	9,400	328,248
Autodesk, Inc. (a)	3,600	138,672
BMC Software, Inc. (a)	3,300	71,478
CA Inc.	7,100	193,191
Citrix Systems, Inc. (a)	2,800	106,120
Compuware Corp. (a)	6,000	46,980
Electronic Arts, Inc. (a)	4,800	262,656
Intuit, Inc. (a)	2,800	148,932
Microsoft Corp.	139,100	3,784,911
Novell, Inc. (a)	6,100	46,848
Oracle Corp. (a)	59,000	807,710
Parametric Technology Corp. (a)	1,760	28,741
Symantec Corp. (a)	16,294	274,228
		6,238,715
TOTAL INFORMATION TECHNOLOGY		28,219,910

MATERIALS - 3.1%
Chemicals - 1.5%
Air Products and Chemicals, Inc.	3,500	235,165
Ashland Inc.	1,100	78,188
E.I. du Pont de Nemours & Co.	14,400	607,824
Eastman Chemical Co.	1,300	66,534
Ecolab, Inc.	2,900	110,780
Engelhard Corp.	1,900	75,259
Hercules, Inc. (a)	1,800	24,840
International Flavors & Fragrances, Inc.	1,200	41,184
Monsanto Co.	4,243	359,594
PPG Industries, Inc.	2,600	164,710
Praxair, Inc.	5,100	281,265
Rohm & Haas Co.	2,300	112,401
Sigma-Aldrich Corp.	1,000	65,790
The Dow Chemical Co.	15,100	613,060
Tronox, Inc. Class B (a)	363	6,166
		2,842,760
Construction Materials - 0.1%
Vulcan Materials Co.	1,600	138,640
Containers & Packaging - 0.2%
Ball Corp.	1,600	70,128
Bemis Co., Inc	1,700	53,686
Pactiv Corp. (a)	2,200	53,988
Sealed Air Corp.	1,300	75,231
Temple-Inland, Inc.	1,700	75,735
		328,768
Metals & Mining - 0.9%
Alcoa, Inc.	13,600	415,616
Allegheny Technologies, Inc.	1,400	85,652
Freeport-McMoRan Copper & Gold, Inc. Class B	2,900	173,333
Newmont Mining Corp.	7,000	363,230
Nucor Corp.	2,400	251,496
Phelps Dodge Corp.	3,200	257,696
United States Steel Corp.	1,700	103,156
		1,650,179
Paper & Forest Products - 0.4%
International Paper Co.	7,700	266,189
Louisiana-Pacific Corp.	1,700	46,240
MeadWestvaco Corp.	2,800	76,468
Weyerhaeuser Co.	3,800	275,234
		664,131
TOTAL MATERIALS		5,624,478

TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 2.4%
AT&T Inc.	60,761	1,642,977
BellSouth Corp.	28,100	973,665
CenturyTel, Inc.	2,100	82,152
Citizens Communications Co.	5,100	67,677
Qwest Communications International, Inc. (a)	24,300	165,240
Verizon Communications, Inc.	45,800	1,559,948
		4,491,659
Wireless Telecommunication Services - 0.9%
ALLTEL Corp.	6,100	394,975
Sprint Nextel Corp.	46,432	1,199,803
		1,594,778
TOTAL TELECOMMUNICATION SERVICES		6,086,437

UTILITIES - 3.2%
Electric Utilities - 1.5%
Allegheny Energy, Inc. (a)	2,600	88,010
American Electric Power Co., Inc.	6,200	210,924
Cinergy Corp.	3,100	140,771
Edison International	5,100	210,018
Entergy Corp.	3,300	227,502
Exelon Corp.	10,400	550,160
FirstEnergy Corp.	5,200	254,280
FPL Group, Inc.	6,300	252,882
Pinnacle West Capital Corp.	1,600	62,560
PPL Corp.	6,000	176,400
Progress Energy, Inc.	3,900	171,522
The Southern Co.	11,600	380,132
		2,725,161
Gas Utilities - 0.0%
Nicor, Inc.	700	27,692
Peoples Energy Corp.	600	21,384
		49,076
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.	2,800	153,188
Duke Energy Corp.	14,500	422,675
Dynegy, Inc. Class A (a)	4,700	22,560
The AES Corp. (a)	10,300	175,718
TXU Corp.	7,200	322,272
		1,096,413
Multi-Utilities - 1.1%
Ameren Corp.	3,200	159,424
CenterPoint Energy, Inc.	4,800	57,264
CMS Energy Corp. (a)	3,500	45,325
Consolidated Edison, Inc.	3,800	165,300
Dominion Resources Inc.	5,400	372,762
DTE Energy Co.	2,800	112,252
KeySpan Corp.	2,700	110,349
NiSource, Inc.	4,300	86,946
PG&E Corp.	5,400	210,060
Public Service Enterprise Group, Inc.	3,900	249,756
Sempra Energy	4,000	185,840
TECO Energy, Inc.	3,300	53,196
Xcel Energy, Inc.	6,300	114,345
		1,922,819
TOTAL UTILITIES		5,793,469
TOTAL COMMON STOCKS (Cost $166,013,835)		$183,219,038

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 0.1%
SPDR Trust Series 1	1,425	$185,008
TOTAL EXCHANGE TRADED FUNDS (Cost $186,155)		$185,008

Total Investments (Cost $166,199,990) (b) - 99.9%		$183,404,046
Other Assets in Excess of Liabilities - 0.1%		241,914
TOTAL NET ASSETS - 100.0%		$183,645,960

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Blue Chip Portfolio
March 31, 2006 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 95.8%
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.1%
The Goodyear Tire & Rubber Co. (a)	22,200	$321,456
Hotels, Restaurants & Leisure - 2.6%
McDonald's Corp.	22,700	779,972
Tim Hortons, Inc. (a)	100	2,655
		782,627
Leisure Equipment & Products - 1.5%
Mattel, Inc.	24,200	438,746
Media - 4.1%
CBS Corp. Class B	8,900	213,422
Gannett Co., Inc.	13,200	790,944
News Corp. Class A	13,200	219,252
		1,223,618
Multiline Retail - 0.4%
Dollar General Corp.	7,800	137,826
Specialty Retail - 1.8%
The Gap Inc.	17,000	317,560
The Home Depot, Inc.	5,100	215,730
		533,290
Textiles, Apparel & Luxury Goods - 0.9%
Jones Apparel Group, Inc.	7,800	275,886
TOTAL CONSUMER DISCRETIONARY		3,713,449

CONSUMER STAPLES - 6.6%
Beverages - 1.0%
The Coca-Cola Co.	7,200	301,464
Food & Staples Retailing - 2.1%
Safeway, Inc.	13,100	329,072
SUPERVALU, Inc.	9,800	302,036
		631,108
Food Products - 1.6%
Smithfield Foods, Inc. (a)	16,400	481,176
Tobacco - 1.9%
Altria Group, Inc.	7,900	559,794
TOTAL CONSUMER STAPLES		1,973,542

ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Apache Corp.	7,800	510,978
BP PLC - ADR	4,500	310,230
Chevron Corp.	10,600	614,482
Exxon Mobil Corp.	13,512	822,340
Total SA - ADR	3,600	474,228
TOTAL ENERGY		2,732,258

FINANCIALS - 32.5%
Capital Markets - 4.7%
Merrill Lynch & Co., Inc.	8,200	645,832
Morgan Stanley	12,300	772,686
		1,418,518
Commercial Banks - 7.7%
Bank of America Corp.	15,465	704,276
Wachovia Corp.	13,200	739,860
Wells Fargo & Co.	13,500	862,245
		2,306,381
Diversified Financial Services - 2.8%
Citigroup, Inc.	17,433	823,361
Insurance - 12.0%
ACE Ltd.	10,900	566,909
AFLAC, Inc.	6,400	288,832
American International Group, Inc.	11,500	760,035
MBIA, Inc.	12,800	769,664
Nationwide Financial Services, Inc.	5,400	232,308
The Allstate Corp.	15,800	823,338
XL Capital Ltd. Class A	2,200	141,042
		3,582,128
Thrifts & Mortgage Finance - 5.3%
Fannie Mae	6,800	349,520
Freddie Mac	20,300	1,238,300
		1,587,820
TOTAL FINANCIALS		9,718,208

HEALTH CARE - 7.6%
Biotechnology - 0.5%
Amgen, Inc. (a)	2,000	145,500
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	13,300	306,565
Health Care Providers & Services - 0.8%
AmerisourceBergen Corp.	5,000	241,350
Pharmaceuticals - 5.3%
Forest Laboratories, Inc. Class A (a)	8,200	365,966
Johnson & Johnson	6,400	379,008
Pfizer, Inc.	14,633	364,654
Shire Pharmaceuticals plc - ADR	3,000	139,470
Wyeth	6,700	325,084
		1,574,182
TOTAL HEALTH CARE		2,267,597

INDUSTRIALS - 7.9%
Aerospace & Defense - 3.4%
Northrop Grumman Corp.	8,556	584,289
United Technologies Corp.	7,200	417,384
		1,001,673
Commercial Services & Supplies - 0.6%
Waste Management, Inc.	5,400	190,620
Machinery - 3.9%
Deere & Co.	5,000	395,250
Eaton Corp.	8,500	620,245
Illinois Tool Works, Inc.	1,500	144,465
		1,159,960
TOTAL INDUSTRIALS		2,352,253

INFORMATION TECHNOLOGY - 7.6%
Communications Equipment - 1.4%
Nokia Corp. - ADR	20,300	420,616
Computers & Peripherals - 3.1%
EMC Corp. (a)	16,600	226,258
Hewlett-Packard Co.	7,700	253,330
International Business Machines Corp.	3,400	280,398
Lexmark International, Inc. Class A (a)	3,300	149,754
		909,740
Office Electronics - 1.5%
Xerox Corp. (a)	30,300	460,560
Semiconductor & Semiconductor Equipment - 1.6%
Intel Corp.	25,300	489,555
TOTAL INFORMATION TECHNOLOGY		2,280,471

MATERIALS - 4.0%
Chemicals - 1.0%
PPG Industries, Inc.	4,700	297,745
Metals & Mining - 3.0%
BHP Billiton Ltd. - ADR	6,000	239,100
Newmont Mining Corp.	3,000	155,670
United States Steel Corp.	8,100	491,508
		886,278
TOTAL MATERIALS		1,184,023

TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 4.0%
AT&T Inc.	22,000	594,880
Verizon Communications, Inc.	17,430	593,666
		1,188,546
Wireless Telecommunication Services - 2.2%
ALLTEL Corp.	6,300	407,925
Sprint Nextel Corp.	9,900	255,816
		663,741
TOTAL TELECOMMUNICATION SERVICES		1,852,287

UTILITIES - 1.9%
Electric Utilities - 1.9%
Entergy Corp.	4,300	296,442
Exelon Corp.	5,300	280,370
TOTAL UTILITIES		576,812
TOTAL COMMON STOCKS (Cost $25,792,478)		$28,650,900

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 4.3%
U.S. Bank 3.75% 04/03/2006	$1,281,000	$1,281,000
Repurchase price: $1,281,400
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.95% 05/15/2033
Fair Value: $626,720
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $679,896
TOTAL REPURCHASE AGREEMENTS (Cost $1,281,000)		$1,281,000

Total Investments (Cost $27,073,478) (b) - 100.1%		$29,931,900
Liabilities in Excess of Other Assets - (0.1)%		(36,833)
TOTAL NET ASSETS - 100.0%		$29,895,067

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
High Income Bond Portfolio
March 31, 2006 (Unaudited)
	Face	Fair
	Amount	Value
CORPORATE BONDS - 94.3%
CONSUMER DISCRETIONARY - 30.0%
Auto Components - 2.1%
Advanced Accessory Systems, LLC/AAS Capital Corp.
10.75%, 06/15/2011	$100,000	$78,000
Collins & Aikman Floorcoverings, Inc.
9.75%, 02/15/2010	100,000	95,000
Cooper-Standard Automotive Inc.
8.38%, 12/15/2014	225,000	176,625
Stanadyne Holdings, Inc.
0.00% to 08/15/2009 then 12.00% 02/15/2015	125,000	65,937
Stanadyne Corp.
10.00%, 08/15/2014	125,000	120,312
Stoneridge, Inc.
11.50%, 05/01/2012	175,000	159,250
Tenneco Automotive, Inc.
8.625% 11/15/2014	150,000	150,750
TRW Automotive Inc.
9.38%, 02/15/2013	100,000	108,625
11.00%, 02/15/2013	123,000	138,068
United Components, Inc.
9.38%, 06/15/2013	150,000	145,500
		1,238,067
Automobiles - 1.1%
Ford Motor Co.
7.45%, 07/16/2031	550,000	411,125
General Motors Corp.
7.13%, 07/15/2013	125,000	93,750
8.38%, 07/15/2033	225,000	165,937
		670,812
Diversified Consumer Services - 0.6%
Knowledge Learning Corp.
7.75%, 02/01/2015 (c)	350,000	335,125
Hotels, Restaurants & Leisure - 8.7%
155 East Tropicana, LLC/ 155 East Tropicana Finance Corp.
8.75%, 04/01/2012	200,000	198,500
Boyd Gaming Corp.
8.75%, 04/15/2012	100,000	107,250
7.75%, 12/15/2012	50,000	52,625
7.13%, 02/01/2016	125,000	127,344
Caesars Entertainment, Inc.
7.88%, 03/15/2010	150,000	160,125
8.13%, 05/15/2011	100,000	109,250
Dave & Busters, Inc.
11.25%, 03/15/2014 (c)	100,000	101,750
Domino's, Inc.
8.25%, 07/01/2011	55,000	56,650
EPL Finance Corp.
11.75%, 11/15/2013 (c)	125,000	128,750
Galaxy Entertainment Finance Co. Ltd.
9.88%, 12/15/2012 (c)	200,000	209,250
Gaylord Entertainment Co.
8.00%, 11/15/2013	75,000	78,562
6.75%, 11/15/2014	175,000	171,500
Herbst Gaming, Inc.
7.00%, 11/15/2014	150,000	150,375
Intrawest Corp.
7.50%, 10/15/2013	175,000	178,281
Kerzner International Ltd./Kerzner International North America, Inc.
6.75%, 10/01/2015	250,000	264,375
Landry's Restaurants, Inc.
7.50%, 12/15/2014	200,000	194,000
Mandalay Resort Group
10.25%, 08/01/2007	175,000	185,063
9.38%, 02/15/2010	65,000	70,850
MGM Mirage Inc.
9.75%, 06/01/2007	150,000	156,937
6.00%, 10/01/2009	25,000	24,750
8.50%, 09/15/2010	75,000	80,625
8.38%, 02/01/2011	100,000	106,000
5.88%, 02/27/2014	150,000	142,125
6.63%, 07/15/2015	150,000	148,313
Mohegan Tribal Gaming Authority
6.38%, 07/15/2009	50,000	50,000
8.00%, 04/01/2012	50,000	52,625
MTR Gaming Group, Inc.
9.75%, 04/01/2010	100,000	106,875
Penn National Gaming Inc.
6.75%, 03/01/2015	225,000	226,125
Royal Caribbean Cruises Ltd.
8.00%, 05/15/2010	75,000	80,576
San Pasqual Casino Development Group
8.00%, 09/15/2013 (c)	125,000	126,875
Starwood Hotels & Resorts Worldwide, Inc.
7.38%, 05/01/2007	150,000	153,375
7.88%, 05/01/2012	75,000	81,938
Station Casinos, Inc.
6.00%, 04/01/2012	125,000	123,906
6.50%, 02/01/2014	100,000	99,375
The Majestic Star Casino LLC
9.50%, 10/15/2010	25,000	26,625
9.75%, 01/15/2011 (c)	75,000	76,125
Tunica-Biloxi Gaming Authority
9.00%, 11/15/2015 (c)	150,000	156,750
Universal City Development Partners, Ltd./UCDP Finance, Inc.
11.75%, 04/01/2010	200,000	221,500
Universal City Florida Holding Co. I
9.43%, 05/01/2010 (e)	50,000	51,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.63%, 12/01/2014	225,000	219,656
		5,056,576
Household Durables - 1.3%
Ames True Temper, Inc.
10.00%, 07/15/2012	150,000	126,000
Da-lite Screen Co, Inc.
9.50%, 05/15/2011	150,000	161,250
Norcraft Companies L.P.
9.00%, 11/01/2011	75,000	78,375
Norcraft Holdings L.P./Norcraft Capital Capital Corp.
0.00% to 09/01/2008 then 9.75% 09/01/2012	225,000	178,875
Sealy Mattress Co.
8.25%, 06/15/2014	100,000	105,000
Tempur-Pedic, Inc/Tempur Production USA, Inc.
10.25%, 08/15/2010	83,000	89,329
		738,829
Leisure Equipment & Products - 2.0%
Jostens Holding Corp.
0.00% to 12/01/2008 then 10.25% 12/01/2013	375,000	288,750
Jostens IH Corp.
7.63%, 10/01/2012	225,000	223,313
Steinway Musical Instruments, Inc.
7.00%, 03/01/2014 (c)	150,000	150,750
True Temper Sports, Inc.
8.38%, 09/15/2011	275,000	253,000
Visant Holding Corp.
8.75%, 12/01/2013 (c)	250,000	240,000
		1,155,813
Media - 12.1%
AAC Group Holding Corp.
0.00% to 10/01/2008 then 10.25% 10/01/2012	225,000	175,500
Advanstar Communications Inc.
12.00%, 02/15/2011	150,000	159,000
Advanstar, Inc. Series B
15.00%, 10/15/2011	100,000	105,250
Affinity Group, Inc.
9.00%, 02/15/2012	75,000	75,750
AMC Entertainment Inc.
9.88%, 02/01/2012	200,000	198,000
American Achievement Corp.
8.25%, 04/01/2012	100,000	102,500
CBD Media Holdings LLC/CBD Holdings Finance, Inc.
9.25%, 07/15/2012	200,000	204,750
CBD Media, Inc./CBD Finance Inc.
8.63%, 06/01/2011	75,000	76,406
CCH I LLC / CCH I Holdings LLC
9.92%, 04/01/2014	99,000	50,490
11.00%, 10/01/2015	78,000	65,227
Charter Communications Holdings II LLC
10.25%, 09/15/2010	275,000	271,562
Cinemark USA, Inc.
9.00%, 02/01/2013	50,000	53,375
Cinemark, Inc.
0.00% to 03/15/2009 then 9.75% 03/15/2014	275,000	211,750
CSC Holdings, Inc.
7.25%, 07/15/2008	150,000	152,250
8.13%, 07/15/2009	100,000	103,875
7.25%, 04/15/2012 (c)	50,000	49,125
Dex Media East LLC/Dex Media East Finance Co.
12.13%, 11/15/2012	130,000	149,175
Dex Media West LLC/Dex Media Finance Co.
9.88%, 08/15/2013	297,000	330,041
Dex Media, Inc.
0.00% to 11/15/2008 then 9.00% 11/15/2013	275,000	233,750
DirecTV Holdings LLC/DirecTV Finance Co., Inc.
8.38%, 03/15/2013	146,000	156,585
6.38%, 06/15/2015	200,000	198,500
EchoStar DBS Corp.
5.75%, 10/01/2008	200,000	199,000
6.63%, 10/01/2014	50,000	48,563
Houghton Mifflin Co.
0.00% to 10/15/2008 then 11.50% 10/15/2013	225,000	192,938
Iesy Repository GmbH
10.38%, 02/15/2015 (c)	325,000	325,000
Intelsat Subsidiary Holding Company, Ltd/Intelsat, Ltd.
0.00% to 02/01/2010 then 9.25% 02/01/2015 (c)	350,000	244,125
Intelsat Subsidiary Holding Co.
9.61%, 01/15/2012	100,000	102,125
8.63%, 01/15/2015	75,000	77,813
Kabel Deutschland GmbH
10.63%, 07/01/2014 (c)	400,000	429,000
Lamar Media Corp.
7.25%, 01/01/2013	50,000	51,500
6.63%, 08/15/2015	125,000	125,000
Lin Television Corp.
6.50%, 05/15/2013	175,000	165,375
LodgeNet Entertainment Corp.
9.50%, 06/15/2013	75,000	81,375
PanAmSat Corp.
9.00%, 08/15/2014	82,000	86,715
PanAmSat Holding Corp.
0.00% to 11/01/2009 then 10.375% 11/01/2014	375,000	271,875
PRIMEDIA, Inc.
8.88%, 05/15/2011	100,000	98,000
Quebecor Media, Inc.
7.75%, 03/15/2016 (c)	100,000	103,250
R.H. Donnelley Corp.
6.88%, 01/15/2013 (c)	125,000	117,500
R.H. Donnelley Finance Corp. III
6.88%, 01/15/2013 (c)	150,000	141,000
8.88%, 01/15/2016 (c)	150,000	156,750
R.H. Donnelley Finance Inc.
10.88%, 12/15/2012	100,000	111,375
Rainbow National Services LLC
10.38%, 09/01/2014 (c)	175,000	196,875
The Reader's Digest Association, Inc.
6.50%, 03/01/2011	100,000	100,250
Videotron Ltee
6.38%, 12/15/2015	100,000	98,375
WDAC Subsidiary Corp.
8.38%, 12/01/2014 (c)	300,000	297,750
Yell Finance B.V.
0.00% to 08/01/2006 then 13.50% 08/01/2011	65,000	67,438
10.75%, 08/01/2011	33,000	35,516
		7,047,344
Multiline Retail - 0.4%
J.C. Penney Co., Inc.
9.00%, 08/01/2012	200,000	230,085
Specialty Retail - 1.3%
Affinity Group, Inc.
10.88%, 02/15/2012	192,373	185,640
FTD, Inc.
7.75%, 02/15/2014	122,000	121,695
NBC Acquisition Corp.
0.00% to 03/15/2008 then 11.00% 03/15/2013	50,000	35,750
Nebraska Book Co., Inc.
8.63%, 03/15/2012	225,000	208,125
United Auto Group, Inc.
9.63%, 03/15/2012	175,000	186,156
		737,366
Textiles, Apparel & Luxury Goods - 0.4%
Phillips-Van Heusen Corp.
7.25%, 02/15/2011	100,000	102,500
8.13%, 05/01/2013	50,000	53,250
The Warnaco Group, Inc.
8.88%, 06/15/2013	100,000	106,750
		262,500
TOTAL CONSUMER DISCRETIONARY		17,472,517

CONSUMER STAPLES - 7.1%
Beverages - 0.4%
Constellation Brands, Inc.
8.00%, 02/15/2008	75,000	78,000
Cott Beverages, Inc.
8.00%, 12/15/2011	150,000	154,125
		232,125
Food & Staples Retailing - 0.7%
Couche-Tard U.S. L.P./Couche-Tard Finance Corp.
7.50%, 12/15/2013	225,000	231,750
GNC Corp.
8.50%, 12/01/2010	175,000	166,687
		398,437
Food Products - 4.3%
American Seafoods Group LLC/American Seafoods, Inc.
10.13%, 04/15/2010	125,000	131,329
ASG Consolidated LLC/ASG Finance Inc.
0.00% to 11/01/2008 then 11.50% 11/01/2011	300,000	247,500
B&G Foods Holding Corp.
8.00%, 10/01/2011	225,000	234,562
Birds Eye Foods, Inc.
11.88%, 11/01/2008	24,000	24,600
Del Monte Corp.
6.75%, 02/15/2015	350,000	343,000
Doane Pet Care Co.
10.63%, 11/15/2015	225,000	239,625
Eagle Family Foods, Inc.
8.75%, 01/15/2008	75,000	54,750
Eurofresh, Inc.
11.50%, 01/15/2013 (c)	200,000	202,000
Michael Foods, Inc.
8.00%, 11/15/2013	225,000	230,344
Pierre Foods, Inc.
9.88%, 07/15/2012	200,000	206,500
Pilgrim's Pride Corp.
9.25%, 11/15/2013	75,000	75,937
Reddy Ice Holdings, Inc.
0.00% to 11/01/2008 then 10.50% 11/01/2012	225,000	182,250
Smithfield Foods, Inc.
8.00%, 10/15/2009	175,000	183,313
7.75%, 05/15/2013	125,000	129,375
		2,485,085
Household Products - 1.1%
Church & Dwight Co., Inc./Church & Dwight Co.
6.00%, 12/15/2012	150,000	148,313
Jarden Corp.
9.75%, 05/01/2012	175,000	181,562
Rayovac Corp.
8.50%, 10/01/2013	100,000	93,000
Spectrum Brands, Inc.
7.38%, 02/01/2015	258,000	225,750
		648,625
Personal Products - 0.6%
Playtex Products, Inc.
9.38%, 06/01/2011	250,000	262,500
WH Holdings Ltd./WH Capital Corp.
9.50%, 04/01/2011	95,000	103,075
		365,575
TOTAL CONSUMER STAPLES		4,129,847

ENERGY - 7.0%
Energy Equipment & Services - 0.3%
Grant Prideco, Inc.
6.13%, 08/15/2015	50,000	49,000
Petroleum Helicopters, Inc.
9.38%, 05/01/2009	100,000	105,375
		154,375
Oil, Gas & Consumable Fuels - 6.7%
AmeriGas Partners L.P.
7.25%, 05/20/2015	150,000	150,750
7.13%, 05/20/2016	125,000	125,000
ANR Pipeline Co.
8.88%, 03/15/2010	50,000	53,437
Atlas Pipeline Partners, LP
8.13%, 12/15/2015 (c)	75,000	78,563
Chesapeake Energy Corp.
6.88%, 11/15/2020 (c)	350,000	354,375
El Paso Production Holding Co.
7.75%, 06/01/2013	100,000	104,125
El Paso Corp.
6.75%, 05/15/2009	100,000	100,250
7.80%, 08/01/2031	225,000	227,250
Holly Energy Partners L.P.
6.25%, 03/01/2015	250,000	237,500
Inergy L.P./Inergy Finance Corp.
6.88%, 12/15/2014	200,000	191,000
Pacific Energy Partners L.P./Pacific Energy Finance Corp.
7.13%, 06/15/2014	100,000	102,250
6.25%, 09/15/2015	100,000	98,000
Pogo Producing Co.
6.63%, 03/15/2015	125,000	123,750
6.88%, 10/01/2017	50,000	49,625
Range Resources Corp.
7.38%, 07/15/2013	125,000	130,000
6.38%, 03/15/2015	100,000	99,000
SemGroup L.P.
8.75%, 11/15/2015 (c)	125,000	128,125
Swift Energy Co.
9.38%, 05/01/2012	125,000	134,063
Tennessee Gas Pipeline Co.
8.38%, 06/15/2032	560,000	641,801
Transcontinental Gas Pipe Line Corp.
8.88%, 07/15/2012	50,000	57,250
Williams Cos., Inc.
7.63%, 07/15/2019	450,000	481,500
7.88%, 09/01/2021	250,000	270,000
		3,937,614
TOTAL ENERGY		4,091,989

FINANCIALS - 8.1%
Consumer Finance - 2.4%
Ford Motor Credit Co.
7.25%, 10/25/2011	625,000	570,149
General Motors Acceptance Corp.
6.88%, 09/15/2011	400,000	373,243
8.00%, 11/01/2031	450,000	426,409
		1,369,801
Diversified Financial Services - 3.7%
Dow Jones CDX High Yield Pass through Certificates Series 2004-T3
8.00%, 06/29/2010 (c)	450,000	460,687
Dow Jones CDX High Yield Pass through Certificates Series 2005-T3
8.25%, 12/29/2010 (c)	1,000,000	1,008,750
Global Cash Access LLC
8.75%, 03/15/2012	81,000	87,379
Targeted Return Index Securities (High Yield TRAINS)
7.56%, 06/15/2015 (c)	597,561	605,253
		2,162,069
Real Estate - 2.0%
American Real Estate Partners, L.P./American Real Estate Finance Corp.
7.13%, 02/15/2013	250,000	247,500
CB Richard Ellis Services Inc.
9.75%, 05/15/2010	49,000	53,287
HMH Properties Inc.
7.88%, 08/01/2008	17,000	17,212
Host Marriott L.P.
7.13%, 11/01/2013	200,000	204,500
6.38%, 03/15/2015	50,000	49,438
6.75%, 06/01/2016 (c)	100,000	100,375
HRP Myrtle Beach Operations LLC
9.87%, 04/01/2012 (c) (e)	150,000	151,687
Ventas Realty L.P.
6.63%, 10/15/2014	100,000	100,500
7.13%, 06/01/2015	175,000	180,688
6.50%, 06/01/2016 (c)	75,000	75,000
		1,180,187
TOTAL FINANCIALS		4,712,057

HEALTH CARE - 6.5%
Health Care Equipment & Supplies - 1.8%
Accellent, Inc.
10.50%, 12/01/2013	150,000	160,875
Angiotech Pharmaceuticals, Inc.
7.75%, 04/01/2014 (c)	75,000	76,125
Bio-Rad Laboratories, Inc.
6.13%, 12/15/2014	100,000	96,500
CDRV Investors, Inc.
0.00% to 01/01/2010 then 9.625% 01/01/2015	375,000	256,875
Fisher Scientific International, Inc.
6.13%, 07/01/2015	375,000	367,969
Sybron Dental Specialties, Inc.
8.13%, 06/15/2012	75,000	79,500
		1,037,844
Health Care Providers & Services - 4.6%
AmeriPath, Inc.
10.50%, 04/01/2013	275,000	291,500
AMR HoldCo, Inc./EmCare Holdco, Inc.
10.00%, 02/15/2015	125,000	134,062
Concentra Operating Corp.
9.50%, 08/15/2010	100,000	105,500
CRC Health Corp.
10.75%, 02/01/2016 (c)	175,000	181,125
HCA Inc.
8.75%, 09/01/2010	175,000	190,691
6.75%, 07/15/2013	400,000	400,540
6.38%, 01/15/2015	150,000	146,741
7.50%, 11/06/2033	125,000	123,021
National Mentor, Inc.
9.63%, 12/01/2012	150,000	170,250
Omnicare, Inc.
6.88%, 12/15/2015	125,000	125,312
Psychiatric Solutions, Inc.
7.75%, 07/15/2015	175,000	178,937
Tenet Healthcare Corp.
9.88%, 07/01/2014	50,000	50,875
9.50%, 02/01/2015 (c)	75,000	75,375
Vanguard Health Holdings Co.
9.00%, 10/01/2014	175,000	179,813
VWR International, Inc.
8.00%, 04/15/2014	325,000	325,813
		2,679,555
Pharmaceuticals - 0.1%
Leiner Health Products Inc.
11.00%, 06/01/2012	75,000	73,969
TOTAL HEALTH CARE		3,791,368

INDUSTRIALS - 11.2%
Aerospace & Defense - 2.5%
Alliant Techsystems, Inc.
6.75%, 04/01/2016	300,000	304,500
Argo-Tech Corp.
9.25%, 06/01/2011	75,000	79,500
DRS Technologies, Inc.
6.63%, 02/01/2016	200,000	200,000
Hawk Corp.
8.75%, 11/01/2014	100,000	100,750
K & F Acquisition, Inc.
7.75%, 11/15/2014	125,000	127,187
L-3 Communications Corp.
6.13%, 01/15/2014	225,000	219,938
6.38%, 10/15/2015	225,000	222,750
TransDigm, Inc.
8.38%, 07/15/2011	200,000	210,000
		1,464,625
Building Products - 2.0%
Brand Services, Inc.
12.00%, 10/15/2012	200,000	215,000
Covalence Specialty Materials Corp.
10.25%, 03/01/2016 (c)	225,000	237,375
Goodman Global Holdings, Inc.
7.49%, 06/15/2012 (e)	50,000	51,125
7.88%, 12/15/2012	200,000	198,500
Neenah Corp.
11.00%, 09/30/2010 (c)	100,000	111,500
13.00%, 09/30/2013 (c)	62,056	63,142
Nortek, Inc.
8.50%, 09/01/2014	50,000	51,125
NTK Holdings, Inc.
0.00% to 09/01/2009 then 10.75% 03/01/2014	125,000	91,875
Panolam Industries International, Inc.
10.75%, 10/01/2013 (c)	150,000	146,250
		1,165,892
Commercial Services & Supplies - 2.3%
Allied Waste North America Inc.
8.88%, 04/01/2008	275,000	290,125
Clean Harbors, Inc.
11.25%, 07/15/2012	65,000	73,450
Danka Business Systems PLC
11.00%, 06/15/2010	50,000	41,125
Hydrochem Industrial Services, Inc.
9.25%, 02/15/2013 (c)	100,000	99,750
Insurance Auto Auctions, Inc.
11.00%, 04/01/2013	225,000	237,937
NationsRent Companies Inc.
9.50%, 10/15/2010	100,000	109,250
Norcross Safety Products LLC/Norcross Capital Corp.
9.88%, 08/15/2011	100,000	104,250
Safety Products Holdings, Inc.
11.75%, 01/01/2012	163,321	169,446
SGS International, Inc.
12.00%, 12/15/2013 (c)	150,000	154,875
The Brickman Group, Ltd.
11.75%, 12/15/2009	75,000	81,844
		1,362,052
Electrical Equipment - 1.3%
ALH Finance LLC/ALH Finance Corp.
8.50%, 01/15/2013	275,000	270,875
Coleman Cable, Inc.
9.88%, 10/01/2012	75,000	67,875
ERICO International Corp.
8.88%, 03/01/2012	125,000	129,375
Sensus Metering Systems Inc.
8.63%, 12/15/2013	125,000	121,875
Superior Essex Communications
9.00%, 04/15/2012	175,000	176,750
		766,750
Industrial Conglomerates - 0.3%
Tyco International Group S.A.
5.80%, 08/01/2006	150,000	150,189
Machinery - 0.8%
Amsted Industries, Inc.
10.25%, 10/15/2011 (c)	50,000	55,375
Case New Holland Inc.
9.25%, 08/01/2011	175,000	187,687
Rexnord Corp.
10.13%, 12/15/2012	100,000	110,250
Valmont Industries, Inc.
6.88%, 05/01/2014	125,000	125,313
		478,625
Marine - 0.5%
Stena AB
9.63%, 12/01/2012	250,000	273,750
Road & Rail - 0.6%
Hertz Corp.
8.88%, 01/01/2014 (c)	125,000	130,313
10.50%, 01/01/2016 (c)	225,000	245,250
		375,563
Trading Companies & Distributors - 0.9%
American Tire Distributors Holdings Inc.
10.75%, 04/01/2013	100,000	92,000
Builders FirstSource, Inc.
9.00%, 02/15/2012 (e)	125,000	128,750
Interline Brands, Inc.
11.50%, 05/15/2011	82,000	90,917
Mueller Group, Inc.
10.00%, 05/01/2012	75,000	82,500
UAP Holding Corp.
0.00% to 01/15/2008 then 10.75% 07/15/2012	125,000	112,500
		506,667
TOTAL INDUSTRIALS		6,544,113

INFORMATION TECHNOLOGY - 3.7%
Communications Equipment - 0.2%
Telex Communications, Inc.
11.50%, 10/15/2008	100,000	107,500
Computers & Peripherals - 0.4%
Seagate Technology HDD Holdings
8.00%, 05/15/2009	100,000	104,375
Smart Modular Technologies (WWH), Inc.
10.03%, 04/01/2012 (e)	114,000	122,550
		226,925
IT Services - 0.7%
SunGard Data Systems Inc.
9.13%, 08/15/2013 (c)	200,000	212,500
10.25%, 08/15/2015 (c)	200,000	211,500
		424,000
Office Electronics - 0.5%
Xerox Corp.
9.75%, 01/15/2009	175,000	192,281
7.63%, 06/15/2013	100,000	105,750
		298,031
Semiconductor & Semiconductor Equipment - 0.6%
Freescale Semiconductor, Inc.
7.13%, 07/15/2014	175,000	182,438
Magnachip Semiconductor
8.00%, 12/15/2014	150,000	141,000
		323,438
Software - 1.3%
Activant Solutions, Inc.
10.53%, 04/01/2010 (c)(e)	100,000	102,500
10.50%, 06/15/2011	125,000	139,062
Serena Software, Inc.
10.38%, 03/15/2016 (c)	75,000	78,938
SS&C Technologies, Inc.
11.75%, 12/01/2013 (c)	200,000	215,000
UGS Corp.
10.00%, 06/01/2012	200,000	221,000
		756,500
TOTAL INFORMATION TECHNOLOGY		2,136,394

MATERIALS - 10.6%
Chemicals - 5.0%
BCP Crystal US Holdings Corp.
9.63%, 06/15/2014 (c)	100,000	111,250
Crystal US Holdings 3 LLC/Crystal US Sub3 Corp.
0.00% to 10/01/2009 then 10.50% 10/01/2014	410,000	319,800
Equistar Chemicals L.P./Equistar Funding Corp.
10.13%, 09/01/2008	125,000	133,437
8.75%, 02/15/2009	100,000	104,000
Hexion U.S. Finance Corp/Hexion Nova Scotia Finance, ULC
9.00%, 07/15/2014	350,000	362,250
Huntsman International LLC
10.13%, 07/01/2009	106,000	109,180
Invista
9.25%, 05/01/2012 (c)	275,000	295,625
Koppers Inc.
9.88%, 10/15/2013	151,000	166,100
Lyondell Chemical Co.
9.63%, 05/01/2007	50,000	51,875
9.50%, 12/15/2008	59,000	61,655
Nalco Financial Holdings LLC/Nalco Finance Holdings Inc.
0.00% to 02/01/2009 then 9.00% 02/01/2014	66,000	50,160
Nalco Co.
7.75%, 11/15/2011	150,000	152,625
8.88%, 11/15/2013	175,000	182,875
Nell AF S.A.R.L.
8.38%, 08/15/2015 (c)	275,000	274,313
Polypore, Inc.
8.75%, 05/15/2012	125,000	119,375
PQ Corp.
7.50%, 02/15/2013 (c)	125,000	120,625
Union Carbide Chemical & Plastics Co, Inc.
7.88%, 04/01/2023	100,000	108,470
Union Carbide Corp.
7.50%, 06/01/2025	50,000	53,726
VeraSun Energy Corp.
9.88%, 12/15/2012 (c)	125,000	133,125
		2,910,466
Construction Materials - 0.6%
Texas Industries, Inc.
7.25%, 07/15/2013	150,000	155,250
U.S. Concrete, Inc.
8.38%, 04/01/2014	175,000	181,125
		336,375
Containers & Packaging - 3.2%
Ball Corp.
6.63%, 03/15/2018	200,000	199,500
Berry Plastics Corp.
10.75%, 07/15/2012	175,000	193,375
Crown Americas Capital Corp.
7.75%, 11/15/2015 (c)	125,000	130,312
Graham Packaging Co., L.P./GPC Capital Corp. I
8.50%, 10/15/2012	75,000	76,125
Graphic Packaging International Corp.
9.50%, 08/15/2013	250,000	235,000
Greif, Inc.
8.88%, 08/01/2012	200,000	214,000
Jefferson Smurfit Corp.
8.25%, 10/01/2012	108,000	106,515
JSG Funding PLC
9.63%, 10/01/2012	150,000	159,375
Owens-Brockway Glass Container Inc.
8.25%, 05/15/2013	150,000	157,500
6.75%, 12/01/2014	125,000	122,812
Owens-Illinois, Inc.
8.10%, 05/15/2007	125,000	127,813
Plastipak Holdings, Inc.
8.50%, 12/15/2015 (c)	75,000	76,875
Russell-Stanley Holdings, Inc.
9.00%, 11/30/2008 (Acquired 11/20/2001through 05/30/2005, Cost $17,720) (a)(b)(c)(d)	9,124	3,759
Stone Container Corp.
9.75%, 02/01/2011	75,000	77,438
		1,880,399
Metals & Mining - 0.9%
Aleris International, Inc.
10.38%, 10/15/2010	125,000	138,437
Compass Minerals International, Inc.
0.00% to 12/15/2007 then 12.75% 12/15/2012	50,000	46,750
0.00% to 06/01/2008 then 12.00% 06/01/2013	100,000	90,000
Novelis Inc.
7.75%, 02/15/2015 (c)	100,000	96,500
Ryerson Tull, Inc.
9.13%, 07/15/2006	75,000	75,938
United States Steel Corp.
9.75%, 05/15/2010	63,000	68,355
		515,980
Paper & Forest Products - 0.9%
Abitibi-Consolidated, Inc.
8.38%, 04/01/2015	150,000	147,000
Mercer International, Inc.
9.25%, 02/15/2013	150,000	134,250
NewPage Corp.
12.00%, 05/01/2013	175,000	182,875
Tembec Industries, Inc.
8.50%, 02/01/2011	125,000	73,438
		537,563
TOTAL MATERIALS		6,180,783

TELECOMMUNICATION SERVICES - 5.9%
Diversified Telecommunication Services - 3.5%
AT&T Corp.
9.75% to 05/15/2006 then 8.00% 11/15/2031	275,000	329,352
Cincinnati Bell Inc.
7.25%, 07/15/2013	50,000	51,625
7.00%, 02/15/2015	50,000	49,750
Citizens Communications Co.
9.25%, 05/15/2011	50,000	55,125
6.25%, 01/15/2013	100,000	97,750
9.00%, 08/15/2031	100,000	107,375
Inmarsat Finance II PLC
0.00% to 11/15/2008 then 10.375% 11/15/2012	50,000	42,750
Inmarsat Finance PLC
7.63%, 06/30/2012	33,000	33,990
New Skies Satellites NV
9.13%, 11/01/2012	150,000	161,625
Qwest Corp.
8.88%, 03/15/2012	875,000	982,188
Valor Telecommunications Enterprises, LLC/Valor Telecommunications Finance Corp.
7.75%, 02/15/2015	100,000	105,250
		2,016,780
Wireless Telecommunication Services - 2.4%
Centennial Communications Corp.
10.00%, 01/01/2013	125,000	130,469
10.25%, 01/01/2013 (e)	175,000	182,000
Nextel Communications, Inc.
7.38%, 08/01/2015	275,000	288,614
Rogers Wireless Inc.
8.04%, 12/15/2010 (e)	200,000	207,500
8.00%, 12/15/2012	100,000	106,625
6.38%, 03/01/2014	300,000	300,750
7.50%, 03/15/2015	50,000	53,875
US Unwired, Inc.
10.00%, 06/15/2012	100,000	112,625
		1,382,458
TOTAL TELECOMMUNICATION SERVICES		3,399,238

UTILITIES - 4.2%
Electric Utilities - 2.4%
Edison Mission Energy
7.73%, 06/15/2009	175,000	180,250
9.88%, 04/15/2011	275,000	312,125
Nevada Power Co.
6.50%, 04/15/2012	200,000	204,849
9.00%, 08/15/2013	114,000	126,127
5.88%, 01/15/2015	50,000	49,316
PSEG Energy Holdings Inc.
10.00%, 10/01/2009	325,000	361,562
Sierra Pacific Resources
6.75%, 08/15/2017 (c)	150,000	151,312
		1,385,541
Gas Utilities - 0.1%
SEMCO Energy, Inc.
7.13%, 05/15/2008	50,000	50,529
Independent Power Producers & Energy Traders - 0.2%
Mirant North America LLC
7.38%, 12/31/2013 (c)	150,000	153,750
Multi-Utilities - 1.5%
CMS Energy Corp.
7.50%, 01/15/2009	200,000	206,750
FPL Energy National Wind Portfolio
6.13%, 03/25/2019 (c)	94,190	91,759
NorthWestern Corp.
5.88%, 11/01/2014	150,000	148,495
NRG Energy, Inc.
7.25%, 02/01/2014	75,000	76,406
7.38%, 02/01/2016	175,000	179,156
Reliant Energy, Inc.
9.50%, 07/15/2013	75,000	75,469
6.75%, 12/15/2014	50,000	44,375
TECO Energy, Inc.
6.75%, 05/01/2015	50,000	51,625
		874,035
TOTAL UTILITIES		2,463,855
TOTAL CORPORATE BONDS (Cost $54,154,029)		$54,922,161

	Face	Fair
	Amount	Value
CONVERTIBLE BONDS - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Magna Entertainment Corp.
7.25%, 12/15/2009	$100,000	$98,500
TOTAL CONVERTIBLE BONDS (Cost $98,836)		$98,500

		Fair
	Shares	Value
PREFERRED STOCKS - 0.1%
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
GNC Corp. (a)	75	$69,563
TOTAL PREFERRED STOCKS (Cost $75,450)		$69,563

		Fair
COMMON STOCKS - 0.1%	Shares	Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
NTL Inc. (a)	507	$14,759
TOTAL CONSUMER DISCRETIONARY		14,759

CONSUMER STAPLES - 0.1%
Food Products - 0.1%
B&G Foods Inc.	2,685	38,717
TOTAL CONSUMER STAPLES		38,717

MATERIALS - 0.0%
Chemicals - 0.0%
General Chemical Ind. Products (Acquired 06/24/2004, Cost $19,773) (a)(b)(c)	17	5,422
TOTAL MATERIALS		5,422

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Viatel Holding Ltd. (a)	796	14
TOTAL TELECOMMUNICATION SERVICES		14
TOTAL COMMON STOCKS (Cost $265,270)		$58,912

		Fair
	Shares	Value
WARRANTS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
XM Satellite Radio, Inc.
Expiration: March 2010, Exercise Price: $45.24 (a)	50	$1,150
TOTAL CONSUMER DISCRETIONARY		1,150

INDUSTRIALS - 0.0%
Building Products - 0.0%
ACP Holdings Co.
Expiration: September 2013, Exercise Price: $0.01 (Acquired 10/09/2003, Cost $0) (a)(b)(c)	9,945	16,658
TOTAL INDUSTRIALS		16,658

MATERIALS - 0.0%
Chemicals - 0.0%
General Chemical Warrant
Expiration: June 2010, Exercise Price: $195.43 (Acquired 06/24/2004, Cost $19,907) (a)(b)(c)	10	1,235
Pliant Corp.
Expiration: June 2010, Exercise Price: $0.01 (Acquired 09/28/2000, Cost $0) (a)(b)(c)	75	1
TOTAL MATERIALS		1,236
TOTAL WARRANTS (Cost $19,908)		$19,044

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 3.6%
U.S. Bank 3.75% 04/03/2006	$2,086,000	$2,086,000
Repurchase price: $2,086,652
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $1,020,560
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $1,107,153
TOTAL REPURCHASE AGREEMENTS (Cost $2,086,000)		$2,086,000

Total Investments (Cost $56,699,493) (f) - 98.3%		$57,254,180
Other Assets in Excess of Liabilities - 1.7%		993,773
TOTAL NET ASSETS - 100.0%		$58,247,953

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents a security deemed to be illiquid. At period end, the value of illiquid securities totaled
$27,075 or .05% of the Portfolio's net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At the period end, the value of these securities amounted to $10,803,322 or 18.5% of the Portfolio's net assets. Unless noted otherwise, these securities were deemed liquid pursuant to procedures approved by the
Board of Directors.
(d)	Represents a security deemed to be in default.
(e)	Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR. Interest rates stated are those in effect at period end.
(f)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Capital Growth Portfolio
March 31, 2006 (Unaudited)

		Fair
	Shares	Value
COMMON STOCKS - 95.4%
CONSUMER DISCRETIONARY - 16.3%
Hotels, Restaurants & Leisure - 5.5%
Red Robin Gourmet Burgers, Inc. (a)	11,250	$531,000
Shuffle Master, Inc. (a)	23,487	839,425
Vail Resorts, Inc. (a)	9,975	381,245
		1,751,670
Household Durables - 2.1%
Universal Electronics, Inc. (a)	38,075	673,928
Leisure Equipment & Products - 1.7%
SCP Pool Corp.	11,625	545,329
Media - 1.3%
Entravision Communications Corp. (a)	43,215	395,849
Specialty Retail - 5.7%
Build-A-Bear Workshop (a)	11,825	362,436
Genesco, Inc. (a)	21,075	819,607
Guitar Center, Inc. (a)	13,320	635,364
		1,817,407
TOTAL CONSUMER DISCRETIONARY		5,184,183

CONSUMER STAPLES - 3.0%
Food & Staples Retailing - 0.5%
Allion Healthcare, Inc. (a)	11,985	162,517
Food Products - 2.5%
Delta & Pine Land Co.	25,725	775,866
TOTAL CONSUMER STAPLES		938,383

ENERGY - 6.7%
Energy Equipment & Services - 6.7%
Core Laboratories N.V. (a)	7,825	372,079
Patterson-UTI Energy, Inc.	17,000	543,320
TETRA Technologies, Inc. (a)	7,162	336,900
Unit Corp. (a)	15,675	873,881
TOTAL ENERGY		2,126,180

FINANCIALS - 5.4%
Consumer Finance - 2.0%
Cash America International, Inc.	21,525	646,180
Insurance - 2.0%
Philadelphia Consolidated Holding Co. (a)	18,255	623,226
Thrifts & Mortgage Finance - 1.4%
Doral Financial Corp.	38,340	442,827
TOTAL FINANCIALS		1,712,233

HEALTH CARE - 17.9%
Biotechnology - 3.4%
Arena Pharmaceuticals, Inc. (a)	16,370	296,461
ARIAD Pharmaceuticals, Inc. (a)	45,500	299,390
deCODE genetics, Inc. (a)	43,500	377,145
Dendreon Corp. (a)	22,350	105,268
		1,078,264
Health Care Equipment & Supplies - 7.2%
American Medical Systems Holdings, Inc. (a)	27,610	621,225
Arrow International, Inc.	7,500	245,025
DJ Orthopedics, Inc. (a)	9,750	387,660
Respironics, Inc. (a)	12,575	489,293
SurModics, Inc. (a)	10,005	353,777
Thoratec Corp. (a)	10,000	192,700
		2,289,680
Health Care Providers & Services - 6.7%
Centene Corp. (a)	23,875	696,434
Healthways, Inc. (a)	13,675	696,604
Horizon Health Corp. (a)	22,020	435,996
Per-Se Technologies, Inc. (a)	10,775	287,262
		2,116,296
Pharmaceuticals - 0.6%
Connetics Corp. (a)	11,350	192,155
TOTAL HEALTH CARE		5,676,395

INDUSTRIALS - 10.5%
Commercial Services & Supplies - 4.2%
Corrections Corp. of America (a)	12,700	574,040
Waste Connections, Inc. (a)	19,137	761,844
		1,335,884
Electrical Equipment - 2.5%
General Cable Corp. (a)	25,950	787,063
Machinery - 3.8%
Actuant Corp.	9,225	564,755
Bucyrus International, Inc. Class A	13,313	641,529
		1,206,284
TOTAL INDUSTRIALS		3,329,231

INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 3.1%
Avocent Corp. (a)	6,225	197,581
Ixia (a)	22,575	321,919
Tekelec (a)	32,750	452,933
		972,433
Computers & Peripherals - 2.5%
Applied Films Corp. (a)	11,875	230,731
McDATA Corp. (a)	123,050	568,491
		799,222
Electronic Equipment & Instruments - 8.4%
Coherent, Inc. (a)	19,880	697,987
Dolby Laboratories, Inc. (a)	23,725	495,853
OYO Geospace Corp. (a)	10,655	628,538
Photon Dynamics, Inc. (a)	13,100	245,625
RadiSys Corporation (a)	29,500	585,575
		2,653,578
Internet Software & Services - 1.1%
eCollege.com, Inc. (a)	10,625	200,175
Internet Capital Group, Inc. (a)	16,475	155,195
		355,370
IT Services - 2.1%
Clayton Holdings, Inc. (a)	2,750	57,970
Global Payments, Inc.	11,475	608,290
		666,260
Semiconductor & Semiconductor Equipment - 6.9%
Advanced Energy Industries, Inc. (a)	27,700	391,401
ATMI, Inc. (a)	12,900	389,580
Integrated Device Technology, Inc. (a)	48,100	714,766
Supertex, Inc. (a)	8,450	317,889
Trident Microsystems, Inc. (a)	13,125	381,412
		2,195,048
Software - 6.1%
ANSYS, Inc. (a)	16,950	917,843
FactSet Research Systems, Inc.	18,912	838,747
Netsmart Technologies, Inc. (a)	13,500	187,110
		1,943,700
TOTAL INFORMATION TECHNOLOGY		9,585,611
MATERIALS - 4.6%
Metals & Mining - 4.6%
Aleris International, Inc. (a)	30,395	1,461,088
TOTAL MATERIALS		1,461,088

TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
EMS Technologies, Inc. (a)	14,800	266,844
TOTAL TELECOMMUNICATION SERVICES		266,844

TOTAL COMMON STOCKS (Cost $21,403,482)		$30,280,148

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 2.6%
U.S. Bank 3.75% 04/03/2006	$833,000	$833,000
Repurchase price: $833,260
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $407,539
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $442,118
TOTAL REPURCHASE AGREEMENTS (Cost $833,000)		$833,000

Total Investments (Cost $22,236,482) (b) - 98.0%		$31,113,148
Other Assets in Excess of Liabilities - 2.0%		619,561
TOTAL NET ASSETS - 100.0%		$31,732,709

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Nasdaq-100 Index Portfolio
March 31, 2006 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 80.2%
CONSUMER DISCRETIONARY - 14.9%
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (a)	3,400	$178,534
Hotels, Restaurants & Leisure - 2.7%
Starbucks Corp. (a)	20,575	774,443
Wynn Resorts Ltd. (a)	2,100	161,385
		935,828
Household Durables - 0.4%
Garmin Ltd.	1,950	154,889
Internet & Catalog Retail - 3.8%
Amazon.com Inc. (a)	5,375	196,241
eBay, Inc. (a)	20,360	795,262
Expedia, Inc. (a)	6,650	134,796
IAC/InterActiveCorp (a)	6,477	190,877
		1,317,176
Media - 4.1%
Comcast Corp. Class A (a)	18,515	484,352
Discovery Holding Co. Class A (a)	4,625	69,375
EchoStar Communications Corp. (a)	4,235	126,499
Lamar Advertising Co. (a)	1,675	88,138
Liberty Global, Inc. (a)	4,675	95,697
NTL Inc. (a)	6,025	175,388
Pixar (a)	2,340	150,088
Sirius Satellite Radio, Inc. (a)	27,975	142,113
XM Satellite Radio Holdings, Inc. Class A (a)	5,150	114,691
		1,446,341
Multiline Retail - 1.2%
Sears Holdings Corp. (a)	3,275	433,086
Specialty Retail - 2.2%
Bed Bath & Beyond, Inc. (a)	7,750	297,600
PETsMart, Inc.	2,700	75,978
Ross Stores, Inc.	2,755	80,418
Staples, Inc.	9,500	242,440
Urban Outfitters, Inc. (a)	3,350	82,209
		778,645
TOTAL CONSUMER DISCRETIONARY		5,244,499

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	4,835	261,864
Whole Foods Market, Inc.	2,650	176,066
TOTAL CONSUMER STAPLES		437,930

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Patterson-UTI Energy, Inc.	3,375	107,865
TOTAL ENERGY		107,865

HEALTH CARE - 12.0%
Biotechnology - 8.4%
Amgen, Inc. (a)	11,072	805,488
Amylin Pharmaceuticals, Inc. (a)	2,075	101,571
Biogen Idec, Inc. (a)	7,250	341,475
Celgene Corp. (a)	6,650	294,063
Chiron Corp. (a)	5,375	246,229
Genzyme Corp. (a)	6,275	421,805
Gilead Sciences, Inc. (a)	8,825	549,092
MedImmune, Inc. (a)	5,095	186,375
		2,946,098
Health Care Equipment & Supplies - 1.1%
Biomet, Inc.	6,475	229,992
DENTSPLY International, Inc.	1,475	85,771
Intuitive Surgical, Inc. (a)	675	79,650
		395,413
Health Care Providers & Services - 1.1%
Express Scripts, Inc. (a)	2,525	221,948
Lincare Holdings, Inc. (a)	1,825	71,102
Patterson Cos., Inc. (a)	2,580	90,816
		383,866
Pharmaceuticals - 1.4%
Sepracor, Inc. (a)	2,000	97,620
Teva Pharmaceutical Industries, Ltd. - ADR	9,610	395,740
		493,360
TOTAL HEALTH CARE		4,218,737

INDUSTRIALS - 3.6%
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,250	159,542
Expeditors International of Washington, Inc.	2,025	174,940
		334,482
Commercial Services & Supplies - 0.8%
Cintas Corp.	3,900	166,218
Monster Worldwide, Inc. (a)	2,600	129,636
		295,854
Electrical Equipment - 0.3%
American Power Conversion Corp.	3,800	87,818
Machinery - 1.1%
Joy Global, Inc.	2,350	140,459
PACCAR, Inc.	3,662	258,098
		398,557
Trading Companies & Distributors - 0.4%
Fastenal Co.	2,800	132,552
TOTAL INDUSTRIALS		1,249,263

INFORMATION TECHNOLOGY - 47.5%
Communications Equipment - 10.6%
Cisco Systems, Inc. (a)	42,625	923,684
Comverse Technology, Inc. (a)	4,055	95,414
JDS Uniphase Corp. (a)	37,260	155,374
Juniper Networks, Inc. (a)	7,175	137,186
LM Ericsson Telephone Co. ADR	2,325	87,699
QUALCOMM, Inc.	38,745	1,960,884
Research In Motion Ltd. (a)	3,600	305,568
Tellabs, Inc. (a)	4,975	79,103
		3,744,912
Computers & Peripherals - 7.3%
Apple Computer, Inc. (a)	22,945	1,439,110
Dell, Inc. (a)	16,800	499,968
Network Appliance, Inc. (a)	7,585	273,288
SanDisk Corp. (a)	3,450	198,444
Sun Microsystems, Inc. (a)	29,195	149,770
		2,560,580
Electronic Equipment & Instruments - 0.6%
CDW Corp.	1,630	95,925
Flextronics International Ltd. (a)	12,150	125,753
		221,678
Internet Software & Services - 4.1%
Google, Inc. Class A (a)	2,350	916,500
VeriSign, Inc. (a)	4,505	108,075
Yahoo!, Inc. (a)	13,210	426,155
		1,450,730
IT Services - 2.1%
CheckFree Corp. (a)	1,700	85,850
Cognizant Technology Solutions Corp. (a)	2,600	154,674
Fiserv, Inc. (a)	4,487	190,922
Paychex, Inc.	6,995	291,412
		722,858
Semiconductor & Semiconductor Equipment - 9.8%
Altera Corp. (a)	9,900	204,336
Applied Materials, Inc.	15,925	278,847
ATI Technologies, Inc. (a)	4,800	82,464
Broadcom Corp. Class A (a)	8,225	354,991
Intel Corp.	39,945	772,936
KLA-Tencor Corp.	4,700	227,292
Lam Research Corp. (a)	2,800	120,400
Linear Technology Corp.	7,930	278,184
Marvell Technology Group Ltd. (a)	5,300	286,730
Maxim Integrated Products, Inc.	8,715	323,762
Microchip Technology, Inc.	3,425	124,327
NVIDIA Corp. (a)	3,250	186,095
Xilinx, Inc.	8,880	226,085
		3,466,449
Software - 13.0%
Activision, Inc. (a)	4,800	66,192
Adobe Systems, Inc.	11,430	399,136
Autodesk, Inc. (a)	4,675	180,081
BEA Systems, Inc. (a)	7,950	104,383
Cadence Design Systems, Inc. (a)	5,775	106,780
Check Point Software Technologies Ltd. (a)	4,670	93,493
Citrix Systems, Inc. (a)	4,075	154,442
Electronic Arts, Inc. (a)	5,930	324,490
Intuit, Inc. (a)	4,315	229,515
Microsoft Corp.	68,975	1,876,810
Oracle Corp. (a)	41,735	571,352
Red Hat, Inc. (a)	3,400	95,132
Symantec Corp. (a)	21,148	355,921
		4,557,727
TOTAL INFORMATION TECHNOLOGY		16,724,934

MATERIALS - 0.2%
Chemicals - 0.2%
Sigma-Aldrich Corp.	1,250	82,237
TOTAL MATERIALS		82,237

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	2,875	169,539
TOTAL TELECOMMUNICATION SERVICES		169,539
TOTAL COMMON STOCKS (Cost $25,708,026)		$28,235,004

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS - 18.9%
Nasdaq-100 Index Tracking Stock	158,665	$6,654,410
TOTAL EXCHANGE TRADED FUNDS (Cost $6,455,410)		$6,654,410

	Face	Fair
	Amount	Value
SHORT-TERM NOTES - 1.4%
AIG Funding Inc.
4.75%, 04/03/2006	$488,000	$487,871
TOTAL SHORT-TERM NOTES (Cost $487,871)		$487,871

Total Investments (Cost $32,651,307) (b) - 100.5%		$35,377,285
Liabilities in Excess of Other Assets - (0.5)%		(190,684)
TOTAL NET ASSETS - 100.0%		$35,186,601

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Bristol Portfolio
March 31, 2006 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 16.2%
Hotels, Restaurants & Leisure - 1.3%
Harrah's Entertainment, Inc.	6,600	$514,536
Household Durables - 1.9%
Newell Rubbermaid, Inc.	29,200	735,548
Media - 3.8%
Time Warner, Inc.	42,500	713,575
The Walt Disney Co.	27,400	764,186
		1,477,761
Multiline Retail - 2.0%
Kohl's Corp. (a)	14,400	763,344
Specialty Retail - 3.9%
Advance Auto Parts Inc. (a)	18,100	753,684
The Home Depot, Inc.	17,400	736,020
		1,489,704
Textiles, Apparel & Luxury Goods - 3.3%
Nike, Inc. Class B	8,700	740,370
Quiksilver, Inc. (a)	36,900	511,434
		1,251,804
TOTAL CONSUMER DISCRETIONARY		6,232,697

CONSUMER STAPLES - 4.8%
Beverages - 2.0%
PepsiCo, Inc.	13,000	751,270
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.	15,600	736,944
Household Products - 0.9%
The Procter & Gamble Co.	5,900	339,958
TOTAL CONSUMER STAPLES		1,828,172

ENERGY - 9.0%
Oil, Gas & Consumable Fuels - 9.0%
Apache Corp.	9,500	622,345
Chevron Corp.	11,700	678,249
Marathon Oil Corp.	10,000	761,700
Occidental Petroleum Corp.	7,200	667,080
Suncor Energy, Inc.	9,200	708,584
TOTAL ENERGY		3,437,958

FINANCIALS - 18.3%
Capital Markets - 2.6%
Franklin Resources, Inc.	4,900	461,776
The Goldman Sachs Group, Inc.	3,500	549,360
		1,011,136
Commercial Banks - 2.0%
Bank of America Corp.	16,800	765,072
Consumer Finance - 3.9%
American Express Co.	14,000	735,700
Capital One Financial Corp.	9,700	781,044
		1,516,744
Diversified Financial Services - 3.9%
Citigroup, Inc.	16,200	765,126
JPMorgan Chase & Co.	18,000	749,520
		1,514,646
Insurance - 3.8%
The Chubb Corp.	7,000	668,080
The Hartford Financial Services Group, Inc.	9,600	773,280
		1,441,360
Thrifts & Mortgage Finance - 2.1%
Countrywide Financial Corp.	21,600	792,720
TOTAL FINANCIALS		7,041,678

HEALTH CARE - 19.0%
Biotechnology - 2.8%
Charles River Laboratories International, Inc. (a)	12,600	617,652
Human Genome Sciences, Inc. (a)	43,800	476,106
		1,093,758
Health Care Equipment & Supplies - 5.0%
Baxter International, Inc.	18,200	706,342
Conor Medsystems, Inc. (a)	4,000	117,600
Fisher Scientific International, Inc. (a)	4,600	313,030
PerkinElmer, Inc.	12,800	300,416
Thermo Electron Corp. (a)	13,300	493,297
		1,930,685
Health Care Providers & Services - 7.4%
Cardinal Health, Inc.	9,400	700,488
Quest Diagnostics, Inc.	13,600	697,680
UnitedHealth Group, Inc.	13,000	726,180
WellPoint, Inc. (a)	9,200	712,356
		2,836,704
Pharmaceuticals - 3.8%
Johnson & Johnson	12,100	716,562
Wyeth	14,900	722,948
		1,439,510
TOTAL HEALTH CARE		7,300,657

INDUSTRIALS - 10.9%
Aerospace & Defense - 3.6%
Honeywell International, Inc.	16,700	714,259
The Boeing Co.	8,500	662,405
		1,376,664
Electrical Equipment - 2.0%
Emerson Electric Co.	9,100	761,033
Industrial Conglomerates - 3.4%
General Electric Co.	37,900	1,318,162
Machinery - 1.9%
Caterpillar, Inc.	10,000	718,100
TOTAL INDUSTRIALS		4,173,959

INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 5.2%
Cisco Systems, Inc. (a)	35,100	760,617
JDS Uniphase Corp. (a)	139,100	580,047
QUALCOMM, Inc.	12,700	642,747
		1,983,411
Computers & Peripherals - 4.1%
International Business Machines Corp.	9,200	758,724
Seagate Technology	30,900	813,597
		1,572,321
Internet Software & Services - 0.9%
Google, Inc. Class A (a)	900	351,000
IT Services - 2.0%
Hewitt Associates, Inc. Class A (a)	26,300	782,162
Semiconductor & Semiconductor Equipment - 2.9%
Altera Corp. (a)	36,400	751,296
Micron Technology, Inc. (a)	25,000	368,000
		1,119,296
Software - 2.0%
Microsoft Corp.	28,000	761,880
TOTAL INFORMATION TECHNOLOGY		6,570,070

MATERIALS - 3.5%
Chemicals - 1.9%
Air Products and Chemicals, Inc.	10,700	718,933
Construction Materials - 0.2%
Cemex S.A. de C.V. - ADR	1,100	71,808
Metals & Mining - 1.4%
BHP Billiton Ltd. - ADR	13,900	553,915
TOTAL MATERIALS		1,344,656
TOTAL COMMON STOCKS (Cost $35,988,233)		$37,929,847

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 3.0%
U.S. Bank 3.75% 04/03/2006	$1,145,000	$1,145,000
Repurchase price: $1,145,358
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $560,183
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $607,713
TOTAL REPURCHASE AGREEMENTS (Cost $1,145,000)		$1,145,000

Total Investments (Cost $37,133,233) (b) - 101.8%		$39,074,847
Liabilities in Excess of Other Assets - (1.8)%		(694,848)
TOTAL NET ASSETS - 100.0%		$38,379,999

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Bryton Growth Portfolio
March 31, 2006 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 100.1%
CONSUMER DISCRETIONARY - 18.4%
Auto Components - 4.0%
Keystone Automotive Industries, Inc. (a)	6,700	$282,807
LKQ Corp. (a)	15,000	312,150
		594,957
Diversified Consumer Services - 1.9%
Sotheby's Holdings, Inc. Class A Limited Voting Common (a)	10,000	290,400
Household Durables - 1.7%
WCI Communities, Inc. (a)	9,200	255,944
Specialty Retail - 7.4%
A.C. Moore Arts & Crafts, Inc. (a)	15,000	276,000
Aeropostale, Inc. (a)	9,000	271,440
Claire's Stores, Inc.	7,448	270,437
Men's Wearhouse, Inc. (a)	8,200	294,708
		1,112,585
Textiles, Apparel & Luxury Goods - 3.4%
Quiksilver, Inc. (a)	16,800	232,848
The Warnaco Group, Inc. (a)	11,700	280,800
		513,648
TOTAL CONSUMER DISCRETIONARY		2,767,534

ENERGY - 6.3%
Energy Equipment & Services - 0.9%
Helix Energy Solutions Group, Inc. (a)	3,500	132,650
Oil, Gas & Consumable Fuels - 5.4%
Berry Petroleum Co. Class A	4,200	287,490
Forest Oil Corp. (a)	2,100	78,078
Opti Canada, Inc. (a)(b)	6,300	238,816
Plains Exploration & Production Co. (a)	5,500	212,520
		816,904
TOTAL ENERGY		949,554

FINANCIALS - 1.4%
Capital Markets - 1.4%
Affiliated Managers Group, Inc. (a)	2,000	213,220
TOTAL FINANCIALS		213,220

HEALTH CARE - 29.6%
Biotechnology - 11.8%
Amylin Pharmaceuticals, Inc. (a)	2,500	122,375
Cubist Pharmaceuticals, Inc. (a)	8,000	183,760
Exelixis, Inc. (a)	22,000	264,220
Human Genome Sciences, Inc. (a)	17,000	184,790
Isis Pharmaceuticals, Inc. (a)	31,000	279,310
PDL BioPharma, Inc. (a)	8,450	277,160
Serologicals Corp. (a)	11,984	293,128
Vion Pharmaceuticals, Inc. (a)	76,400	172,664
		1,777,407
Health Care Equipment & Supplies - 11.9%
American Medical Systems Holdings, Inc. (a)	11,500	258,750
ArthroCare Corp. (a)	5,800	277,356
ev3, Inc. (a)	15,000	265,650
Micrus Endovascular Corp. (a)	11,000	155,540
PolyMedica Corp.	7,000	296,520
Sybron Dental Specialties, Inc. (a)	5,700	235,068
Viasys Healthcare, Inc. (a)	10,000	300,800
		1,789,684
Health Care Providers & Services - 5.9%
Omnicell, Inc. (a)	26,000	296,140
Option Care, Inc.	21,500	304,010
Trizetto Group (a)	17,000	299,030
		899,180
TOTAL HEALTH CARE		4,466,271

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.8%
BE Aerospace, Inc. (a)	11,000	276,320
Construction & Engineering - 2.0%
Insituform Technologies, Inc. (a)	11,000	292,600
Machinery - 6.9%
Bucyrus International, Inc. Class A	6,000	289,140
Greenbrier Cos., Inc.	7,000	280,350
Manitowoc Co. Inc.	3,000	273,450
TurboChef Technologies, Inc. (a)	16,000	195,200
		1,038,140
TOTAL INDUSTRIALS		1,607,060

INFORMATION TECHNOLOGY - 31.9%
Communications Equipment - 4.6%
Ciena Corp. (a)	54,600	284,466
Finisar Corp. (a)	20,000	99,000
Foundry Networks, Inc. (a)	17,000	308,720
		692,186
Computers & Peripherals - 1.7%
QLogic Corp. (a)	13,000	251,550
Electronic Equipment & Instruments - 4.9%
Tektronix, Inc.	8,500	303,535
TTM Technologies, Inc. (a)	10,000	144,900
Xyratex Ltd. (a)	9,000	283,500
		731,935
Internet Software & Services - 1.8%
Marchex, Inc. Class B (a)	13,000	279,500
IT Services - 2.0%
Hewitt Associates, Inc. (a)	10,000	297,400
Semiconductor & Semiconductor Equipment - 13.1%
Cymer, Inc. (a)	6,500	295,360
Cypress Semiconductor Corp. (a)	17,000	288,150
MEMC Electronic Materials, Inc. (a)	8,000	295,360
PMC - Sierra, Inc. (a)	24,700	303,563
RF Micro Devices, Inc. (a)	36,000	311,400
Sigma Designs, Inc. (a)	14,000	204,260
Silicon Laboratories, Inc. (a)	5,000	274,750
		1,972,843
Software - 3.8%
MICROS Systems, Inc. (a)	5,900	271,813
Quest Software, Inc. (a)	18,000	300,600
		572,413
TOTAL INFORMATION TECHNOLOGY		4,797,827

MATERIALS - 1.8%
Chemicals - 1.8%
Airgas, Inc.	7,000	273,630
TOTAL MATERIALS		273,630
TOTAL COMMON STOCKS (Cost $12,660,517)		$15,075,096

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 0.9%
U.S. Bank 3.75% 04/03/2006	$144,000	$144,000
Repurchase price: $144,045
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $70,451
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $76,429
TOTAL REPURCHASE AGREEMENTS (Cost $144,000)		$144,000

Total Investments (Cost $12,804,517) (c) - 101.0%		$15,219,096
Liabilities in Excess of Other Assets - (1.0)%		(153,272)
TOTAL NET ASSETS - 100.0%		$15,065,824

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. This security represents $238,816 or 1.6% of the Portfolio's net assets. As discussed in Note 2 of the Notes to the Schedule of Investments,
not all investments are valued at an estimate of fair value that is different from the local close price.
In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
U.S. Equity Portfolio
March 31, 2006 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 98.4%
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 1.5%
Drew Industries, Inc. (a)	4,450	$158,197
Johnson Controls, Inc.	1,250	94,913
		253,110
Automobiles - 0.7%
Honda Motor Co., Ltd. - ADR	3,650	113,004
Hotels, Restaurants & Leisure - 0.5%
RARE Hospitality International, Inc. (a)	2,300	80,109
Household Durables - 3.0%
Ethan Allen Interiors, Inc.	4,030	169,340
Furniture Brands International, Inc.	6,590	161,521
Matsushita Electric Industrial Co. Ltd. - ADR	7,590	168,043
		498,904
Internet & Catalog Retail - 1.3%
Coldwater Creek, Inc. (a)	5,235	145,533
Sportsman's Guide, Inc. (a)	2,680	70,993
		216,526
Leisure Equipment & Products - 0.7%
SCP Pool Corp.	2,670	125,250
Multiline Retail - 1.1%
Family Dollar Stores, Inc.	6,980	185,668
Specialty Retail - 5.1%
AutoZone, Inc. (a)	890	88,724
Christopher & Banks Corp.	3,660	84,949
Finish Line, Inc.	6,810	112,025
Gymboree Corp. (a)	4,160	108,326
Jos. A Bank Clothiers, Inc. (a)	3,152	151,138
O'Reilly Automotive, Inc. (a)	3,510	128,326
Pacific Sunwear Of California Inc. (a)	3,970	87,975
Ross Stores, Inc.	3,410	99,538
		861,001
Textiles, Apparel & Luxury Goods - 0.5%
Steven Madden Ltd.	2,400	85,200
TOTAL CONSUMER DISCRETIONARY		2,418,772

CONSUMER STAPLES - 0.6%
Household Products - 0.6%
Central Garden and Pet Co. (a)	2,020	107,343
TOTAL CONSUMER STAPLES		107,343

ENERGY - 8.9%
Energy Equipment & Services - 8.2%
Diamond Offshore Drilling	1,950	174,525
Grant Prideco, Inc. (a)	4,230	181,213
Helix Energy Solutions Group, Inc. (a)	2,130	80,727
Helmerich & Payne, Inc.	2,360	164,775
Lone Star Technologies, Inc. (a)	1,800	99,738
Lufkin Industries, Inc.	2,220	123,077
National Oilwell Varco, Inc. (a)	2,440	156,453
Rowan Cos., Inc.	4,180	183,753
Superior Energy Services, Inc. (a)	2,100	56,259
Unit Corp. (a)	2,920	162,790
		1,383,310
Oil, Gas & Consumable Fuels - 0.7%
Ultra Petroleum Corp. (a)	1,850	115,273
TOTAL ENERGY		1,498,583

FINANCIALS - 16.1%
Capital Markets - 5.9%
Ameriprise Financial, Inc.	2,530	114,002
GFI Group, Inc. (a)	2,590	134,447
Investors Financial Services Corp.	2,850	133,580
Mellon Financial Corp.	2,680	95,408
optionsXpress Holdings, Inc.	9,240	268,699
TradeStation Group, Inc. (a)	17,920	247,654
		993,790
Commercial Banks - 1.5%
Boston Private Financial Holdings, Inc.	3,400	114,886
Wachovia Corp.	2,400	134,520
		249,406
Consumer Finance - 1.7%
Cash America International, Inc.	4,660	139,893
First Cash Financial Services, Inc. (a)	7,760	155,123
		295,016
Diversified Financial Services - 1.7%
CIT Group, Inc.	2,530	135,406
JPMorgan Chase & Co.	3,660	152,402
		287,808
Insurance - 2.7%
American Financial Group, Inc.	2,300	95,703
HCC Insurance Holdings, Inc.	3,950	137,460
Philadelphia Consolidated Holding Co. (a)	2,790	95,251
Prudential Financial, Inc.	1,620	122,812
		451,226
Real Estate - 0.6%
New Century Financial Corp.	2,050	94,341
Thrifts & Mortgage Finance - 2.0%
Accredited Home Lenders Holding Co. (a)	2,850	145,863
Golden West Financial Corp.	1,490	101,171
Washington Mutual, Inc.	2,280	97,173
		344,207
TOTAL FINANCIALS		2,715,794

HEALTH CARE - 12.1%
Biotechnology - 1.3%
Celgene Corp. (a)	5,180	229,059
Health Care Equipment & Supplies - 1.0%
Thermo Electron Corp. (a)	4,490	166,534
Health Care Providers & Services - 5.0%
AmerisourceBergen Corp.	3,780	182,461
Caremark Rx, Inc. (a)	2,770	136,229
Henry Schein, Inc. (a)	3,170	151,716
McKesson Corp.	3,160	164,731
PSS World Medical, Inc. (a)	10,550	203,509
		838,646
Pharmaceuticals - 4.8%
Barr Pharmaceuticals, Inc. (a)	2,790	175,714
Eli Lilly & Co.	1,900	105,070
Forest Laboratories, Inc. (a)	4,110	183,430
Mylan Laboratories Inc.	8,800	205,920
Pfizer, Inc.	5,610	139,801
		809,935
TOTAL HEALTH CARE		2,044,174

INDUSTRIALS - 19.5%
Aerospace & Defense - 0.5%
Curtiss-Wright Corp.	1,220	80,764
Air Freight & Logistics - 2.5%
FedEx Corp.	960	108,422
Pacer International, Inc.	3,440	112,419
Ryder System, Inc.	3,460	154,939
UTi Worldwide, Inc.	1,530	48,348
		424,128
Airlines - 1.7%
AMR Corp. (a)	2,880	77,904
Mesa Air Group, Inc. (a)	9,280	106,163
SkyWest, Inc.	3,720	108,885
		292,952
Building Products - 1.4%
ElkCorp	2,220	74,925
Griffon Corp. (a)	3,220	79,985
Simpson Manufacturing Co., Inc.	2,020	87,466
		242,376
Commercial Services & Supplies - 2.1%
Healthcare Services Group, Inc.	1,470	31,399
Monster Worldwide, Inc. (a)	3,630	180,992
Portfolio Recovery Associates, Inc. (a)	2,940	137,680
		350,071
Electrical Equipment - 0.2%
Franklin Electric Co., Inc.	670	36,615
Machinery - 3.4%
Cummins, Inc.	1,390	146,089
Danaher Corp.	1,900	120,745
Gardner Denver, Inc. (a)	2,000	130,400
Joy Global, Inc.	2,825	168,850
		566,084
Marine - 0.8%
Kirby Corp. (a)	2,010	136,901
Road & Rail - 4.5%
Arkansas Best Corp.	1,390	54,377
CSX Corp.	3,480	208,104
J.B. Hunt Transport Services, Inc.	2,610	56,219
Knight Transportation, Inc.	2,895	57,176
Marten Transport Ltd. (a)	3,330	60,240
Norfolk Southern Corp.	3,860	208,710
Old Dominion Freight Line, Inc. (a)	3,930	105,914
		750,740
Trading Companies & Distributors - 2.4%
Fastenal Co.	3,020	142,967
MSC Industrial Direct Co., Inc.	3,270	176,645
Watsco, Inc.	1,170	83,129
		402,741
TOTAL INDUSTRIALS		3,283,372

INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 2.1%
Corning, Inc. (a)	4,120	110,870
NICE Systems, Ltd. - ADR (a)	2,700	137,592
Nokia Corp. - ADR	1,760	36,467
SiRF Technology Holdings, Inc. (a)	1,920	67,987
		352,916
Computers & Peripherals - 4.2%
Apple Computer, Inc. (a)	1,800	112,896
Avid Technology, Inc. (a)	1,840	79,966
Hutchinson Technology, Inc. (a)	3,430	103,483
International Business Machines Corp.	1,370	112,984
Komag, Inc. (a)	2,580	122,808
Seagate Technology	6,890	181,414
		713,551
Electronic Equipment & Instruments - 1.8%
AU Optronics Corp. - ADR	4,830	72,015
Ingram Micro, Inc. Class A (a)	7,010	140,200
Metrologic Instruments, Inc. (a)	3,530	81,649
		293,864
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	360	140,400
j2 Global Communications, Inc. (a)	1,440	67,680
		208,080
IT Services - 2.9%
Affiliated Computer Services, Inc. Class A (a)	1,540	91,876
Computer Sciences Corp. (a)	1,620	89,991
Euronet Worldwide, Inc. (a)	2,290	86,631
Fiserv, Inc. (a)	1,500	63,825
Satyam Computer Services Ltd. - ADR	3,480	152,285
		484,608
Semiconductor & Semiconductor Equipment - 2.2%
Marvell Technology Group Ltd. (a)	470	25,427
Siliconware Precision Industries Co. - ADR	17,830	115,003
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	12,630	127,058
Texas Instruments, Inc.	3,180	103,255
		370,743
TOTAL INFORMATION TECHNOLOGY		2,423,762

MATERIALS - 10.3%
Chemicals - 0.9%
Agrium, Inc.	2,930	74,012
The Scotts Miracle-Gro Co.	1,640	75,046
		149,058
Construction Materials - 2.2%
Cemex S.A. de C.V. - ADR	1,000	65,280
Eagle Materials, Inc.	4,790	305,410
		370,690
Containers & Packaging - 1.1%
Myers Industries, Inc.	11,150	178,289
Metals & Mining - 6.1%
Alcoa, Inc.	6,520	199,251
Aleris International, Inc. (a)	5,460	262,462
BHP Billiton Ltd. - ADR	4,270	170,159
Companhia Vale do Rio Doce - ADR	3,020	146,561
Steel Dynamics, Inc.	4,530	256,987
		1,035,420
TOTAL MATERIALS		1,733,457

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 0.8%
AT&T Inc.	1,910	51,647
Telefonos de Mexico SA de CV - ADR	3,890	87,447
		139,094
Wireless Telecommunication Services - 0.9%
America Movil S.A. de C.V. - ADR	4,200	143,892
TOTAL TELECOMMUNICATION SERVICES		282,986

UTILITIES - 0.4%
Electric Utilities - 0.4%
Korea Electric Power Corp. - ADR (a)	3,310	71,496
TOTAL UTILITIES		71,496
TOTAL COMMON STOCKS (Cost $14,400,035)		$16,579,739

	Face	Fair
	Amount	Value
SHORT-TERM INVESTMENTS - 1.6%
Short-Term Notes - 1.6%
Federal Home Loan Mortgage Corporation Discount Note
4.455%, 04/03/2006	$277,000	$276,932
Variable Rate Demand Notes - 0.0%
Wisconsin Corporate Central Credit Union
4.4925%, 12/31/2031 (b)	173	173
TOTAL SHORT-TERM INVESTMENTS (Cost $277,105)		$277,105

Total Investments (Cost $14,677,140) (c) - 100.0%		$16,856,844
Liabilities in Excess of Other Assets - 0.0%		(3,032)
TOTAL NET ASSETS - 100.0%		$16,853,812

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Security is a variable rate instrument in which the coupon rate is adjusted weekly based on the one-month LIBOR rate. The interest rate stated is the rate in effect at period-end.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Balanced Portfolio
March 31, 2006 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 71.0%
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.7%
Johnson Controls, Inc.	470	$35,687
Automobiles - 0.7%
DaimlerChrysler AG	620	35,594
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	1,010	41,440
Jack in the Box, Inc. (a)	870	37,845
Marriott International, Inc. Class A	450	30,870
		110,155
Household Durables - 2.4%
Ethan Allen Interiors, Inc.	940	39,499
Furniture Brands International, Inc.	1,890	46,324
La-Z-Boy, Inc.	2,220	37,740
		123,563
Internet & Catalog Retail - 0.7%
Coldwater Creek, Inc. (a)	1,375	38,225
Leisure Equipment & Products - 0.8%
Polaris Industries, Inc.	740	40,374
Multiline Retail - 0.8%
Dollar Tree Stores, Inc. (a)	1,470	40,675
Specialty Retail - 3.0%
Aeropostale, Inc. (a)	1,370	41,319
AutoZone, Inc. (a)	360	35,889
Christopher & Banks Corp.	2,070	48,045
The TJX Cos., Inc.	1,370	34,003
		159,256
Textiles, Apparel & Luxury Goods - 2.4%
Brown Shoe Co., Inc.	900	47,232
Stride Rite Corp.	2,660	38,517
Timberland Co. (a)	1,190	40,734
		126,483
TOTAL CONSUMER DISCRETIONARY		710,012

CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.7%
Wal-Mart Stores, Inc.	830	39,209
Household Products - 1.4%
Central Garden and Pet Co. (a)	530	28,164
Spectrum Brands, Inc. (a)	1,970	42,789
		70,953
TOTAL CONSUMER STAPLES		110,162

ENERGY - 5.3%
Energy Equipment & Services - 4.5%
Atwood Oceanics, Inc. (a)	360	36,364
Diamond Offshore Drilling	470	42,065
Helix Energy Solutions Group, Inc. (a)	920	34,868
Tidewater, Inc.	640	35,347
Transocean, Inc. (a)	510	40,953
W-H Energy Services, Inc. (a)	1,060	47,159
		236,756
Oil, Gas & Consumable Fuels - 0.8%
China Petroleum & Chemical Corp. - ADR	700	40,852
TOTAL ENERGY		277,608

FINANCIALS - 9.2%
Capital Markets - 1.4%
Morgan Stanley	540	33,923
The Bear Stearns Companies Inc.	280	38,836
		72,759
Commercial Banks - 0.7%
Wachovia Corp.	660	36,993
Consumer Finance - 1.6%
Cash America International, Inc.	1,380	41,428
First Cash Financial Services, Inc. (a)	2,020	40,380
		81,808
Diversified Financial Services - 2.1%
Citigroup, Inc.	1,320	62,343
JPMorgan Chase & Co.	1,170	48,719
		111,062
Insurance - 2.7%
HCC Insurance Holdings, Inc.	1,140	39,672
Lincoln National Corp.	550	30,024
Prudential Financial, Inc.	380	28,808
Selective Insurance Group, Inc.	430	22,790
The Hartford Financial Services Group, Inc.	280	22,554
		143,848
Thrifts & Mortgage Finance - 0.7%
Washington Mutual, Inc.	890	37,932
TOTAL FINANCIALS		484,402

HEALTH CARE - 6.0%
Biotechnology - 0.9%
Celgene Corp. (a)	1,040	45,989
Health Care Equipment & Supplies - 0.5%
Lifecell Corp. (a)	1,280	28,864
Health Care Providers & Services - 4.0%
Aetna, Inc.	660	32,432
AmerisourceBergen Corp.	780	37,651
Health Net, Inc. (a)	620	31,508
Manor Care, Inc.	750	33,262
McKesson Corp.	690	35,970
PSS World Medical, Inc. (a)	2,030	39,159
		209,982
Pharmaceuticals - 0.6%
AstraZeneca PLC - ADR	580	29,134
TOTAL HEALTH CARE		313,969

INDUSTRIALS - 14.4%
Air Freight & Logistics - 1.4%
Ryder System, Inc.	810	36,272
United Parcel Service, Inc. Class B	450	35,721
		71,993
Airlines - 1.6%
AMR Corp. (a)	1,560	42,198
SkyWest, Inc.	1,440	42,149
		84,347
Building Products - 0.5%
ElkCorp	730	24,637
Commercial Services & Supplies - 0.9%
Manpower, Inc.	830	47,459
Construction & Engineering - 1.2%
Jacobs Engineering Group, Inc. (a)	420	36,431
URS Corp. (a)	620	24,955
		61,386
Machinery - 3.3%
Cummins, Inc.	440	46,244
Joy Global, Inc.	760	45,425
Manitowoc Co. Inc.	520	47,398
Stewart & Stevenson Services, Inc.	950	34,656
		173,723
Marine - 0.8%
Kirby Corp. (a)	590	40,185
Road & Rail - 3.6%
Burlington Northern Santa Fe Corp.	510	42,498
Canadian National Railway Co.	840	38,035
J.B. Hunt Transport Services, Inc.	1,550	33,387
Knight Transportation, Inc.	1,770	34,958
Norfolk Southern Corp.	760	41,093
		189,971
Trading Companies & Distributors - 1.1%
MSC Industrial Direct Co., Inc.	1,080	58,342
TOTAL INDUSTRIALS		752,043

INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.3%
QUALCOMM, Inc.	640	32,391
Radyne Corp. (a)	2,360	37,689
		70,080
Computers & Peripherals - 2.2%
Apple Computer, Inc. (a)	440	27,597
Komag, Inc. (a)	850	40,460
Seagate Technology	1,840	48,447
		116,504
Electronic Equipment & Instruments - 2.8%
Amphenol Corp.	660	34,439
Anixter International, Inc.	860	41,091
Mettler-Toledo International, Inc. (a)	620	37,411
Vishay Intertechnology, Inc. (a)	2,270	32,324
		145,265
Semiconductor & Semiconductor Equipment - 2.1%
Siliconware Precision Industries Co. - ADR	5,450	35,152
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,410	34,305
Trident Microsystems, Inc. (a)	1,370	39,812
		109,269
TOTAL INFORMATION TECHNOLOGY		441,118

MATERIALS - 8.6%
Chemicals - 0.8%
Quaker Chemical Corp.	1,840	40,020
Construction Materials - 2.0%
Cemex S.A. de C.V. - ADR	740	48,307
Eagle Materials, Inc.	930	59,297
		107,604
Containers & Packaging - 0.7%
Myers Industries, Inc.	2,410	38,536
Metals & Mining - 5.1%
Alcoa, Inc.	1,450	44,312
Aleris International, Inc. (a)	1,020	49,032
BHP Billiton Ltd. - ADR	750	29,888
Companhia Vale do Rio Doce - ADR	780	37,853
Gibraltar Industries, Inc.	1,340	39,476
Rio Tinto PLC - ADR	160	33,120
Steel Dynamics, Inc.	580	32,903
		266,584
TOTAL MATERIALS		452,744

TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 2.0%
AT&T Inc.	1,500	40,560
General Communication (a)	2,140	25,873
Verizon Communications, Inc.	1,160	39,509
		105,942
Wireless Telecommunication Services - 0.7%
America Movil S.A. de C.V. - ADR	970	33,232
TOTAL TELECOMMUNICATION SERVICES		139,174

UTILITIES - 0.7%
Water Utilities - 0.7%
California Water Service Group	760	34,238
TOTAL UTILITIES		34,238
TOTAL COMMON STOCKS (Cost $3,132,018)		$3,715,470

	Face	Fair
	Amount	Value
CORPORATE BONDS - 18.1%
CONSUMER DISCRETIONARY - 3.6%
Automobiles - 1.2%
DaimlerChrysler N.A. Holding Corp.
4.13%, 03/07/2007	$30,000	$29,680
6.50%, 11/15/2013	30,000	30,558
		60,238
Hotels, Restaurants & Leisure - 1.0%
Hilton Hotels Corp.
7.95%, 04/15/2007	50,000	51,335
Leisure Equipment & Products - 0.9%
Eastman Kodak Co.
7.25%, 11/15/2013	50,000	48,821
Media - 0.2%
Mediacom Broadband LLC
11.00%, 07/15/2013	10,000	10,700
Multiline Retail - 0.3%
Dillard's Inc.
9.50%, 09/01/2009	15,000	16,162
TOTAL CONSUMER DISCRETIONARY		187,256

CONSUMER STAPLES - 1.0%
Beverages - 0.7%
Bottling Group LLC
2.45%, 10/16/2006	40,000	39,404
Tobacco - 0.3%
Altria Group, Inc.
6.95%, 06/01/2006	15,000	15,037
TOTAL CONSUMER STAPLES		54,441

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Petrobras International Finance Company
7.75%, 09/15/2014	50,000	54,375
TOTAL ENERGY		54,375

FINANCIALS - 10.2%
Capital Markets - 0.2%
Merrill Lynch & Co., Inc.
5.00%, 02/03/2014	10,000	9,605
Commercial Banks - 0.9%
SunTrust Banks Inc.
2.50%, 11/01/2006	50,000	49,210
Consumer Finance - 1.8%
General Motors Acceptance Corp.
4.50%, 07/15/2006	50,000	49,574
5.13%, 05/09/2008	25,000	23,540
7.75%, 01/19/2010	20,000	19,516
		92,630
Diversified Financial Services - 5.1%
Caterpillar Financial Services Corp.
4.00%, 07/15/2009	10,000	9,549
Citigroup, Inc.
5.13%, 05/05/2014	10,000	9,728
General Electric Capital Corp.
2.80%, 01/15/2007	60,000	58,953
HSBC Finance Corp.
5.75%, 01/30/2007	50,000	50,219
International Lease Finance Corp.
5.63%, 06/01/2007	90,000	90,070
JPMorgan Chase & Co.
7.25%, 06/01/2007	50,000	51,026
		269,545
Insurance - 1.9%
GE Global Insurance Holding Corporation
7.00%, 02/15/2026	40,000	43,906
Marsh & McLennan Cos., Inc.
5.38%, 03/15/2007	25,000	24,937
UnumProvident Corp.
7.19%, 02/01/2028	30,000	28,309
		97,152
Thrifts & Mortgage Finance - 0.3%
Countrywide Home Loans, Inc.
4.00%, 03/22/2011	15,000	13,951
TOTAL FINANCIALS		532,093

INDUSTRIALS - 0.3%
Industrial Conglomerates - 0.3%
General Electric Co.
5.00%, 02/01/2013	15,000	14,611
TOTAL INDUSTRIALS		14,611

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment & Instruments - 0.1%
Avnet, Inc.
8.00%, 11/15/2006	4,000	4,065
IT Services - 0.3%
First Data Corp.
4.70%, 11/01/2006	15,000	14,958
TOTAL INFORMATION TECHNOLOGY		19,023

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
GTE Corp.
6.94%, 04/15/2028	35,000	35,247
New York Telephone Co.
6.00%, 04/15/2008	40,000	40,210
TOTAL TELECOMMUNICATION SERVICES		75,457

UTILITIES - 0.2%
Gas Utilities - 0.2%
SEMCO Energy, Inc.
8.00%, 06/30/2016	14,000	13,639
TOTAL UTILITIES		13,639
TOTAL CORPORATE BONDS (Cost $968,097)		$950,895

	Face	Fair
	Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 3.9%
Fannie Mae - 2.4%
4.38%, 10/15/2006	$60,000	$59,790
5.00%, 07/26/2013	25,000	24,240
5.00%, 07/09/2018	25,000	23,428
5.25%, 04/15/2019	20,000	18,927
		126,385
Federal Home Loan Bank - 0.8%
4.50%, 09/16/2013	20,000	19,181
5.38%, 08/15/2018	20,000	19,929
		39,110
Freddie Mac - 0.7%
5.00%, 09/09/2016	15,000	14,345
5.25%, 07/27/2017	25,000	24,066
		38,411
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $208,648)		$203,906

	Face	Fair
	Amount	Value
U.S. TREASURY OBLIGATIONS - 3.8%
U.S. Treasury Notes - 3.8%
2.63%, 11/15/2006	$100,000	$98,664
4.38%, 05/15/2007	100,000	99,492
TOTAL U.S. TREASURY OBLIGATIONS (Cost $198,634)		$198,156

	Face	Fair
	Amount	Value
SHORT-TERM INVESTMENTS - 2.4%
Short-Term Notes - 2.4%
Federal Home Loan Mortgage Corporation Discount Note
4.4550%, 04/03/2006	$125,000	$124,970
Variable Rate Demand Notes - 0.0%
Wisconsin Corporate Central Credit Union
4.4925%, 12/31/2031 (b)	291	291
TOTAL SHORT-TERM INVESTMENTS (Cost $125,261)		$125,261

Total Investments (Cost $4,632,658) (c) - 99.2%		$5,193,688
Other Assets in Excess of Liabilities - 0.8%		41,140
TOTAL NET ASSETS - 100.0%		$5,234,828

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Security is variable rate instrument in which the coupon rate is adjusted weekly based on the one-month LIBOR. The interest rate stated is the rate in effect at period-end.
(c)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Covered Call Portfolio
March 31, 2006 (Unaudited)
		Fair
	Shares	Value
COMMON STOCKS - 103.7%
CONSUMER DISCRETIONARY - 16.6%
Auto Components - 1.4%
Johnson Controls, Inc.	900	$68,337
Automobiles - 1.1%
Toyota Motor Corp. - ADR	500	54,450
Diversified Consumer Services - 0.8%
Laureate Education, Inc. (a)	700	37,366
Hotels, Restaurants & Leisure - 0.7%
Darden Restaurants, Inc.	800	32,824
Household Durables - 3.4%
Ethan Allen Interiors, Inc.	500	21,010
Furniture Brands International, Inc.	2,400	58,824
Harman International Industries, Inc.	400	44,452
Mohawk Industries, Inc. (a)	500	40,360
		164,646
Internet & Catalog Retail - 0.7%
Coldwater Creek, Inc. (a)	1,200	33,360
Leisure Equipment & Products - 0.7%
Polaris Industries, Inc.	600	32,736
Multiline Retail - 1.1%
Dollar Tree Stores, Inc. (a)	2,000	55,340
Specialty Retail - 6.4%
Abercrombie & Fitch Co. Class A	800	46,640
AutoZone, Inc. (a)	400	39,876
Christopher & Banks Corp.	1,900	44,099
Cost Plus, Inc. (a)	1,400	23,940
Finish Line, Inc.	1,900	31,255
O'Reilly Automotive, Inc. (a)	900	32,904
Ross Stores, Inc.	2,400	70,056
The Sherwin-Williams Co.	500	24,720
		313,490
Textiles, Apparel & Luxury Goods - 0.3%
Fossil, Inc. (a)	700	13,006
TOTAL CONSUMER DISCRETIONARY		805,555

CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Spectrum Brands, Inc. (a)	1,100	23,892
TOTAL CONSUMER STAPLES		23,892

ENERGY - 7.6%
Energy Equipment & Services - 6.5%
Grant Prideco, Inc. (a)	400	17,136
Helmerich & Payne, Inc.	900	62,838
Nabors Industries Ltd. (a)	600	42,948
National Oilwell Varco, Inc. (a)	500	32,060
Superior Energy Services, Inc. (a)	2,000	53,580
Unit Corp. (a)	1,100	61,325
W-H Energy Services, Inc. (a)	1,000	44,490
		314,377
Oil, Gas & Consumable Fuels - 1.1%
Peabody Energy Corp.	200	10,082
Ultra Petroleum Corp. (a)	700	43,617
		53,699
TOTAL ENERGY		368,076

FINANCIALS - 17.0%
Capital Markets - 3.7%
A.G. Edwards, Inc.	300	14,958
Morgan Stanley	600	37,692
The Bank of New York Co., Inc.	1,800	64,872
The Goldman Sachs Group, Inc.	400	62,784
		180,306
Commercial Banks - 2.5%
Cullen/Frost Bankers, Inc.	500	26,875
East West Bancorp, Inc.	300	11,565
PNC Financial Services Group, Inc.	400	26,924
Wachovia Corp.	1,000	56,050
		121,414
Consumer Finance - 1.7%
American Express Co.	900	47,295
Capital One Financial Corp.	400	32,208
		79,503
Diversified Financial Services - 1.4%
JPMorgan Chase & Co.	1,600	66,624
Insurance - 4.6%
Loews Corp.	400	40,480
MetLife, Inc.	700	33,859
Prudential Financial, Inc.	400	30,324
Selective Insurance Group, Inc.	800	42,400
The Chubb Corp.	300	28,632
The Hartford Financial Services Group, Inc.	600	48,330
		224,025
Real Estate - 1.9%
New Century Financial Corp.	800	36,816
Novastar Financial, Inc.	1,700	56,848
		93,664
Thrifts & Mortgage Finance - 1.2%
Accredited Home Lenders Holding Co. (a)	500	25,590
Washington Mutual, Inc.	800	34,096
		59,686
TOTAL FINANCIALS		825,222

HEALTH CARE - 12.4%
Biotechnology - 0.7%
Celgene Corp. (a)	800	35,376
Health Care Equipment & Supplies - 1.3%
Molecular Devices Corp. (a)	1,100	36,476
SonoSite, Inc. (a)	600	24,384
		60,860
Health Care Providers & Services - 7.0%
Aetna, Inc.	1,200	58,968
AmerisourceBergen Corp.	1,400	67,578
Caremark Rx, Inc. (a)	300	14,754
CIGNA Corp.	500	65,310
Henry Schein, Inc. (a)	1,000	47,860
McKesson Corp.	500	26,065
Medco Health Solutions, Inc. (a)	700	40,054
Psychiatric Solutions, Inc. (a)	600	19,878
		340,467
Pharmaceuticals - 3.4%
Alpharma, Inc. Class A	500	13,410
Barr Pharmaceuticals, Inc. (a)	800	50,384
Forest Laboratories, Inc. Class A (a)	800	35,704
Par Pharmaceutical Cos., Inc. (a)	800	22,544
Teva Pharmaceutical Industries, Ltd. - ADR	1,100	45,298
		167,340
TOTAL HEALTH CARE		604,043

INDUSTRIALS - 21.7%
Air Freight & Logistics - 3.4%
FedEx Corp.	500	56,470
Ryder System, Inc.	1,400	62,692
United Parcel Service, Inc. Class B	600	47,628
		166,790
Airlines - 2.0%
Alaska Air Group, Inc. (a)	1,300	46,085
Mesa Air Group, Inc. (a)	1,600	18,304
SkyWest, Inc.	1,100	32,197
		96,586
Building Products - 1.1%
ElkCorp	900	30,375
Universal Forest Products, Inc.	400	25,396
		55,771
Machinery - 3.1%
Ceradyne, Inc. (a)	1,000	49,900
Cummins, Inc.	600	63,060
The Toro Co.	800	38,200
		151,160
Marine - 1.1%
Kirby Corp. (a)	800	54,488
Road & Rail - 6.8%
Burlington Northern Santa Fe Corp.	1,000	83,330
CSX Corp.	1,000	59,800
J.B. Hunt Transport Services, Inc.	3,200	68,928
Knight Transportation, Inc.	2,100	41,475
Norfolk Southern Corp.	1,400	75,698
		329,231
Trading Companies & Distributors - 4.2%
Fastenal Co.	1,200	56,808
Watsco, Inc.	900	63,945
WESCO International, Inc. (a)	1,200	81,612
		202,365
TOTAL INDUSTRIALS		1,056,391

INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.0%
NICE Systems, Ltd. - ADR (a)	900	45,864
Computers & Peripherals - 5.2%
Apple Computer, Inc. (a)	800	50,176
Hutchinson Technology, Inc. (a)	1,700	51,289
International Business Machines Corp.	600	49,482
Komag, Inc. (a)	900	42,840
Seagate Technology	2,300	60,559
		254,346
Electronic Equipment & Instruments - 0.8%
Ingram Micro, Inc. Class A (a)	1,900	38,000
Internet Software & Services - 1.7%
Google, Inc. Class A (a)	100	39,000
j2 Global Communications, Inc. (a)	900	42,300
		81,300
IT Services - 3.0%
Affiliated Computer Services, Inc. Class A (a)	700	41,762
Cognizant Technology Solutions Corp. (a)	900	53,541
Computer Sciences Corp. (a)	900	49,995
		145,298
Semiconductor & Semiconductor Equipment - 2.6%
PortalPlayer Inc. (a)	1,100	24,453
Siliconware Precision Industries Co. - ADR	4,700	30,315
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	2,100	21,126
Texas Instruments, Inc.	1,600	51,952
		127,846
Software - 0.3%
Fair Isaac Corp.	400	15,848
TOTAL INFORMATION TECHNOLOGY		708,502

MATERIALS - 9.5%
Chemicals - 0.6%
OM Group, Inc. (a)	1,200	27,600
Construction Materials - 2.1%
Cemex S.A. de C.V. - ADR	700	45,696
Eagle Materials, Inc.	900	57,384
		103,080
Metals & Mining - 6.8%
AK Steel Holding Corp. (a)	1,300	19,500
Alcoa, Inc.	1,800	55,008
BHP Billiton Ltd. - ADR	1,300	51,805
Companhia Vale do Rio Doce - ADR	1,300	63,089
Freeport-McMoRan Copper & Gold, Inc. Class B	400	23,908
Rio Tinto PLC - ADR	200	41,400
Steel Dynamics, Inc.	900	51,057
Steel Technologies, Inc.	1,100	26,730
		332,497
TOTAL MATERIALS		463,177

TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.7%
Telefonos de Mexico S.A. de C.V. - ADR	1,500	33,720
Wireless Telecommunication Services - 2.1%
America Movil S.A. de C.V. - ADR	1,900	65,094
Vimpel Com - ADR (a)	900	38,709
		103,803
TOTAL TELECOMMUNICATION SERVICES		137,523

UTILITIES - 1.0%
Electric Utilities - 1.0%
Korea Electric Power Corp. - ADR (a)	2,200	47,520
TOTAL UTILITIES		47,520
TOTAL COMMON STOCKS (Cost $4,368,770) (b)		$5,039,901

		Fair
	Contracts*	Value
PURCHASED OPTIONS - 1.1%
Put Options - 1.1%
MidCap SPDR Trust Series I
Expiration: September 2006, Exercise Price: $138.00	180	$51,750
TOTAL PURCHASED OPTIONS (Cost $64,440)		$51,750

	Face	Fair
	Amount	Value
SHORT-TERM INVESTMENTS - 3.4%
Short-Term Notes - 3.4%
Federal Home Loan Mortgage Corporation Discount Note
4.4550%, 04/03/2006	$166,000	$165,959
Variable Rate Demand Notes - 0.0%
Wisconsin Corporate Central Credit Union
4.4925%, 12/31/2031(c)	677	677
TOTAL SHORT-TERM INVESTMENTS (Cost $166,636)		$166,636

Total Investments (Cost $4,599,846) (d) - 108.2%		$5,258,287
Total Options Outstanding - (8.5%) (See following
schedule)		(414,349)
Other Assets in Excess of Liabilities - 0.3%		15,193
TOTAL NET ASSETS - 100.0%		$4,859,131

Percentages are stated as a percent of net assets.

* 100 shares per contract.
ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	All common stocks are fully or partially pledged as collateral for call options outstanding, which are presented in the following schedule of outstanding call options.
(c)	Security is a variable rate instrument in which the coupon rate is adjusted weekly based on the one-month LIBOR.
The interest rate stated is the rate in effect at period-end.
(d)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc.
Covered Call Portfolio
Schedule of Options Written
March 31, 2006 (Unaudited)
			Fair
	Contracts*		Value
CALL OPTIONS

A.G. Edwards, Inc.
Expiration: May, 2006, Exercise Price: $45.00	2		$1,040
Expiration: August, 2006, Exercise Price: $45.00	1		610
Abercrombie & Fitch Co. Class A
Expiration: August, 2006, Exercise Price: $60.00	5		2,450
Expiration: August, 2006, Exercise Price: $70.00	2		340
Expiration: November, 2006, Exercise Price: $60.00	1		650
Accredited Home Lenders Holding Co.
Expiration: June, 2006, Exercise Price: $50.00	4		1,920
Expiration: September, 2006, Exercise Price: $55.00	1		460
Aetna, Inc.
Expiration: July, 2006, Exercise Price: $52.50	12		2,220
Affiliated Computer Services, Inc. Class A
Expiration: April, 2006, Exercise Price: $60.00	2		290
Expiration: July, 2006, Exercise Price: $65.00	4		560
Expiration: October, 2006, Exercise Price: $60.00	1		470
AK Steel Holding Corp.
Expiration: September, 2006, Exercise Price: $12.50	13		4,420
Alaska Air Group, Inc.
Expiration: April, 2006, Exercise Price: $30.00	4		2,220
Expiration: April, 2006, Exercise Price: $35.00	2		320
Expiration: October, 2006, Exercise Price: $35.00	7		2,835
Alcoa, Inc.
Expiration: July, 2006, Exercise Price: $30.00	13		2,925
Expiration: October, 2006, Exercise Price: $30.00	5		1,450
Alpharma, Inc. Class A
Expiration: September, 2006, Exercise Price: $30.00	5		775
America Movil S.A. de C.V. - ADR
Expiration: May, 2006, Exercise Price: $35.00	10		1,600
Expiration: August, 2006, Exercise Price: $35.00	9		2,385
American Express Co.
Expiration: April, 2006, Exercise Price: $52.50	1		80
Expiration: July, 2006, Exercise Price: $55.00	3		315
Expiration: July, 2006, Exercise Price: $57.50	1		45
Expiration: October, 2006, Exercise Price: $55.00	4		820
AmerisourceBergen Corp.
Expiration: May, 2006, Exercise Price: $42.50	2		1,260
Expiration: August, 2006, Exercise Price: $45.00	5		2,550
Expiration: August, 2006, Exercise Price: $47.50	7		2,394
Apple Computer, Inc.
Expiration: July, 2006, Exercise Price: $60.00	2		1,520
Expiration: July, 2006, Exercise Price: $65.00	5		2,515
Expiration: July, 2006, Exercise Price: $70.00	1		320
AutoZone, Inc.
Expiration: June, 2006, Exercise Price: $100.00	2		860
Expiration: June, 2006, Exercise Price: $95.00	1		750
Expiration: September, 2006, Exercise Price: $110.00	1		270
Barr Pharmaceuticals, Inc.
Expiration: May, 2006, Exercise Price: $65.00	6		1,050
Expiration: August, 2006, Exercise Price: $70.00	2		350
BHP Billiton Ltd. - ADR
Expiration: May, 2006, Exercise Price: $35.00	4		2,120
Expiration: August, 2006, Exercise Price: $35.00	4		2,480
Expiration: November, 2006, Exercise Price: $40.00	5		2,050
Burlington Northern Santa Fe Corp.
Expiration: July, 2006, Exercise Price: $80.00	4		2,720
Expiration: October, 2006, Exercise Price: $75.00	2		2,480
Expiration: October, 2006, Exercise Price: $85.00	4		2,480
Capital One Financial Corp.
Expiration: September, 2006, Exercise Price: $80.00	2		1,180
Expiration: September, 2006, Exercise Price: $85.00	1		330
Expiration: September, 2006, Exercise Price: $95.00	1		85
Caremark Rx, Inc.
Expiration: June, 2006, Exercise Price: $50.00	3		570
Celgene Corp.
Expiration: July, 2006, Exercise Price: $32.50	8		10,320
Cemex S.A. de C.V. - ADR
Expiration: July, 2006, Exercise Price: $60.00	1		680
Expiration: July, 2006, Exercise Price: $65.00	2		820
Expiration: October, 2006, Exercise Price: $60.00	3		2,610
Expiration: October, 2006, Exercise Price: $70.00	1		360
Ceradyne, Inc.
Expiration: June, 2006, Exercise Price: $50.00	6		2,700
Expiration: September, 2006, Exercise Price: $65.00	4		1,020
Christopher & Banks Corp.
Expiration: June, 2006, Exercise Price: $20.00	13		4,940
Expiration: June, 2006, Exercise Price: $22.50	6		1,290
CIGNA Corp.
Expiration: July, 2006, Exercise Price: $125.00	3		3,360
Expiration: July, 2006, Exercise Price: $130.00	2		1,560
Cognizant Technology Solutions Corp.
Expiration: July, 2006, Exercise Price: $55.00	5		3,600
Expiration: July, 2006, Exercise Price: $60.00	4		1,640
Coldwater Creek, Inc.
Expiration: July, 2006, Exercise Price: $23.38	3	**	2,497
Expiration: October, 2006, Exercise Price: $30.00	7		1,890
Companhia Vale do Rio Doce - ADR
Expiration: June, 2006, Exercise Price: $40.00	3		2,610
Expiration: September, 2006, Exercise Price: $45.00	5		3,250
Expiration: September, 2006, Exercise Price: $50.00	5		1,950
Computer Sciences Corp.
Expiration: June, 2006, Exercise Price: $55.00	9		2,880
Cost Plus, Inc.
Expiration: May, 2006, Exercise Price: $20.00	4		100
Expiration: November, 2006, Exercise Price: $17.50	10		2,325
CSX Corp.
Expiration: August, 2006, Exercise Price: $55.00	1		685
Expiration: August, 2006, Exercise Price: $60.00	7		2,660
Expiration: November, 2006, Exercise Price: $65.00	2		520
Cullen/Frost Bankers, Inc.
Expiration: April, 2006, Exercise Price: $55.00	5		200
Cummins, Inc.
Expiration: June, 2006, Exercise Price: $100.00	3		2,610
Expiration: June, 2006, Exercise Price: $115.00	1		187
Expiration: September, 2006, Exercise Price: $110.00	2		1,250
Darden Restaurants, Inc.
Expiration: April, 2006, Exercise Price: $40.00	8		1,160
Dollar Tree Stores, Inc.
Expiration: August, 2006, Exercise Price: $27.50	10		2,150
Expiration: August, 2006, Exercise Price: $30.00	10		950
Eagle Materials, Inc.
Expiration: April, 2006, Exercise Price: $56.63	2		1,520
Expiration: July, 2006, Exercise Price: $53.38	3		3,735
Expiration: October, 2006, Exercise Price: $65.00	4		3,040
East West Bancorp, Inc.
Expiration: July, 2006, Exercise Price: $35.00	1		445
Expiration: October, 2006, Exercise Price: $40.00	2		460
ElkCorp
Expiration: October, 2006, Exercise Price: $35.00	9		2,790
Ethan Allen Interiors, Inc.
Expiration: May, 2006, Exercise Price: $40.00	3		892
Expiration: November, 2006, Exercise Price: $45.00	2		505
Fasetnal Co.
Expiration: August, 2006, Exercise Price: $45.00	4		2,080
Expiration: November, 2006, Exercise Price: $50.00	3		1,050
Fastenal Co.
Expiration: May, 2006, Exercise Price: $42.50	5		2,750
FedEx Corp.
Expiration: April, 2006, Exercise Price: $105.00	3		2,520
Expiration: July, 2006, Exercise Price: $115.00	2		1,020
Finish Line, Inc.
Expiration: May, 2006, Exercise Price: $17.50	6		180
Expiration: August, 2006, Exercise Price: $20.00	2		50
Expiration: November, 2006, Exercise Price: $17.50	11		1,265
Forest Laboratories, Inc.
Expiration: May, 2006, Exercise Price: $45.00	4		880
Expiration: August, 2006, Exercise Price: $45.00	2		800
Expiration: August, 2006, Exercise Price: $50.00	2		340
Fossil, Inc.
Expiration: September, 2006, Exercise Price: $17.50	3		840
Expiration: September, 2006, Exercise Price: $20.00	4		720
Freeport-McMoRan Copper & Gold, Inc. Class B
Expiration: August, 2006, Exercise Price: $50.00	4		4,720
Furniture Brands International, Inc.
Expiration: July, 2006, Exercise Price: $22.50	10		2,950
Expiration: July, 2006, Exercise Price: $25.00	14		2,065
Google, Inc. Class A
Expiration: June, 2006, Exercise Price: $370.00	1		3,700
Grant Prideco, Inc.
Expiration: July, 2006, Exercise Price: $40.00	4		2,120
Harman International Industries, Inc.
Expiration: July, 2006, Exercise Price: $100.00	2		3,110
Expiration: July, 2006, Exercise Price: $110.00	1		860
Expiration: July, 2006, Exercise Price: $115.00	1		635
Helmerich & Payne, Inc.
Expiration: June, 2006, Exercise Price: $65.00	1		770
Expiration: September, 2006, Exercise Price: $60.00	3		3,690
Expiration: September, 2006, Exercise Price: $65.00	3		2,940
Expiration: September, 2006, Exercise Price: $70.00	2		1,420
Henry Schein, Inc.
Expiration: July, 2006, Exercise Price: $50.00	10		1,300
Hutchinson Technology, Inc.
Expiration: May, 2006, Exercise Price: $30.00	9		1,552
Expiration: August, 2006, Exercise Price: $25.00	5		3,175
Expiration: January, 2007, Exercise Price: $35.00	3		622
Ingram Micro, Inc. Class A
Expiration: September, 2006, Exercise Price: $20.00	19		2,945
International Business Machines Corp.
Expiration: April, 2006, Exercise Price: $85.00	2		120
Expiration: July, 2006, Exercise Price: $80.00	4		2,092
J.B. Hunt Transport Services, Inc.
Expiration: May, 2006, Exercise Price: $22.50	10		625
Expiration: August, 2006, Exercise Price: $25.00	22		1,430
j2 Global Communications, Inc.
Expiration: June, 2006, Exercise Price: $40.00	5		4,125
Expiration: June, 2006, Exercise Price: $45.00	2		900
Expiration: June, 2006, Exercise Price: $50.00	1		197
Expiration: September, 2006, Exercise Price: $45.00	1		610
Johnson Controls, Inc.
Expiration: April, 2006, Exercise Price: $70.00	2		1,270
Expiration: July, 2006, Exercise Price: $75.00	4		2,000
Expiration: October, 2006, Exercise Price: $80.00	3		990
JPMorgan Chase & Co.
Expiration: June, 2006, Exercise Price: $40.00	6		1,410
Expiration: September, 2006, Exercise Price: $42.50	10		1,650
Kirby Corp.
Expiration: June, 2006, Exercise Price: $60.00	1		945
Expiration: June, 2006, Exercise Price: $65.00	3		1,710
Expiration: September, 2006, Exercise Price: $60.00	1		1,100
Expiration: September, 2006, Exercise Price: $65.00	1		750
Expiration: September, 2006, Exercise Price: $70.00	2		1,060
Knight Transportation, Inc.
Expiration: September, 2006, Exercise Price: $20.00	10		1,900
Expiration: September, 2006, Exercise Price: $22.50	11		1,017
Komag, Inc.
Expiration: June, 2006, Exercise Price: $45.00	4		2,320
Expiration: June, 2006, Exercise Price: $50.00	1		330
Expiration: September, 2006, Exercise Price: $45.00	4		3,312
Korea Electric Power Corp. - ADR
Expiration: April, 2006, Exercise Price: $22.50	5		88
Expiration: September, 2006, Exercise Price: $20.00	8		2,300
Expiration: September, 2006, Exercise Price: $22.50	9		1,328
Laureate Education, Inc.
Expiration: May, 2006, Exercise Price: $55.00	2		275
Expiration: August, 2006, Exercise Price: $50.00	3		1,710
Expiration: August, 2006, Exercise Price: $55.00	2		585
Loews Corp.
Expiration: June, 2006, Exercise Price: $90.00	2		2,500
Expiration: September, 2006, Exercise Price: $100.00	2		1,380
McKesson Corp.
Expiration: August, 2006, Exercise Price: $55.00	5		1,025
Medco Health Solutions, Inc.
Expiration: April, 2006, Exercise Price: $55.00	3		900
Expiration: July, 2006, Exercise Price: $60.00	3		750
Expiration: October, 2006, Exercise Price: $65.00	1		228
Mesa Air Group, Inc.
Expiration: September, 2006, Exercise Price: $12.50	16		1,520
MetLife, Inc.
Expiration: June, 2006, Exercise Price: $50.00	5		625
Expiration: September, 2006, Exercise Price: $55.00	2		130
Mohawk Industries, Inc.
Expiration: May, 2006, Exercise Price: $90.00	4		120
Expiration: August, 2006, Exercise Price: $80.00	1		630
Molecular Devices Corp.
Expiration: July, 2006, Exercise Price: $30.00	6		2,700
Expiration: July, 2006, Exercise Price: $35.00	5		825
Morgan Stanley
Expiration: July, 2006, Exercise Price: $60.00	4		1,800
Expiration: October, 2006, Exercise Price: $65.00	2		590
Nabors Industries Ltd. - ADR
Expiration: June, 2006, Exercise Price: $65.00	6		5,280
National Oilwell Varco, Inc.
Expiration: May, 2006, Exercise Price: $60.00	2		1,240
Expiration: August, 2006, Exercise Price: $65.00	3		1,800
New Century Financial Corp.
Expiration: August, 2006, Exercise Price: $45.00	8		3,680
NICE Systems, Ltd. - ADR
Expiration: August, 2006, Exercise Price: $50.00	4		1,900
Expiration: August, 2006, Exercise Price: $55.00	5		1,313
Norfolk Southern Corp.
Expiration: June, 2006, Exercise Price: $50.00	4		2,200
Expiration: September, 2006, Exercise Price: $55.00	7		2,590
Expiration: January, 2007, Exercise Price: $60.00	3		990
Novastar Financial, Inc.
Expiration: June, 2006, Exercise Price: $30.00	11		4,510
Expiration: September, 2006, Exercise Price: $25.00	6		5,280
OM Group, Inc.
Expiration: June, 2006, Exercise Price: $20.00	9		3,330
Expiration: September, 2006, Exercise Price: $25.00	3		600
O'Reilly Automotive, Inc.
Expiration: August, 2006, Exercise Price: $35.00	6		2,130
Expiration: August, 2006, Exercise Price: $40.00	3		375
Par Pharmaceutical Cos., Inc.
Expiration: May, 2006, Exercise Price: $30.00	3		450
Expiration: August, 2006, Exercise Price: $25.00	4		2,000
Expiration: August, 2006, Exercise Price: $35.00	1		105
Peabody Energy Corp.
Expiration: June, 2006, Exercise Price: $50.00	2		820
PNC Financial Services Group, Inc.
Expiration: May, 2006, Exercise Price: $70.00	3		255
Expiration: August, 2006, Exercise Price: $70.00	1		200
Polaris Industries, Inc.
Expiration: June, 2006, Exercise Price: $50.00	2		1,140
Expiration: September, 2006, Exercise Price: $55.00	4		1,680
PortalPlayer Inc.
Expiration: May, 2006, Exercise Price: $22.50	2		360
Expiration: May, 2006, Exercise Price: $25.00	4		380
Expiration: August, 2006, Exercise Price: $30.00	1		88
Expiration: November, 2006, Exercise Price: $22.50	1		390
Expiration: November, 2006, Exercise Price: $25.00	3		878
Prudential Financial, Inc.
Expiration: June, 2006, Exercise Price: $75.00	2		680
Expiration: June, 2006, Exercise Price: $80.00	1		110
Expiration: September, 2006, Exercise Price: $80.00	1		290
Psychiatric Solutions, Inc.
Expiration: June, 2006, Exercise Price: $30.00	2		900
Expiration: September, 2006, Exercise Price: $30.00	2		1,080
Expiration: September, 2006, Exercise Price: $35.00	2		530
Rio Tinto PLC - ADR
Expiration: July, 2006, Exercise Price: $195.00	1		2,200
Expiration: October, 2006, Exercise Price: $180.00	1		3,560
Ross Stores, Inc.
Expiration: May, 2006, Exercise Price: $30.00	24		1,980
Ryder System, Inc.
Expiration: May, 2006, Exercise Price: $42.50	6		2,010
Expiration: August, 2006, Exercise Price: $45.00	4		1,280
Expiration: August, 2006, Exercise Price: $47.50	4		830
Seagate Technology
Expiration: June, 2006, Exercise Price: $25.00	7		1,680
Expiration: September, 2006, Exercise Price: $25.00	10		3,400
Expiration: September, 2006, Exercise Price: $30.00	6		750
Selective Insurance Group, Inc.
Expiration: June, 2006, Exercise Price: $55.00	4		980
Expiration: September, 2006, Exercise Price: $55.00	2		550
Expiration: September, 2006, Exercise Price: $60.00	2		490
Siliconware Precision Industries Co. - ADR
Expiration: September, 2006, Exercise Price: $7.50	47		2,703
SkyWest, Inc.
Expiration: April, 2006, Exercise Price: $30.00	1		60
Expiration: July, 2006, Exercise Price: $25.00	1		520
Expiration: July, 2006, Exercise Price: $30.00	9		1,710
SonoSite, Inc.
Expiration: June, 2006, Exercise Price: $35.00	3		1,965
Expiration: June, 2006, Exercise Price: $40.00	3		810
Spectrum Brands, Inc.
Expiration: September, 2006, Exercise Price: $22.50	11		2,365
Steel Dynamics, Inc.
Expiration: August, 2006, Exercise Price: $50.00	9		9,315
Steel Technologies, Inc.
Expiration: July, 2006, Exercise Price: $25.00	9		1,868
Expiration: July, 2006, Exercise Price: $30.00	2		135
Superior Energy Services, Inc.
Expiration: June, 2006, Exercise Price: $22.50	6		2,820
Expiration: June, 2006, Exercise Price: $25.00	10		2,600
Expiration: September, 2006, Exercise Price: $25.00	4		1,540
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR
Expiration: April, 2006, Exercise Price: $10.00	21		630
Telefonos de Mexico S.A. de C.V. - ADR
Expiration: May, 2006, Exercise Price: $22.50	11		990
Expiration: August, 2006, Exercise Price: $25.00	4		200
Teva Pharmaceutical Industries, Ltd. - ADR
Expiration: June, 2006, Exercise Price: $42.50	6		870
Expiration: September, 2006, Exercise Price: $45.00	5		750
Texas Instruments, Inc.
Expiration: April, 2006, Exercise Price: $30.00	3		840
Expiration: July, 2006, Exercise Price: $30.00	6		2,280
Expiration: July, 2006, Exercise Price: $35.00	7		805
The Bank of New York Co., Inc.
Expiration: April, 2006, Exercise Price: $35.00	5		800
Expiration: July, 2006, Exercise Price: $35.00	9		2,115
Expiration: October, 2006, Exercise Price: $37.50	4		620
The Chubb Corp.
Expiration: April, 2006, Exercise Price: $95.00	3		510
The Hartford Financial Services Group, Inc.
Expiration: June, 2006, Exercise Price: $80.00	3		990
Expiration: September, 2006, Exercise Price: $85.00	3		847
The Goldman Sachs Group, Inc.
Expiration: July, 2006, Exercise Price: $150.00	3		3,660
Expiration: July, 2006, Exercise Price: $155.00	1		861
The Sherwin-Williams Co.
Expiration: September, 2006, Exercise Price: $50.00	4		1,440
Expiration: January, 2007, Exercise Price: $55.00	1		285
The Toro Co.
Expiration: June, 2006, Exercise Price: $45.00	6		2,100
Expiration: September, 2006, Exercise Price: $50.00	2		490
Toyota Motor Corp. - ADR
Expiration: July, 2006, Exercise Price: $105.00	1		850
Expiration: July, 2006, Exercise Price: $110.00	3		1,560
Expiration: July, 2006, Exercise Price: $115.00	1		285
Ultra Petroleum Corp.
Expiration: June, 2006, Exercise Price: $55.00	2		1,900
Expiration: June, 2006, Exercise Price: $60.00	2		1,280
Expiration: September, 2006, Exercise Price: $50.00	3		4,695
Unit Corp.
Expiration: June, 2006, Exercise Price: $55.00	7		2,660
Expiration: September, 2006, Exercise Price: $55.00	4		2,440
United Parcel Service, Inc. Class B
Expiration: April, 2006, Exercise Price: $75.00	3		1,440
Expiration: October, 2006, Exercise Price: $80.00	3		1,170
Universal Forest Products, Inc.
Expiration: April, 2006, Exercise Price: $60.00	2		840
Expiration: July, 2006, Exercise Price: $65.00	2		790
Vimpel Com - ADR
Expiration: April, 2006, Exercise Price: $45.00	4		140
Expiration: October, 2006, Exercise Price: $45.00	5		1,225
Wachovia Corp.
Expiration: April, 2006, Exercise Price: $55.00	7		1,120
Expiration: July, 2006, Exercise Price: $55.00	2		565
Expiration: July, 2006, Exercise Price: $57.50	1		145
Washington Mutual, Inc.
Expiration: July, 2006, Exercise Price: $45.00	8		640
Watsco, Inc.
Expiration: August, 2006, Exercise Price: $70.00	6		4,020
Expiration: August, 2006, Exercise Price: $75.00	3		1,275
WESCO International, Inc.
Expiration: July, 2006, Exercise Price: $55.00	1		1,480
Expiration: July, 2006, Exercise Price: $60.00	5		5,350
Expiration: July, 2006, Exercise Price: $65.00	5		3,900
Expiration: October, 2006, Exercise Price: $65.00	1		950
W-H Energy Services, Inc.
Expiration: April, 2006, Exercise Price: $40.00	4		1,880
Expiration: July, 2006, Exercise Price: $35.00	3		3,225
Expiration: July, 2006, Exercise Price: $40.00	3		2,130
Total Options Written (Premiums received $362,347)	1,203		$414,349

* 100 shares per contract unless otherwise noted.
** 150 shares per contract.

Schedule of Investments
March 31, 2006 (Unaudited)
Ohio National Fund, Inc. - Target VIP Portfolio
		Fair
	Shares	Value
COMMON STOCKS - 96.5%
CONSUMER DISCRETIONARY - 7.3%
Auto Components - 1.0%
Drew Industries, Inc. (a)	370	$13,153
LKQ Corp. (a)	885	18,417
		31,570
Automobiles - 0.8%
Harley-Davidson, Inc.	499	25,888

Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	270	11,078
Papa John's International, Inc. (a)	587	19,260
		30,338
Household Durables - 0.7%
Garmin Ltd.	157	12,470
Tarragon Corp. (a)	501	9,970
		22,440
Multiline Retail - 0.6%
Nordstrom, Inc.	489	19,159
Specialty Retail - 3.0%
Dress Barn, Inc. (a)	143	6,857
Guess ?, Inc. (a)	155	6,062
Hibbett Sporting Goods, Inc. (a)	619	20,421
Jos. A Bank Clothiers, Inc. (a)	300	14,385
Select Comfort Corp. (a)	629	24,877
The Pantry Inc. (a)	390	24,332
		96,934
Textiles, Apparel & Luxury Goods - 0.3%
Steven Madden Ltd.	244	8,662
TOTAL CONSUMER DISCRETIONARY		234,991

CONSUMER STAPLES - 5.8%
Beverages - 2.3%
Diageo PLC - ADR	565	35,838
PepsiCo, Inc.	664	38,372
		74,210
Household Products - 3.5%
Colgate-Palmolive Co.	206	11,763
The Clorox Co.	60	3,591
The Procter & Gamble Co.	1,699	97,896
		113,250
TOTAL CONSUMER STAPLES		187,460

ENERGY - 17.0%
Energy Equipment & Services - 4.6%
Atwood Oceanics, Inc. (a)	274	27,677
BJ Services Co.	935	32,351
Helix Energy Solutions Group, Inc. (a)	163	6,178
Hornbeck Offshore Services, Inc. (a)	490	17,674
Patterson-UTI Energy, Inc.	253	8,086
TETRA Technologies, Inc. (a)	624	29,353
Veritas DGC, Inc. (a)	609	27,642
		148,961
Oil, Gas & Consumable Fuels - 12.4%
Atlas America, Inc. (a)	357	17,068
Chesapeake Energy Corp.	756	23,746
Crosstex Energy, Inc.	225	17,426
Edge Petroleum Corp. (a)	309	7,719
ENI SpA - ADR	597	34,017
EOG Resources, Inc.	695	50,040
Exxon Mobil Corp.	1,765	107,418
KCS Energy, Inc. (a)	889	23,114
Occidental Petroleum Corp.	314	29,092
Peabody Energy Corp.	553	27,877
Petroquest Energy, Inc. (a)	826	8,334
Southwestern Energy Co. (a)	351	11,299
Western Gas Resources, Inc.	157	7,575
XTO Energy, Inc.	759	33,070
		397,795
TOTAL ENERGY		546,756

FINANCIALS - 13.0%
Capital Markets - 0.3%
TradeStation Group, Inc. (a)	759	10,489
Commercial Banks - 4.5%
ABN AMRO Holding NV - ADR	1,253	37,440
Barclays PLC - ADR	784	36,691
HSBC Holdings PLC - ADR	411	34,434
Lloyds TSB Group Plc - ADR	976	37,566
		146,131
Diversified Financial Services - 5.7%
Citigroup, Inc.	2,045	96,585
ING Groep NV - ADR	940	37,036
Moody's Corp.	680	48,593
		182,214
Insurance - 2.5%
Argonaut Group, Inc. (a)	527	18,735
Safeco Corp.	283	14,209
The Progressive Corp.	453	47,230
		80,174
TOTAL FINANCIALS		419,008

HEALTH CARE - 12.1%
Biotechnology - 5.6%
Amgen, Inc. (a)	1,683	122,438
Gilead Sciences, Inc. (a)	931	57,927
		180,365
Health Care Equipment & Supplies - 0.7%
ICU Medical, Inc. (a)	243	8,794
Meridian Bioscience, Inc.	459	12,384
		21,178
Health Care Providers & Services - 4.4%
Cerner Corp. (a)	161	7,640
Express Scripts, Inc. (a)	599	52,652
HealthExtras, Inc. (a)	688	24,286
Horizon Health Corp. (a)	261	5,168
UnitedHealth Group, Inc.	783	43,738
Vital Images, Inc. (a)	220	7,498
		140,982
Pharmaceuticals - 1.4%
Biovail Corp.	325	7,914
Teva Pharmaceutical Industries, Ltd. - ADR	917	37,762
		45,676
TOTAL HEALTH CARE		388,201

INDUSTRIALS - 6.2%
Aerospace & Defense - 1.0%
AAR Corp. (a)	586	16,690
Ceradyne, Inc. (a)	122	6,088
Rockwell Collins, Inc.	129	7,269
		30,047
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	242	11,880
Airlines - 0.1%
World Air Holdings, Inc. (a)	419	4,115
Commercial Services & Supplies - 0.3%
Healthcare Services Group, Inc.	473	10,103
Construction & Engineering - 1.1%
EMCOR Group, Inc. (a)	548	27,214
McDermott International, Inc. (a)	149	8,113
		35,327
Electrical Equipment - 0.9%
Encore Wire Corp. (a)	398	13,484
Rockwell Automation, Inc.	132	9,492
The Lamson & Sessions Co. (a)	206	5,733
		28,709
Industrial Conglomerates - 1.3%
3M Co.	564	42,689
Machinery - 0.6%
Columbus McKinnon Corp. (a)	249	6,705
Gehl Co. (a)	214	7,088
JLG Industries, Inc.	232	7,143
		20,936
Trading Companies & Distributors - 0.5%
Fastenal Co.	217	10,273
Watsco, Inc.	91	6,465
		16,738
TOTAL INDUSTRIALS		200,544

INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 3.7%
Motorola, Inc.	5,162	118,262
Computers & Peripherals - 8.0%
Apple Computer, Inc. (a)	1,826	114,527
Intergraph Corp. (a)	107	4,458
International Business Machines Corp.	1,205	99,376
SanDisk Corp. (a)	664	38,193
		256,554
Electronic Equipment & Instruments - 1.1%
Itron, Inc. (a)	431	25,795
Brightpoint, Inc. (a)	298	9,256
		35,051
Internet Software & Services - 4.4%
Digital Insight Corp. (a)	597	21,731
eCollege.com, Inc. (a)	390	7,347
Google, Inc. Class A (a)	293	114,270
		143,348
Semiconductor & Semiconductor Equipment - 6.8%
Intel Corp.	3,960	76,626
Intevac, Inc. (a)	375	10,792
Lam Research Corp. (a)	196	8,428
National Semiconductor Corp.	396	11,025
NVIDIA Corp. (a)	615	35,215
Sigma Designs, Inc. (a)	368	5,369
Standard Microsystems Corp. (a)	370	9,613
Texas Instruments, Inc.	1,861	60,427
		217,495
Software - 1.3%
Ansoft Corp. (a)	209	8,713
Autodesk, Inc. (a)	333	12,827
Intuit, Inc. (a)	201	10,691
Ultimate Software Group, Inc. (a)	416	10,754
		42,985
TOTAL INFORMATION TECHNOLOGY		813,695

MATERIALS - 0.4%
Metals & Mining - 0.4%
Ryerson Tull, Inc.	445	11,908
TOTAL MATERIALS		11,908

TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 4.2%
BT Group plc - ADR	862	33,463
Deutsche Telekom AG - ADR	1,983	33,354
Telecom Italia SpA - ADR	1,125	32,850
Telefonica SA - ADR	731	34,335
		134,002
Wireless Telecommunication Services - 1.4%
NII Holdings, Inc. (a)	218	12,856
Vodafone Group PLC - ADR	1,529	31,956
		44,812
TOTAL TELECOMMUNICATION SERVICES		178,814

UTILITIES - 3.8%
Electric Utilities - 2.6%
Enel SpA - ADR	836	35,313
Exelon Corp.	164	8,675
PPL Corp.	94	2,763
Scottish Power PLC - ADR	875	35,254
		82,005
Independent Power Producers & Energy Traders - 0.2%
TXU Corp.	114	5,103
Multi-Utilities - 1.0%
National Grid Transco PLC - ADR	678	33,649
TOTAL UTILITIES		120,757

TOTAL COMMON STOCKS (Cost $3,035,351)		$3,102,134

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 3.2%
U.S. Bank 3.75% 04/03/2006	$105,000	$105,000
Repurchase price: $105,033
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.950% 05/15/2033
Fair Value: $51,370
Fannie Mae Loan Pool
#682318 4.500% 09/01/2033
Fair Value: $55,730
TOTAL REPURCHASE AGREEMENTS (Cost $105,000)		$105,000

Total Investments (Cost $3,140,351) (b) - 99.7%		$3,207,134
Other Assets in Excess of Liabilities - 0.3%		8,275
TOTAL NET ASSETS - 100.0%		$3,215,409

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Schedule of Investments
March 31, 2006 (Unaudited)
Ohio National Fund, Inc. - Target Equity/Income
		Fair
	Shares	Value
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 4.1%
Household Durables - 2.9%
La-Z-Boy, Inc.	16,378	$278,426
Specialty Retail - 1.2%
Dress Barn, Inc. (a)	1,198	57,444
Guess ?, Inc. (a)	1,297	50,726
		108,170
TOTAL CONSUMER DISCRETIONARY		386,596

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.9%
Albertson's, Inc.	10,696	274,566
TOTAL CONSUMER STAPLES		274,566

ENERGY - 17.8%
Energy Equipment & Services - 2.6%
BJ Services Co.	5,683	196,632
Helix Energy Solutions Group, Inc. (a)	1,369	51,885
		248,517
Oil, Gas & Consumable Fuels - 15.2%
Chesapeake Energy Corp.	6,312	198,260
EOG Resources, Inc.	4,219	303,768
Marathon Oil Corp.	3,768	287,009
Peabody Energy Corp.	4,611	232,440
Southwestern Energy Co. (a)	2,933	94,413
Western Gas Resources, Inc.	1,313	63,352
XTO Energy, Inc.	6,338	276,147
		1,455,389
TOTAL ENERGY		1,703,906

FINANCIALS - 14.7%
Commercial Banks - 5.0%
Comerica, Inc.	4,010	232,460
Provident Bankshares Corp.	6,640	242,028
		474,488
Diversified Financial Services - 2.5%
JPMorgan Chase & Co.	5,740	239,014
Insurance - 4.7%
Cincinnati Financial Corp.	5,102	214,641
Unitrin, Inc.	4,986	231,899
		446,540
Thrifts & Mortgage Finance - 2.5%
Washington Federal, Inc.	9,897	239,507
TOTAL FINANCIALS		1,399,549

HEALTH CARE - 3.7%
Health Care Providers & Services - 3.0%
Cerner Corp. (a)	1,341	63,631
Express Scripts, Inc. (a)	2,536	222,914
		286,545
Pharmaceuticals - 0.7%
Biovail Corp.	2,724	66,329
TOTAL HEALTH CARE		352,874

INDUSTRIALS - 5.8%
Aerospace & Defense - 0.5%
Ceradyne, Inc. (a)	1,024	51,098
Commercial Services & Supplies - 2.3%
R.R. Donnelley & Sons Co.	6,607	216,181
Construction & Engineering - 0.7%
McDermott International, Inc. (a)	1,241	67,573
Electrical Equipment - 0.5%
The Lamson & Sessions Co. (a)	1,726	48,035
Machinery - 1.2%
Columbus McKinnon Corp. (a)	2,078	55,960
JLG Industries, Inc.	1,938	59,671
		115,631
Trading Companies & Distributors - 0.6%
Watsco, Inc.	762	54,140
TOTAL INDUSTRIALS		552,658

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 10.4%
Motorola, Inc.	43,137	988,269
Computers & Peripherals - 12.2%
Apple Computer, Inc. (a)	14,961	938,354
Intergraph Corp. (a)	901	37,535
SanDisk Corp. (a)	3,265	187,803
		1,163,692
Electronic Equipment & Instruments - 0.8%
Brightpoint, Inc. (a)	2,491	77,370
Semiconductor & Semiconductor Equipment - 1.8%
NVIDIA Corp. (a)	3,018	172,811
TOTAL INFORMATION TECHNOLOGY		2,402,142

MATERIALS - 4.3%
Chemicals - 4.3%
Lubrizol Corp.	5,245	224,748
Lyondell Chemical Co.	9,530	189,647
TOTAL MATERIALS		414,395

TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
ALLTEL Corp.	3,616	234,136
TOTAL TELECOMMUNICATION SERVICES		234,136

UTILITIES - 17.4%
Electric Utilities - 7.2%
Duquesne Light Holdings, Inc.	13,829	228,178
Entergy Corp.	3,323	229,088
FirstEnergy Corp.	4,649	227,336
		684,602
Gas Utilities - 5.3%
Nicor, Inc.	5,810	229,844
ONEOK, Inc.	8,569	276,350
		506,194
Multi-Utilities - 4.9%
Energy East Corp.	10,040	243,972
SCANA Corp.	5,801	227,631
		471,603
TOTAL UTILITIES		1,662,399
TOTAL COMMON STOCKS (Cost $9,418,959)		$9,383,221

	Face	Fair
	Amount	Value
REPURCHASE AGREEMENTS - 2.8%
U.S. Bank 3.75% 04/03/2006	$269,000	$269,000
Repurchase price: $269,084
Collateralized by:
Freddie Mac Mortgage Back Series
#3020 5.95% 05/15/2033
Fair Value: $131,606
Fannie Mae Loan Pool
#682318 4.50% 09/01/2033
Fair Value: $142,773
TOTAL REPURCHASE AGREEMENTS (Cost $269,000)		$269,000

Total Investments (Cost $9,687,959) (b) - 101.1%		$9,652,221
Liabilities in Excess of Other Assets - (1.1)%		(106,387)
TOTAL NET ASSETS - 100.0%		$9,545,834

Percentages are stated as a percent of net assets.

(a)	Non Income Producing.
(b)	Represents cost for financial reporting purposes, which differs from cost basis for Federal income tax purposes. See also Note 3 of the Notes to the Schedule of Investments.

Ohio National Fund, Inc                                                         March 31, 2006 (Unaudited)
Notes to the Schedule of Investments

(1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty three separate investment portfolios (the “Portfolios”) that seek the following objectives:

▪	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

▪	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

▪
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

▪	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

▪	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

▪
Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

▪	Discovery Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

▪
International Small Company Portfolio - Long-term growth of capital by investing primarily in equity securities of foreign companies having a market capitalization at time of purchase of $5 billion or less.

▪	Aggressive Growth Portfolio - Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

▪
Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

▪
Mid Cap Opportunity Portfolio - Long-term total return by investing in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

▪	S&P 500 Index Portfolio - Total return that approximates that of the Standard & Poor's 500 Index ("S&P 500").

▪	Blue Chip Portfolio - Growth of capital and income by investing primarily in securities of high quality companies.

▪
High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

▪	Capital Growth Portfolio - Long-term capital appreciation by investing in and actively managing equity securities in small cap growth companies.

▪
Nasdaq-100 Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq 100 Index. Unlike the other Portfolios, the Nasdaq-100 Index Portfolio is a non-diversified portfolio.

▪	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

▪
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

▪	U.S. Equity Portfolio - Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

▪	Balanced Portfolio - Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

▪	Covered Call Portfolio - Modest capital appreciation by investing within under-priced sectors and industries and maximization of realized gains from writing covered call options.

▪	Target VIP Portfolio - Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

▪	Target Equity/Income Portfolio - Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information (“SAI”) of Ohio National Fund, Inc. There are no assurances these objectives will be met. Each Portfolio, except the Nasdaq-100 Index Portfolio, is classified as a diversified fund.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities. In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1. Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. Each share of a Portfolio may participate equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350 million of its capital shares, of which 330 million have been allocated to specific Portfolios of the Fund. 30 million shares are allocated to each of the Equity, Money Market, International, and S&P 500 Index Portfolios, 20 million shares are allocated to each of the Bond and Omni Portfolios, and 10 million shares are allocated to each of the other Portfolios. The Fund’s Board of Directors (the “Board”) periodically reallocates total authorized shares to various Portfolios of the Fund as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the risk of loss to the Fund is expected to be remote.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation
Investments are valued using pricing procedures approved by the Board.

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act. Should the money market component of the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such money market component of the Omni Portfolio will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the fair value of the security. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if a security were sold.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the daily closing price on the exchange on which each security is principally traded. Option securities are currently valued on a composite price basis. Over-the-counter domestic equity securities are valued at the last sale price reported daily as of 4:00 pm Eastern Time. If, on a particular day, a domestic equity security is not traded, the mean between the bid and ask prices reported at 4:00 pm Eastern Time will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities with a remaining maturity exceeding sixty days, other than U.S. Government and agency securities, are valued using specific market quotations or a matrix method provided by independent pricing services approved by the Board. If such information is unavailable, the mean between the daily close bid and ask prices is used. U.S. Government and agency securities are valued at the mean between the daily close bid and ask prices.

Repurchase agreements are valued at original cost.

Restricted securities, illiquid securities, and other investments for which market quotations are not readily available are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the last sale price at the close of the exchange on which a security is primarily traded. Securities not traded on a particular day are valued at the mean between the last reported bid and the ask quotes at daily close, or the last sale price when appropriate. Non-traded foreign equity securities are priced on last trades or at the mean value between the daily close bid and ask quotes where readily available. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Securities that are primarily traded on foreign exchanges are further subjected to fair valuation pricing procedures provided by an independent fair valuation service. The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time. Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related ADRs, NY registered shares, iShares, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the 4:00 pm Eastern Time U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close. Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures. The testing is reviewed by the management of the Fund as well as the Fund’s Board. Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and fair market values of investments are reflected as unrealized appreciation or unrealized depreciation.

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source. These exchange rates are currently determined daily at 4:00 pm Eastern Time. Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions. Events that could impact the exchange rates may occur between the time at which the exchange rates are determined and the time the Portfolios’ net assets are valued. For those Portfolios holding foreign investments, the computation of the respective net asset value would not include the impact of such events. If such events are detected and are determined to materially affect the currency exchange rates during such time period, the securities are valued at their estimated fair value as determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments. However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America. The International and International Small Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500 Index and Covered Call Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with the Portfolios’ stated investment objectives. Options are recorded at fair value, and the related realized and unrealized gains and losses are included in the Statements of Operations, if any. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and are subject to the risk that the options will expire before being exercised. A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets. A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

The S&P 500 Index Portfolio may purchase or sell stock index futures contracts, and options thereon, and the Nasdaq-100 Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100 Index in accordance with their stated investment objectives.

Foreign Currency Contracts, Futures, and Options

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security. Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures, generally. A forward contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations. The use of foreign currency hedging transactions might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and do not eliminate fluctuations in the prices of other securities.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The maturities of these instruments vary from overnight to one week. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). The Fund only pays for such securities upon physical delivery or evidence of book entry transfer to the account of the Fund through its custodian.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to section 4(2) of the 1933 Act which exempts an issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets. Investments by a Portfolio in Rule 144A and 4(2) securities could have the effect of decreasing the liquidity of the Portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid. The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities. Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes. Borrowing would generally be unsecured, except to the extent the Portfolios enter into reverse repurchase agreements. The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed. No borrowing was conducted by the Fund during the period ended March 31, 2006.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable and allows for all interest and dividend payments; and the aggregate value of securities loaned does not exceed one third of the total assets. There were no Fund securities lent during the period ended March 31, 2006.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis. For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act. Accordingly, certain differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise. Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

(3)	Federal Income Tax Information

Cost basis for Federal income tax purposes differs from the cost basis for financial reporting purposes. The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at March 31, 2006 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Discovery
Gross unrealized:
Appreciation	$190,673,583	$2,119,204	$3,861,538	$34,346,798	$20,311,745	$9,721,564
Depreciation	(34,871,368)	(3,020,141)	(1,390,542)	(3,988,821)	(5,829,901)	(2,411,539)
Net unrealized: Appreciation (depreciation)	$155,802,215	($900,937)	$2,470,996	$30,357,977	$14,481,844	$7,310,025
Aggregate cost of securities:	$390,706,375	$146,884,458	$65,111,306	$216,011,221	$179,133,578	$70,698,506

	International Small Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500 Index	Blue Chip
Gross unrealized:
Appreciation	$18,762,937	$3,140,376	$3,739,899	$15,128,247	$42,188,698	$3,648,766
Depreciation	(578,486)	(255,755)	(473,780)	(1,847,257)	(25,284,887)	(843,071)
Net unrealized: Appreciation (depreciation)	$18,184,451	$2,884,621	$3,266,119	$13,280,990	$16,903,811	$2,805,695
Aggregate cost of securities:	$43,439,767	$14,406,022	$16,260,381	$82,132,029	$166,500,235	$27,126,205

	High Income Bond	Capital Growth	Nasdaq-100 Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$1,578,035	$9,499,054	$6,389,421	$2,377,422	$2,579,268	$2,411,850
Depreciation	(1,058,943)	(622,886)	(4,583,826)	(504,684)	(248,976)	(232,146)
Net unrealized: Appreciation (depreciation)	$519,092	$8,876,168	$1,805,595	$1,872,738	$2,330,292	$2,179,704
Aggregate cost of securities:	$56,735,088	$22,236,980	$33,571,690	$37,202,109	$12,888,804	$14,677,140

	Balanced	Covered Call	Target VIP	Target Equity/Income
Gross unrealized:
Appreciation	$611,036	$798,501	$161,216	$319,483
Depreciation	(50,006)	(196,314)	(94,433)	(355,221)
Net unrealized: Appreciation (depreciation)	$561,030	$602,187	$66,783	($35,738)
Aggregate cost of securities:	$4,632,658	$4,656,100	$3,140,351	$9,687,959

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ohio National Fund, Inc.

By: /s/ John J. Palmer
John J. Palmer
President and Director

Date: __May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John J. Palmer
John J. Palmer
President and Director

Date: __May 23, 2006

By: /s/ R. Todd Brockman
R. Todd Brockman
Treasurer

Date: __May 23, 2006